As Filed With the Securities and Exchange Commission on May 1, 1998
                                                      Registration No. 33-12470
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                        POST-EFFECTIVE AMENDMENT NO. 19
                                       TO




                                    FORM S-6
               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2


                                ---------------
                     Life Of Virginia Separate Account III
                           (Exact Name of Registrant)



                     The Life Insurance Company Of Virginia
                              (Name of Depositor)
                            6610 West Broad Street,
                            Richmond, Virginia 23230
                    (Address of Principal Executive Office)





                     Linda L. Lanam, Esq.                                  Copy to:
       Senior Vice President, General Counsel & Secretary            Stephen E. Roth, Esq.
              The Life Insurance Company of Virginia           Sutherland, Asbill & Brennan LLP
                    6610 West Broad Street,                      1275 Pennsylvania Ave., N.W.
                       Richmond, Virginia 23230                   Washington, D.C. 20004-2415
        (Name and Address of Agent for Service of Process)


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                 It is proposed that this filing will become effective:

               [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

               [X] on May 1, 1998 pursuant to paragraph (b) of Rule 485

               [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

               [ ] on _________ pursuant to paragraph (a) of Rule 485


     Title of Securities Being Registered: Interest in a separate account under Flexible Premium Variable Life Insurance Policies
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

                      RECONCILIATION AND TIE BETWEEN ITEMS

                       IN FORM N-8B-2 AND THE PROSPECTUS




ITEM NO. OF FORM N-8B-2                         CAPTION IN PROSPECTUS
-------------------------                       ---------------------
1 .......................   Cover Page
2 .......................   Cover Page
3 .......................   Not Applicable
4 .......................   Distribution of the Policy
5 .......................   The Life Insurance Company of Virginia; Separate
                            Account III; State Regulation of Life of Virginia
6 .......................   Separate Account III
7 .......................   Not Applicable
8 .......................   Not Required
9 .......................   Legal Proceedings
10 ......................   Summary; Separate Account III; The Funds; Charges and
                            Deductions; The Policy; Policy Rights and Benefits; Voting
                            Rights; General Provisions
11 ......................   Summary; The Funds
12 ......................   Summary; The Funds
13 ......................   Summary; Charges and Deductions; The Funds
14 ......................   Summary; The Policy
15 ......................   The Policy
16 ......................   The Policy; The Funds
17 ......................   Summary; Charges and Deductions; Policy Rights and
                            Benefits; The Funds
18 ......................   The Funds; The Policy
19 ......................   General Provisions; Voting Rights
20 ......................   Not Applicable
21 ......................   Policy Rights and Benefits; General Provisions
22 ......................   Separate Account III
23 ......................   Safekeeping of the Assets of Separate Account III
24 ......................   General Provisions
25 ......................   The Life Insurance Company of Virginia
26 ......................   Not Applicable
27 ......................   The Life Insurance Company of Virginia
28 ......................   Executive Officers and Directors
29 ......................   The Life Insurance Company of Virginia
30 ......................   Not Applicable
31 ......................   Not Applicable
32 ......................   Not Applicable
33 ......................   Not Applicable
34 ......................   Not Applicable
35 ......................   Distribution of the Policy
36 ......................   Not Required
37 ......................   Not Applicable
38 ......................   Summary; Distribution of the Policy
39 ......................   Summary; Distribution of the Policy
40 ......................   Not Applicable
41 ......................   The Life Insurance Company of Virginia; Distribution of the
                            Policy
42 ......................   Not Applicable
43 ......................   Not Applicable
44 ......................   The Policy
45 ......................   Not Applicable

ITEM NO. OF FORM N-8B-2                         CAPTION IN PROSPECTUS
-------------------------                       ---------------------
46 ......................   Policy Rights and Benefits; Charges and Deductions; General
                            Provisions
47 ......................   The Funds
48 ......................   Separate Account III
49 ......................   Not Applicable
50 ......................   Separate Account III
51 ......................   Cover Page; Summary; The Policy; Charges and Deductions
52 ......................   The Funds
53 ......................   Federal Tax Matters
54 ......................   Not Applicable
55 ......................   Not Applicable
56 ......................   Not Required
57 ......................   Not Required
58 ......................   Not Required
59 ......................   Financial Statements

                                   PROSPECTUS
                     LIFE OF VIRGINIA SEPARATE ACCOUNT III
                 Variable Life Insurance Policy Form P1097 1/87
                                   Issued by:
                     The Life Insurance Company Of Virginia
                             6610 West Broad Street
                            Richmond, Virginia 23230
                                 (804) 281-6000

----------------------------------------------------------------------------
     This Prospectus describes a variable life insurance policy ("Policy") issued by The Life Insurance Company of Virginia ("Life of Virginia"). The Policy may be purchased to operate as a single premium policy, or it may be purchased through a series of planned premiums paid either monthly, quarterly, semi-annually or annually; the minimum first-year planned premium is $5,000. Additional (unplanned) Premium Payments may also be paid, within limits described in this Prospectus. All premiums paid during a policy year, including planned premiums and additional premium payments, are assumed to have been paid on the first day of the policy year (the policy anniversary) for purposes of calculating certain charges under the Policy (including surrender charges).

     The Policy provides for the payment of a Death Benefit upon the death of the insured, and for a Cash Value that can be obtained by surrendering the Policy. The Policy is a variable policy because the Death Benefit may, and the Cash Value will, vary with the investment experience of Life of Virginia Separate Account III ("Separate Account III"). The Policyowner bears the entire investment risk; there is no guaranteed minimum Cash Value. In general, Life of Virginia will not issue the Policy to insure persons older than age 75.


     Under the Policy, premiums are placed in Separate Account III. The Policyowner selects the Investment Subdivision(s) of Separate Account III in which to invest, and determines the allocation of the premiums among those Investment Subdivisions. Each Investment Subdivision of Separate Account III will invest solely in a designated investment portfolio which is part of a series type investment company. Currently, there are ten such Funds available under this Policy: the Janus Aspen Series, the Variable Insurance Products Fund, the Variable Insurance Products Fund II, Variable Insurance Products Fund III, the GE Investments Funds, Inc., the Oppenheimer Variable Account Funds, the Federated Insurance Series, the Alger American Fund, PBHG Insurance Series Fund, Inc. and Goldman Sachs Variable Insurance Trust (collectively referred to as the "Funds"). The Funds, their investment managers and their currently available portfolios are on the following page.


  This Prospectus Must Be Read Along With Current Prospectuses For The Funds

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUNDS AND INTERESTS IN THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

   Please Read This Prospectus Carefully and Retain It For Future Reference.

                  The Date of This Prospectus is May 1, 1998.

     Janus Aspen Series, which is managed by Janus Capital Corporation, has seven portfolios that are available to Policyowners through Separate Account
III:

         Growth Portfolio
         Aggressive Growth Portfolio
         Worldwide Growth Portfolio
         International Growth Portfolio
         Balanced Portfolio
         Flexible Income Portfolio
         Capital Appreciation Portfolio

     Variable Insurance Products Fund, which is managed by Fidelity Management & Research Company, has three portfolios that are available to Policyowners through Separate Account III:

         VIP Equity-Income Portfolio
         VIP Overseas Portfolio
         VIP Growth Portfolio

     Variable Insurance Products Fund II, which is managed by Fidelity Management & Research Company, has two portfolios that are available to Policyowners through Separate Account III: VIP II Asset Manager Portfolio and VIP II Contrafund Portfolio.

     Variable Insurance Products Fund III, which is managed by Fidelity Management & Research Company, has two portfolios that are available to Policyowners through Separate Account III: VIP III Growth & Income Portfolio and VIP III Growth Opportunities Portfolio.

     GE Investments Funds, Inc, which is managed by GE Investment Management, Inc. has nine portfolios that are available to Policyowners through Separate Account III:

         S&P 500 Index Fund
         Money Market Fund
         Total Return Fund
         International Equity Fund
         Real Estate Securities Fund
         Global Income Fund
         Value Equity Fund
         Income Fund

         U.S. Equity Fund (not available in California)


     Oppenheimer Variable Account Funds, which is managed by OppenheimerFunds Inc., has five portfolios that are available to Policyowners through Separate Account III:

         Oppenheimer High Income Fund
         Oppenheimer Bond Fund

         Oppenheimer Aggressive Growth Fund

         Oppenheimer Growth Fund
         Oppenheimer Multiple Strategies Fund

     Federated Insurance Series, which is managed by Federated Advisers, has three portfolios that are available to Policyowners through Separate Account
III:

         Federated American Leaders Fund II
         Federated Utility Fund II
         Federated High Income Bond Fund II

     The Alger American Fund, which is managed by Fred Alger Management, Inc., has two portfolios that are available to Policyowners through Separate Account
III: Alger American Growth Portfolio and Alger American Small Capitalization Portfolio.

     PBHG Insurance Series Fund, In., which is managed by Pilgrim Baxter & Associates, Ltd., has two portfolios that are available to Policyowners through Separate Account III: Growth II Portfolio and Large Cap Growth Portfolio.

     Goldman Sachs Variable Insurance Trust, which is managed by Goldman Sachs Asset Management has two portfolios that are available to policyowners through Separate Account III: Goldman Sachs Growth and Income Fund and Goldman Sachs Mid Cap Equity Fund. Neither of these funds are available to policyowners in the state of California.


     The accompanying prospectuses for the Funds describe the investment objectives and the risks of each of the Funds' portfolios.

     During the Initial Investment Period, all net premiums will be placed in the Investment Subdivision of Separate Account III that invests exclusively in the Money Market Fund of the GE Investments Funds, Inc. At the end of that period, the cash value at that time and all subsequent net premiums will be allocated in accordance with Policyowner instructions.

     It may not be advantageous to purchase a Policy either as a replacement for another type of life insurance policy, or to obtain additional insurance protection if another flexible premium variable life insurance policy is owned.

                               TABLE OF CONTENTS



                                                     Page
                                                --------------
DEFINITIONS                                            6
SUMMARY                                                8
   The Policy                                          8
   Separate Account III                                8
   Premiums                                            8
   Policy Benefits                                     9
   Benefits at Maturity                               10
   Charges and Deductions                             10
   Distribution of the Policy                         10
   Tax Treatment                                      10
   Refund Privilege                                   11
   Exchange Privilege                                 11
   Illustrations of Death Benefits, Cash              11
     Values and Surrender Values
   Fund Annual Expenses                               12
LIFE OF VIRGINIA AND SEPARATE                         13
   ACCOUNT III
   The Life Insurance Company of Virginia             13
   IMSA Disclosure                                    14
   General Electric Company                           14
   Separate Account III                               14
   Addition, Deletion, or Substitution of             14
     Investments
THE FUNDS                                             15
   Janus Aspen Series                                 15
   Variable Insurance Products Fund                   16
   Variable Insurance Products Fund II                16
   Variable Insurance Products Fund III               17
   GE Investments Funds, Inc.                         17
   Oppenheimer Variable Account Funds                 18
   Federated Insurance Series                         18
   The Alger American Fund                            18
   PBHG Insurance Series Fund, Inc.                   19
   Goldman Sachs Variable Insurance Trust             19
   Resolving Material Conflicts                       19
   Termination of Participation Agreements            20
THE POLICY                                            20
   Purpose of the Policy                              20
   Purchasing a Policy                                21
   Dates Under the Policy                             21
   Payments Made Under the Policy                     21
   Preferred Funding Risk Class                       22
   Allocation of Premiums                             23
   Policy Lapse and Reinstatement                     23
   Examination of Policy (Refund                      24
     Privilege)
   Exchange Privilege                                 24
POLICY RIGHTS AND BENEFITS                            24
   Cash Value Benefits                                24
   Transfers                                          26
   Telephone Transfers                                26
   Dollar-Cost Averaging                              26
   Portfolio Rebalancing                              27
   Powers of Attorney                                 27
   Loan Benefits                                      27
   Death Benefit                                      28


                                                     Page
                                                --------------
   Changes in the Specified Amount                    29
   Benefits at Maturity                               30
   Optional Payment Plans                             30
   Specialized Uses of the Policy                     31
CHARGES AND DEDUCTIONS                                31
   Monthly Deduction                                  31
   Charges Against Separate Account III               33
   Surrender Charge                                   33
   Partial Withdrawal Charge                          34
   Transfer Charge                                    34
   Other Charges                                      34
   Reduction of Charges for Group Sales               34
GENERAL PROVISIONS                                    35
   Postponement of Payment                            35
   Limits on Contesting the Policy                    35
   The Contract                                       35
   Misstatement of Age or Sex                         35
   Suicide                                            36
   Statement of Values                                36
   Nonparticipating                                   36
   Written Notice                                     36
   The Owner                                          36
   The Beneficiary                                    36
   Changing the Owner or Beneficiary                  36
   Using the Policies as Collateral                   36
   Optional Insurance Benefits                        36
   Reinsurance                                        37
DISTRIBUTION OF THE POLICY                            37
FEDERAL TAX MATTERS                                   37
   Tax Status of the Policy                           37
   Tax Treatment of Policy Proceeds                   38
   Tax Treatment of Policy Loans and
     Other Distributions Under Certain
     Policies                                         38
   Taxation of the Company                            39
   Income Tax Withholding                             39
   Other Considerations                               40
LEGAL DEVELOPMENTS REGARDING
 EMPLOYMENT-RELATED BENEFIT
 PLANS                                                40
VOTING RIGHTS                                         40
STATE REGULATION OF LIFE OF
   VIRGINIA                                           40
EXECUTIVE OFFICERS AND
   DIRECTORS OF LIFE OF VIRGINIA                      41
LEGAL MATTERS                                         41
LEGAL PROCEEDINGS                                     41
YEAR 2000 COMPLIANCE                                  42
EXPERTS                                               42
CHANGE IN AUDITORS                                    42
ADDITIONAL INFORMATION                                43
FINANCIAL STATEMENTS                                  43
   Appendix A                                        A-1
   Appendix B                                        B-1
   Appendix C                                        C-1
   Appendix D                                        D-1

                  This Policy is not available in all States.

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

     THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION. LIFE INSURANCE IS A LONG TERM INVESTMENT. PROSPECTIVE POLICYOWNERS SHOULD CONSIDER THEIR NEED FOR INSURANCE COVERAGE AND THE POLICY'S LONG TERM INVESTMENT POTENTIAL. NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILIAR OR COMPARABLE TO AN INVESTMENT IN A MUTUAL FUND.

                                  DEFINITIONS

     Additional Premium Payment -- An additional premium payment of at least $250 made by the Policyowner, which does not exceed the maximum premiums limitation shown in the policy data pages; a payment, of at least $1,000, which is required for an increase in the specified amount; or a payment properly made during the grace period.

     Age -- The insured's age on his or her nearest birthday.

     Attained Age -- The insured's age on the Policy Date plus the number of years since the policy date.

     Beneficiary -- Primary and contingent beneficiaries are designated by the Policyowner in the application. More than one primary or contingent beneficiary may be named. If changed, the primary beneficiary or contingent beneficiary is as shown in the latest change filed with Life of Virginia. If no beneficiary survives the insured, the Policyowner or the Policyowner's estate will be the beneficiary. The interest of any beneficiary may be subject to that of any assignee.

     Business Day -- Any day on which the New York Stock Exchange is open for business and any other day in which there is a change in the value of the shares of a portfolio of any one of the Funds sufficient to materially affect the value of the assets in the Investment Subdivision of Separate Account III that invests in that portfolio.

     Cash Value -- The value of the Policy equal to the Cash Value allocated to the Investment Subdivisions of Separate Account III, plus the Cash Value held in the General Account to secure any Policy Debt.

     Death Benefit -- The benefit provided under a Policy upon the death of the insured.

     Due Proof of Death -- Proof of death that is satisfactory to Life of Virginia. Such proof may consist of the following if acceptable to Life of
Virginia:

       (a) A certified copy of the death certificate; or

       (b) A certified copy of the decree of a court of competent jurisdiction as to the finding of death.

     Effective Date - The date coverage begins under the Policy.

     Funds -- The mutual funds designated as eligible investments for Separate Account III.

     General Account -- The assets of Life of Virginia that are not segregated in any of the separate investment accounts of Life of Virginia.

     Home Office -- The principal offices of The Life Insurance Company of Virginia at 6610 West Broad Street, Richmond, Virginia 23230.

     Initial Investment Period -- The period that commences on the Effective Date and ends on the date of receipt at the Home Office of the policy delivery and acceptance letter, signed and dated by the Policyowner, indicating that the Policyowner has received and accepted the Policy, or, if the Policy is not accepted, when all amounts due are refunded, whichever is applicable.

     Insured -- The person upon whose life the Policy is issued.

     Investment Subdivision -- A subdivision of Separate Account III, each of which invests exclusively in shares of a designated portfolio of one of the Funds. All Investment Subdivisions may not be available in all states.

     Maturity Date -- The date on which a Policy's Cash Value less any outstanding Policy Debt becomes payable to the Policyowner, if living. The Maturity Date will be the policy anniversary nearest to the insured's 95th birthday. The Policy terminates on the Maturity Date.

     Maximum Loan Amount -- The maximum amount that may be borrowed under a Policy. The maximum loan amount equals 90% of the Policy's Cash Value on the date of the loan, less any surrender charge.

     Monthly Anniversary Day -- The same date in each month as the policy date. Whenever the monthly anniversary day falls on a date other than a Business Day, the monthly anniversary will be deemed the next Business Day.

     Policy -- The variable life insurance policy issued by Life of Virginia and described in this Prospectus. The term "Policy" or "Policies" includes the Policy described in this Prospectus, the policy application, any supplemental applications, any endorsements and riders.

     Policy Date -- The date a Policy becomes effective and the date used to determine policy years and policy months for the original specified amount and the initial premium. Policy anniversaries are measured from the policy date.

     Policy Debt -- The total of all outstanding policy loans plus accrued interest.

     Policy Month -- A one-month period beginning on a Monthly Anniversary Day and ending on the day immediately preceding the next Monthly Anniversary Day.

     Policyowner (or "Owner") -- The person who owns a Policy. The original policyowner is named in the application. Contingent owners may also be named.

     Proceeds -- The amount payable upon either the surrender of the Policy or the death of the insured.

     Separate Account III (or "Account") -- Life of Virginia Separate Account III, a separate investment account established by Life of Virginia to receive and invest premiums paid under the Policies.

     Specified Amount -- The amount of insurance coverage purchased under a Policy. The specified amount is set forth on the data page in each Policy.

     Surrender Value -- A Policy's Cash Value, reduced by any outstanding Policy Debt and less any surrender charge. This amount is payable to the Policyowner if the Policy matures or is surrendered.

     Valuation Period -- The period between the close of business on a Business Day and the close of business on the next succeeding Business Day.

                                    SUMMARY

The Following Summary of Prospectus Information Should Be Read In Conjunction With The Detailed Information Appearing Elsewhere In This Prospectus.

The Policy

     The variable life insurance policy described in this Prospectus is a life insurance contract with a Death Benefit, Cash Value, surrender rights, policy loan privileges, and other features associated with conventional life insurance. The Policy is a "variable" policy because, unlike the fixed benefits of an ordinary life insurance policy, the Cash Value and, under certain circumstances, the Death Benefit of the Policy and the duration of the life insurance coverage, may increase or decrease depending upon the investment experience of the Investment Subdivisions of Separate Account III to which the Policyowner allocates premiums. Accordingly, the Policyowner reaps the benefit of any appreciation in value of the underlying assets, but also bears the investment risk of any depreciation in the value of those assets. However, so long as the Policy's Surrender Value (the Cash Value reduced by any outstanding Policy Debt, and less any surrender charges) continues to be sufficient to pay the monthly deduction, the Policy provides for a Death Benefit at least equal to the specified amount of the Policy.

     The Policy is issued in consideration of the application and payment of an initial premium. The minimum first-year planned premium is $5,000. All premium payments are determined in accordance with the guideline premium test for life insurance as set forth in the Internal Revenue Code. Although the Policy may operate as a single premium policy, under certain circumstances additional premiums either may be paid at the Policyowner's option or are required in order to keep the Policy in force. (See Payments Made Under The Policy.) The Policyowner determines the allocation of the premiums and Cash Value among the Investment Subdivisions of Separate Account III. (See Allocation of Premiums.)

     Policies issued prior to November 14, 1995, contain certain rights, benefits and procedures which differ from those described elsewhere in this Prospectus. An individual who has purchased such a Policy should refer to Appendix B in conjunction with the remainder of this Prospectus in order to determine his or her rights and benefits under the Policy.


Separate Account III

     Separate Account III has thirty-seven Investment Subdivisions to which premiums and cash values may be allocated. Each Investment Subdivision invests exclusively in the shares of a portfolio of one of the Funds. The Funds include the Janus Aspen Series, the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Variable Insurance Products Fund III, the GE Investments Funds, Inc., the Oppenheimer Variable Account Funds, the Federated Insurance Series, the Alger American Fund, the PBHG Insurance Series Fund, Inc. and Goldman Sachs Variable Insurance Trust. The accompanying prospectuses for the Funds describe the investment objectives and the risks of each of the Funds' portfolios.


     The Death Benefit may, and the Cash Value will, vary with the investment experience of the Investment Subdivisions chosen by the Owner, as well as with the frequency and amount of any Additional Premium Payments, and any charges imposed in connection with the Policy. (See Cash Value Benefits.)


Premiums

     The initial premium is due on the Policy Date. The minimum first-year planned premium is $5,000. So long as there is no outstanding Policy Debt, the Policyowner may make Additional Premium Payments. If there is outstanding Policy Debt, any payment received by Life of Virginia will be treated as repayment of Policy Debt rather than as an Additional Premium Payment.

     Premiums will be allocated among the Investment Subdivisions in accordance with the Policyowner's written instructions; however, during the Initial Investment Period, all premiums will be placed in the Investment Subdivision of Separate Account III that invests exclusively in the Money Market Fund of the GE Investments Funds, Inc. In order to allocate money out of the Money Market Fund of the GE Investments Funds, Inc. the Policyowner must have submitted, and Life of Virginia must have received, the signed and dated policy delivery and acceptance letter. Thereafter, a Policy's cash value may not be invested in more than seven Investment Subdivisions at any point in time.

     An Additional Premium Payment, a payment made in repayment of outstanding Policy Debt, or both, may be required during the grace period in order to prevent the Policy from lapsing. An Additional Premium Payment must be made if a premium payment is required for an increase in specified amount. The Policyowner also has the option to make an Additional Premium Payment, at his discretion, so long as the amount of the payment is at least $250 and the payment plus the total of all premiums previously paid does not exceed the applicable maximum premiums limitation shown in the policy data pages. (See Payments Made Under The Policy.)

     A Policy will lapse only when the Surrender Value is insufficient to pay the monthly deduction (See Charges and Deductions -- Monthly Deduction.), and a grace period expires without a sufficient payment. (See Policy Lapse and Reinstatement -- Lapse.) This Policy, therefore, is different from a conventional life insurance policy in that a Policy can lapse independent of the amount and timing of premiums paid.


Policy Benefits

     Cash Value Benefits. The Policy provides for a Cash Value. A Policy's Cash Value in Separate Account III will reflect the amount of the initial premium and any Additional Premium Payments, the investment experience of the Investment Subdivisions of Separate Account III in which premiums are placed, policy loans, transfers, and any charges imposed in connection with the Policy. Life of Virginia does not guarantee a minimum Cash Value; therefore, the Policyowner bears the entire investment risk. (See Cash Value Benefits -- Calculation of Cash Value.)

     The Policyowner may at any time surrender a Policy during the Insured's lifetime and receive the Surrender Value. (See Cash Value Benefits -- Surrender Privileges.) Under certain circumstances, the Policyowner may also make a Partial Withdrawal of certain portions of the cash value allocated to the Separate Account. (See Partial Withdrawals.)

     Transfers. The Policyowner may transfer amounts among the Investment Subdivisions of Separate Account III that are available at the time the transfer is requested. Currently, there is no limit on the number of transfers that may be made; however, Life of Virginia reserves the right to impose such a limit in the future. Where permitted by state law, Life of Virginia also reserves the right to refuse to execute transfers if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest.

     The first transfer in each calendar month will be made without a transfer charge. Thereafter, each time amounts are transferred, a transfer charge of $10 will be imposed. (See Transfers.) Life of Virginia may not honor transfers made by third parties holding multiple powers of attorney. (See Powers of Attorney.)


     Policy Loans. The Policyowner may exercise certain loan privileges under a Policy. The amount available to be borrowed is the Maximum Loan Amount less any outstanding Policy Debt. The Maximum Loan Amount is 90% of the Policy's Cash Value at the end of the valuation period during which the loan request is received, less any applicable surrender charge. The minimum loan amount is $500. Loans will accrue interest daily at a fixed annual rate of 6%. Interest is due and payable on each policy anniversary.

     When a loan is made, a portion of the Policy's Cash Value sufficient to secure the loan will be transferred from Separate Account III to Life of Virginia's General Account as security for the loan. Currently, Life of Virginia credits such amounts with interest at an annual fixed rate of 6% for the portion equal to the Cash Value less the total of all premium payments made; a 4% rate is credited for the portion in excess of that amount. Life of Virginia reserves the right to decrease, at its discretion, the rate of interest credited to those amounts in the General Account that are held as security for policy loans to not less than an annual fixed rate of 4%. Upon partial or full loan repayment, the portion of Cash Value in the General Account securing the repaid portion of the Policy Debt will be transferred to Separate Account III. (See Loan Benefits.)

     Policy loans may have federal tax consequences, and prior to age 59 1/2 may result in a 10% penalty tax. (See Federal Tax Matters.) In addition, a policy loan entails the risk that the Policy will lapse if policy debt exceeds Cash Value less applicable surrender charges. Adverse tax consequences may result from a lapse if policy debt is outstanding. The risk of lapse due to a policy loan is greater where interest charged on the loan is not paid when due.


     Death Benefit. The Policy provides for the payment of a Death Benefit upon the death of the Insured. The Death Benefit is based on the specified amount shown in the policy data pages. The Death Benefit will be the greater of the specified amount, or the Cash Value on the date of death multiplied by the applicable corridor percentage, as set forth in the Policy.

     So long as a Policy remains in force, the Death Benefit will not be less than the specified amount of the Policy. The Death Benefit may, however, exceed the specified amount. The amount by which the Death Benefit exceeds the specified amount depends upon the Cash Value of the Policy. (See Death Benefit.) To determine the Death Benefit Proceeds, the Death Benefit will be reduced by any outstanding Policy Debt and any due and unpaid monthly deductions. The Proceeds may be paid in a lump sum or in accordance with an optional payment plan. (See Optional Payment Plans.)

     After the first policy year, the Policyowner may, subject to certain restrictions, adjust the Death Benefit Proceeds payable under a Policy by increasing the specified amount. The minimum increase in specified amount that Life of Virginia will allow under the Policy is one which requires a $1,000 Additional Premium Payment. (See Changes in the Specified Amount.) In addition, the Policyowner may change the optional payment plan in effect. (See Optional Payment Plans.)

Benefits at Maturity

     On the Maturity Date of a Policy, if the Insured is still living, the Policyowner will be paid the Cash Value reduced by any outstanding Policy Debt. (See Benefits at Maturity.)


Charges and Deductions

     Life of Virginia will deduct certain charges daily from the assets of the Separate Account and monthly from the Policy's Cash Value.

     A daily charge, at an effective annual rate of 1.30% of the net assets of Separate Account III, is imposed against those assets to compensate Life of Virginia for certain mortality and expense risks incurred in connection with the Policy (.90%) and for the cost of administering the Policy (.40%). (See Charges Against Separate Account III.)

     A deduction is made on each Monthly Anniversary Day in order to compensate Life of Virginia for the cost of insurance. The cost of insurance charge equals the current cost of insurance rate multiplied by the net amount at risk under the Policy. As a current practice, Policies qualifying for the Preferred Funding Risk Class may have a lower cost of insurance charge. Life of Virginia may, at its discretion, increase or decrease this charge; however, in no event will the cost of insurance charge exceed amounts based on the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for any substandard rating.

     A premium tax charge is deducted monthly during the first ten years following each premium payment. (See Dates Under the Policy.) This charge is deducted at a rate equivalent to an annual rate of .20% of that portion of the Policy's Cash Value in Separate Account III attributable to each premium payment.

     There are also two types of sales load charges. The first is called a distribution expense charge and is deducted monthly during the first ten years following each premium payment. The distribution expense charge is deducted at a monthly rate of .0250% which is equivalent to an annual rate of .30% of that portion of the Policy's Cash Value in Separate Account III attributable to each premium payment. (See Monthly Deduction.) The second is called a surrender charge (sometimes referred to as a contingent deferred sales charge). A surrender charge will be deducted if the Policy is surrendered within nine years of any premium payments. If a Policy is surrendered during the first four years following a premium payment, a surrender charge equal to 6% of that premium payment will be imposed. During the six years that follow, the charge decreases 1% per year, so that no surrender charge is ever attributable to a premium payment made more than nine years prior to the date of surrender. (See Dates Under the Policy.) Furthermore, the surrender charge attributable to a particular premium payment, when taken together with the total amount of the distribution expense charges previously deducted attributable to that premium payment, may never exceed 9% of the premium payment. (See Surrender Charge.) Depending on the investment experience of the Investment Subdivisions chosen by the Policyowner, the maximum charge of 9% of a premium payment may be collected before the ten-year period attributable to that premium payment has run.

     A charge equal to the lesser of (i) $25 or (ii) 2% of the amount withdrawn is deducted from each Partial Withdrawal, (See Partial Withdrawals.)

     Finally, the value of the net assets of Separate Account III will also reflect the investment advisory fee and other expenses incurred by the Funds.


Distribution of the Policy

     The Policy will be distributed by registered representatives of Capital Brokerage Corporation, which will act as the principal underwriter of the Policy. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. This Policy will also be distributed through other registered broker-dealers who have entered into written sales agreements with the principal underwriter.


Tax Treatment

     Cash Value under this Policy should be subject to the same federal income tax treatment as cash value in a conventional fixed-benefit policy. Under existing tax law, a Policyowner is not deemed to be in constructive receipt of cash values under a policy until actual surrender. However, certain pre-death distributions (including surrenders, Partial Withdrawals and loans to the extent of any income in the contract, as well as any assignment or pledge) under this policy will usually have tax consequences and may also incur a 10% penalty tax, unless the policy is not a "modified endowment contract" for federal income tax purposes. This policy will generally be a modified endowment contract if it is entered into after June 20, 1988 (or certain changes are made in it after that date), because premiums are paid into it more rapidly than the rate defined by a "7-Pay test", but in certain limited circumstances this may not be the case. Apart from this (even if the policy is not a modified endowment contract), a change of owners or a surrender may have tax consequences depending on the particular circumstances. (See Federal Tax Matters.)

     Like death benefits payable under conventional life insurance policies, the Death Benefit payable under this Policy should be completely excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally will not be taxed on these proceeds.

     For a discussion of tax issues and related developments which may affect the tax treatment of the Policies, see Federal Tax Matters.


Refund Privilege

     The Policyowner is granted a period of time to examine a Policy and return it for refund. The applicable period of time is 10 days after the Policy is received or 45 days after Part I of the Application is signed, whichever is later. The amount of refund will equal the advisory fee deducted from the Fund attributable to the Policy, plus the premiums allocated to Separate Account III adjusted by gains and losses. In certain states the Policyowner may have more than 10 days to return the Policy for a refund. (See Examination of Policy (Refund Privilege)).


Exchange Privilege

     During the first 24 Policy Months, the Policyowner may convert this Policy to a permanent fixed benefit policy in accordance with Life of Virginia's procedures. (See Exchange Privilege.)


Illustrations of Death Benefits, Cash Values and Surrender Values

     Illustrations in the Appendix show how the Death Benefit, Cash Value, and Surrender Value may vary based on certain rate of return assumptions and how these benefits compare with amounts which would accumulate if premiums were invested to earn interest (after taxes) at 5% compounded annually. Nonetheless, the illustrations are based on hypothetical investment rates of return and are not guaranteed. They are illustrative only and are not a representation of past or future performance. Actual rates of return may be more or less than those reflected in the illustrations and, therefore, actual values will be different from those illustrated. If the Policy is surrendered in the early policy years, the Surrender Value will be low as compared with premiums accumulated with interest, and consequently, the insurance protection provided will be costly.

Fund Annual Expenses

     Fund Charges. The fees and expenses for each of the Funds (as a percentage of net assets) for the year ended December 31, 1997 are set forth in the following table. For more information on these fees and expenses, see the prospectuses for the Funds which accompany this prospectus.




                                                                Management
                                                                   Fees               Other Expenses
                                                            (after fee waiver     (after reimbursement-     Total Annual
                          Fund                                as applicable)          as applicable)          Expenses
----------------------------------------------------       -------------------   -----------------------   ------------
Janus Aspen Series
 Growth Portfolio ..................................            0.65%                     0.05%                0.70%
 Aggressive Growth Portfolio .......................            0.73%                     0.03%                0.76%
 International Growth Portfolio ....................            0.67%                     0.29%                0.96%
 Worldwide Growth Portfolio ........................            0.66%                     0.08%                0.74%
 Balanced Portfolio ................................            0.76%                     0.07%                0.83%
 Flexible Income Portfolio .........................            0.65%                     0.10%                0.75%
 Capital Appreciation Portfolio ....................            0.23%                     1.03%                1.26%
Variable Insurance Products Fund: * ................
 Equity-Income Portfolio ...........................            0.50%                     0.08%                0.58%
 Overseas Portfolio ................................            0.75%                     0.17%                0.92%
 Growth Portfolio ..................................            0.60%                     0.09%                0.69%
Variable Insurance Products Fund II: *
 Asset Manager Portfolio ...........................            0.55%                     0.10%                0.65%
 Contrafund Portfolio ..............................            0.60%                     0.11%                0.71%
Variable Insurance Products Fund III: *
 Growth & Income Portfolio .........................            0.49%                     0.21%                0.70%
 Growth Opportunities Portfolio ....................            0.60%                     0.14%                0.74%
GE Investments Funds, Inc.:
 S&P 500 Index Fund ................................            0.34%                     0.12%                0.46%
 Money Market Fund .................................            0.20%                     0.12%                0.32%
 Total Return Fund .................................            0.50%                     0.15%                0.65%
 International Equity Fund .........................            0.98%                     0.36%                1.34%
 Real Estate Securities Fund .......................            0.83%                     0.12%                0.95%
 Global Income Fund ................................            0.40%                     0.17%                0.57%
 Value Equity Fund .................................            0.37%                     0.09%                0.46%
 Income Fund .......................................            0.42%                     0.17%                0.59%
 U.S. Equity Fund ..................................            0.55%                     0.25%                0.80%
Oppenheimer Variable Account Funds:
 Oppenheimer Bond Fund .............................            0.73%                     0.05%                0.78%
 Oppenheimer Aggressive Growth Fund ................            0.71%                     0.02%                0.73%
 Oppenheimer Growth Fund ...........................            0.73%                     0.02%                0.75%
 Oppenheimer High Income Fund ......................            0.75%                     0.07%                0.82%
 Oppenheimer Multiple Strategies Fund ..............            0.72%                     0.03%                0.75%
Federated Insurance Series:
 Federated American Leaders Fund II ................            0.66%                     0.19%                0.85%
 Federated Utility Fund II .........................            0.48%                     0.37%                0.85%
 Federated High Income Bond Fund II ................            0.51%                     0.29%                0.80%
The Alger American Fund: ...........................
 Alger American Growth Portfolio ...................            0.75%                     0.04%                0.79%
 Alger American Small Capitalization Portfolio .....            0.85%                     0.04%                0.89%
PBHG Insurance Series Fund, Inc.: ..................
 PBHG Growth II Portfolio ..........................             0.0%                     1.20%                1.20%
 PBHG Large Cap Growth Portfolio ...................             0.0%                     1.10%                1.10%
Goldman Sachs Variable Insurance Trust Fund
 Goldman Sachs Growth and Income Fund ..............            0.75%                     0.15%                0.90%
 Goldman Sachs Mid Cap Equity Fund .................            0.80%                     0.15%                0.95%


     *The fees and expenses reported for Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III are prior to any fee waiver and/or reimbursement as applicable.

     The purpose of these tables is to assist the Owner in understanding the various costs and expenses that an Owner will bear, directly and indirectly. Except as noted below, the Tables reflect charges and expenses of Account III as well as the underlying Funds for the most recent fiscal year. For more information on the charges described in these Tables see Charges and Deductions and the Prospectuses for the underlying Funds which accompany this Prospectus.


     The expense information regarding the Funds was provided by those Funds. Janus Aspen Series, The Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Oppenheimer Variable Account Funds, Federated Insurance Series, The Alger American Fund, PBHG Insurance Series Fund, Inc., Goldman Sachs Variable Insurance Trust and their investment advisers are not affiliated with Life of Virginia. While Life of Virginia has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, Life of Virginia has not independently verified such information. The annual expenses listed for all the Funds except for the Variable Insurance Products Funds, Variable Insurance Products Funds II, and Variable Insurance Products III are net of certain reimbursements by the Funds' investment advisers. Life of Virginia cannot guarantee that the reimbursements will continue.

     Absent reimbursements, the total annual expenses of the portfolios of the Janus Aspen Series during 1997 would have been .78% for Growth Portfolio, .78% for Aggressive Growth Portfolio, 1.08% for International Growth Portfolio, .81% for Worldwide Growth Portfolio, .83% for Balanced Portfolio and 2.19% for Capital Appreciation Portfolio.

     With reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund during 1997 would have been .57% for VIP Equity-Income Portfolio, .90% for VIP Overseas Portfolio and .67% for VIP Growth Portfolio.

     With reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund II during 1997 would have been .64% for VIP II Asset Manager Portfolio and .68% for VIP II Contrafund Portfolio.

     With reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund III during 1997 would have been .73% for VIP III Growth Opportunities Portfolio.

     GE Investment Management Incorporated currently serves as investment adviser to GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.). Prior to May 1, 1997, Aon Advisors, Inc. served as investment adviser to this Fund and had agreed to reimburse the Fund for certain expenses of each of the Fund's portfolios. Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of GE Investments Funds, Inc. during 1997 would have been .46% for S&P 500 Index Fund, .48% for Money Market Fund, .65% for Total Return Fund, 1.43% for International Equity, .96% for Real Estate Fund, .57% for Global Income Fund, .46% for Value Equity Fund, .76% for Income Fund and .86% for U.S. Equity Fund.

     Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of the Federated Insurance Series during 1997 would have been
 .94% for Federated American Leaders Fund II, 1.12% for Federated Utility Fund II, and .89% for Federated High Income Bond Fund II.

     Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of PBHG Insurance Series Funds, Inc. during 1997 would have been 4.38% for Growth II Portfolio and 5.21% for Large Cap Growth Portfolio.

     Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Goldman Sachs Variable Insurance Trust would have been 1.51% for Growth and Income Fund and 1.33% for Mid Cap Equity Fund.


Other Policies

     We offer other variable life insurance policies which also invest in the same portfolios of the Funds. These Policies may have different charges that could affect the value of the Investment Subdivisions and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent, or call (800) 352-9910.


                   LIFE OF VIRGINIA AND SEPARATE ACCOUNT III

The Life Insurance Company of Virginia

     Life of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation ("GE Capital Assurance"). The remaining 20% is owned by GE Financial Assurance Holdings, Inc. GE Capital Assurance and GE Life Insurance Group, Inc., are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company and is a wholly-owned subsidiary of General Electric Company. Life of Virginia is principally engaged in the offering of life insurance and annuity policies and ranks among the 25 largest stock life insurance companies in the United States in terms of business in force. The Company is admitted to do business in 49 states and the District of Columbia. The principal offices of Life of Virginia are at 6610 West Broad Street, Richmond, Virginia 23230.


IMSA Disclosure


     Life of Virginia is a member of the Insurance Marketplace Standards Association (IMSA). Life of Virginia may use the IMSA membership logo and language in its advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


General Electric Company

     General Electric Company ("GE") is a New York corporation founded more than 100 years ago by Thomas Edison. GE is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment and large-sized electric power generation equipment. Its subsidiary, GE Capital, is a diversified financial services company with subsidiaries engaged in commercial and industrial specialized, mid-market and indirect consumer financing businesses. The GE family of companies includes numerous insurance companies, including GE Capital Assurance, Great Northern Insured Annuity Corporation, GE Capital Life Assurance Company of New York, Life of Virginia, First Colony Life Insurance Company, Federal Home Life Insurance Company, The Harvest Life Insurance Company, Union Fidelity Life Insurance Company and others.

     The GE family of companies also includes Capital Brokerage Corporation (a broker/dealer registered with the Securities and Exchange Commission) which acts as principal underwriter for the Policies.


Separate Account III


     Separate Account III was established by Life of Virginia as a separate investment account on February 10, 1987. Separate Account III currently has thirty-seven Investment Subdivisions available for allocation under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the ten Funds described below. After the Initial Investment Period, all premiums are allocated in accordance with the instructions of the Policyowner among up to seven of the thirty-seven Investment Subdivisions available under this Policy.


     The assets of Separate Account III are the property of Life of Virginia. Nonetheless, the assets in Separate Account III attributable to the Policies are not chargeable with liabilities arising out of any other business which Life of Virginia may conduct. The assets of Separate Account III shall, however, be available to cover the liabilities of Life of Virginia's General Account to the extent that the assets of Separate Account III exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Separate Account III are credited to or charged against the Account without regard to the income, gains, or losses arising out of any other business Life of Virginia may conduct.

     Separate Account III is registered with the Securities and Exchange Commission, (the "Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the Federal Securities Laws. Registration with the Commission does not involve supervision of the management or investment practices or policies of Separate Account III by the Commission.


Addition, Deletion or Substitution of Investments

     Life of Virginia reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares of the Fund portfolios that are held by Separate Account III or that Separate Account III may purchase. If the shares of a portfolio are no longer available for investment or if in its judgment further investment in any portfolio should become inappropriate in view of the purposes of Separate Account III, Life of Virginia reserves the right to eliminate the shares of any of the portfolios of the Funds and to substitute shares of another portfolio or of another open-end, registered investment company. Life of Virginia will not substitute any shares attributable to a Policyowner's Cash Value in Separate Account III without notice and prior approval of the Commission, to the extent required by the Investment Company Act of 1940 or other applicable law. Nothing contained herein shall prevent Separate Account III from purchasing other securities for other series or classes of policies or from permitting a conversion between portfolios or classes of policies on the basis of requests made by Policyowners.

     Life of Virginia also reserves the right to establish additional Investment Subdivisions of Separate Account III, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. New Investment Subdivisions may be established when, in the sole discretion of Life of Virginia, marketing, tax or investment conditions warrant, and any new Investment Subdivisions may be made available to existing Policyowners on a basis to be determined by Life of Virginia. One or more Investment Subdivisions may also be eliminated if, in the sole discretion of Life of Virginia, marketing, tax, or investment conditions warrant.

     In the event of any such substitution or change, Life of Virginia may, by appropriate endorsement, make such changes in these and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by Life of Virginia to be in the best interests of persons having voting rights under the Policies, and if permitted by law, Life of Virginia may deregister Separate Account III under the 1940 Act in the event such registration is no longer required; manage Separate Account III under the direction of a committee; or combine Separate Account III with other Life of Virginia separate accounts. To the extent permitted by applicable law, Life of Virginia may also transfer the assets of Separate Account III associated with the Policies to another separate account. In addition, Life of Virginia may, when permitted by law, restrict or eliminate any voting rights of Policyowners or other persons who have voting rights as to Separate Account III.

     The Policyowner will be notified of any material change in the investment policy of any portfolio in which the Owner has an interest. If the Policyowner objects to the change, the Policy may be exchanged for a fixed-benefit policy. In addition, the Policyowner may exercise the right to surrender the Policy. (See Surrender Privileges.) If the Policyowner chooses to exchange the Policy, no evidence of insurability will be required. The new policy will be subject to normal exchange rules and other conditions determined by Life of Virginia. The exchange must be made within 60 days after the change in investment policy becomes effective. Life of Virginia will notify Policyowners of the options and procedures if any material change occurs.


                                   THE FUNDS

     Separate Account III currently invests in ten mutual funds. Each of the Funds currently available under the Policy is a registered open-end, diversified investment company of the series-type.


     Each Investment Subdivision invests exclusively in a designated investment portfolio of one of the Funds. The assets of each portfolio are separate from other portfolios of that Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Some of the Funds may, in the future, create additional portfolios.

     Each of the Funds sells its shares to Separate Account III in accordance with the terms of a participation agreement between the Fund and Life of Virginia. The termination provisions of those agreements vary. A summary of these termination provisions may be found in the Statement of Additional Information. Should an agreement between Life of Virginia and a Fund terminate, the Account will not be able to purchase additional shares of that Fund. In that event, Policyowners will no longer be able to allocate account values or premium payments to Investment Subdivisions investing in portfolios of that Fund.

     Additionally, in certain circumstances, it is possible that a Fund or a portfolio of a Fund may refuse to sell its shares to Separate Account III despite the fact that the participation agreement between the Fund and Life of Virginia has not been terminated. Should a Fund or a portfolio of a Fund decide not to sell its shares to Life of Virginia, Life of Virginia will be unable to honor Policyowner requests to allocate their account values or premium payments to Investment Subdivisions investing in shares of that Fund or portfolio.

     Certain Investment Subdivisions invest in portfolios that have similar investment objectives and/or policies; therefore, before choosing Investment Subdivisions, carefully read the individual prospectuses for the Funds, along with this prospectus.


Janus Aspen Series

     The Janus Aspen Series has seven portfolios that are available under this
Policy: Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, and Capital Appreciation Portfolio

     Growth Portfolio has the investment objective of long-term capital growth in a manner consistent with the preservation of capital. The Growth Portfolio is a diversified portfolio that pursues its objective by investing in common stocks of companies of any size. Generally, this portfolio emphasizes larger, more established issuers.

     Aggressive Growth Portfolio has the investment objective of long-term growth of capital. The Aggressive Growth Portfolio is a non-diversified portfolio that will seek to achieve its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies.

     Worldwide Growth Portfolio has the investment objective of long-term growth of capital in a manner consistent with the preservation of capital. The Worldwide Growth Portfolio will seek to achieve its objective by investing in a diversified portfolio of common stocks of foreign and domestic issuers of all sizes. The portfolio normally invests in issuers from at least five different countries including the United States.

     International Growth Portfolio has the investment objective of long-term growth of capital. The International Growth Portfolio will seek to achieve its objective primarily through investments in common stocks of issuers located outside the United States. The portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States.

     Balanced Portfolio has the investment objective of seeking long-term growth of capital, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

     Flexible Income Portfolio has the investment objective of seeking to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of income and capital appreciation. The portfolio pursues its objective primarily by investing in any type of income-producing securities. This portfolio may have substantial holdings of lower-rated debt securities or "junk" bonds. The risks of investing in junk bonds are described in the prospectus for Janus Aspen Series, which should be read carefully before investing.

     Capital Appreciation Portfolio has the investment objective of seeking long-term growth of capital by investing primarily in common stocks of companies of any size.

     Janus Capital Corporation serves as investment adviser to Janus Aspen
Series.


Variable Insurance Products Fund

     Variable Insurance Products Fund has three portfolios that are available under this Policy: VIP Equity-Income Portfolio, VIP Overseas Portfolio and VIP Growth Portfolio.

     VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The portfolio's goal is to achieve a yield, which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

     VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. The portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

     VIP Growth Portfolio seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund.


Variable Insurance Products Fund II

     Variable Insurance Products Fund II has two portfolios that are available under this Policy: VIP II Asset Manager Portfolio and VIP II Contrafund Portfolio.

     VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

     VIP II Contrafund Portfolio seeks capital appreciation by investing mainly in equity securities of companies believed to be undervalued or out-of-favor.

     Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund II.


Variable Insurance Products Fund III

     Variable Insurance Products Fund III has two portfolios that are available under this Policy: VIP III Growth & Income Portfolio and VIP III Growth Opportunities Portfolio.

     VIP III Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

     VIP III Growth Opportunities Portfolio seeks capital growth by investing primarily in common stock and securities convertible to common stock.

     Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund III.


GE Investments Funds, Inc.

     GE Investments Funds, Inc. (GE Investments Funds) has nine portfolios that are available under this Policy: S&P 500 Index Fund, Money Market Fund, Total Return Fund, International Equity Fund, Real Estate Securities Fund, Global Income Fund, Value Equity Fund, Income Fund and U.S. Equity Fund. The U.S. Equity Fund is not available in California at this time.


     S&P 500 Index Fund1 has the investment objective of providing capital appreciation and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Price Index, through investment in common stocks traded on the New York Stock Exchange and the American Stock Exchange, to a limited extent, in the over-the-counter markets.

     Money Market Fund has the investment objective of providing the highest level of current income as is consistent with high liquidity and safety of principal by investing in high quality money market securities.

     Total Return Fund has the investment objective of providing the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by investing in common stocks, bonds and money market instruments, the proportion of each being continuously determined by the investment adviser.

     International Equity Fund has the investment objective of providing long-term capital appreciation. The portfolio seeks to achieve its objective by investing primarily in equity and equity-related securities of companies that are organized outside of the U.S. or whose securities are principally traded outside of the U.S.

     Real Estate Securities Fund has the investment objective of providing maximum total return through current income and capital appreciation. The portfolio seeks to achieve its objective by investing primarily in securities of U.S. issuers that are principally engaged in or related to the real estate industry including those that own significant real estate assets. The portfolio will not invest directly in real estate.

     Global Income Fund has the investment objective of high total return, emphasizing current income and, to a lesser extent, capital appreciation. The portfolio seeks to achieve these objectives by investing primarily in income-bearing debt securities and other income-bearing instruments of U.S. and foreign issuers.

     Value Equity Fund has the investment objective of providing long-term capital appreciation. The portfolio seeks to achieve this objective by investing primarily in common stock and other equity securities that are undervalued by the market and offer above-average capital appreciation potential.

     Income Fund has the investment objective or providing maximum income consistent with prudent investment management and preservation of capital by investing primarily in income-bearing debt securities and other income bearing instruments.


     U.S. Equity Fund has the investment objective of proving long-term growth of capital by investing primarily in equity securities of U.S. companies.


---------
     1 "Standard & Poor's," "S&P," and "S&P 500" are trademarks of Mc-Graw Hill Companies, Inc. and have been licensed for use by GE Investment Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

     GE Investment Management Incorporated serves as investment adviser to GE Investments Funds.


Oppenheimer Variable Account Funds

     Oppenheimer Variable Account Funds has five portfolios that are available under this Policy: Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Aggressive Growth Fund, Oppenheimer Growth Fund, and Oppenheimer Multiple Strategies Fund.

     Oppenheimer High Income Fund seeks a high level of current income from investment in high yield fixed income securities, including unrated securities or high risk securities in the lower rating categories. These securities may be considered to be speculative. This Fund may have substantial holdings of lower-rated debt securities or "junk" bonds. The risks of investing in junk bonds are described in the prospectus for the Oppenheimer Variable Account Funds, which should be read carefully before investing.

     Oppenheimer Bond Fund primarily seeks a high level of current income. Secondarily, this Fund seeks capital growth when consistent with its primary objective. Bond Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities.


     Oppenheimer Aggressive Growth Fund seeks to achieve capital appreciation by investing in "growth-type" companies. Prior to May, 1998 this fund was known as Capital Appreciation.


     Oppenheimer Growth Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

     Oppenheimer Multiple Strategies Fund seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

     OppenheimerFunds, Inc. serves as investment adviser to Oppenheimer Variable Accounts Funds.


Federated Insurance Series

     The Federated Insurance Series has three portfolios that are available under this Policy: Federated Utility Fund II, Federated High Income Bond Fund II and Federated American Leaders Fund II.

     Federated Utility Fund II has the investment objective of high current income and moderate capital appreciation. The Federated Utility Fund II will seek to achieve its objective by investing primarily in equity and debt securities of utility companies.

     Federated High Income Bond Fund II has the investment objective of high current income. The Federated High Income Bond Fund II will seek to achieve its objective by investing primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the Fund intends to invest are lower-rated corporate debt obligations, commonly referred to as "junk bonds". The risks of these securities are described in the prospectus for the Federated Insurance Series, which should be read carefully before investing.

     Federated American Leaders Fund II has the primary investment objective of long-term growth of capital, and a secondary objective of providing income. The Federated American Leaders Fund II will seek to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue chip" companies.

     Federated Advisers serves as investment adviser to Federated Insurance Series.


The Alger American Fund

     The Alger American Fund has two portfolios that are available under this
Policy: Alger American Growth Portfolio and Alger American Small Capitalization Portfolio.

     Alger American Growth Portfolio has the investment objective of long-term capital appreciation. Except during temporary defensive periods, this portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have a total market capitalization of $1 billion or greater.

     Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

     Fred Alger Management, Inc. serves as the investment manager to The Alger American Fund.


PBHG Insurance Series Fund, Inc.

     PBHG Insurance Series Fund, Inc. (PBHG Insurance Series Fund) has two portfolios that are available under this Policy: Growth II Portfolio and Large Cap Growth Portfolio.

     PBHG Growth II Portfolio seeks capital appreciation by investing at least 65% of its total assets in the equity securities of small and medium sized growth companies (market capitalization of up to $4 billion) that, in the adviser's opinion, have an outlook for strong earnings growth and the potential for significant capital appreciation.

     PBHG Large Cap Growth Portfolio seeks long-term growth of capital by investing primarily in the equity securities of large capitalization companies (market capitalization of greater than $1 billion) that, in the adviser's opinion, have an outlook for strong growth in earnings and potential for capital appreciation.

     Pilgrim Baxter & Associates, Ltd. serves as the investment adviser to PBHG Insurance Series Fund, Inc.


Goldman Sachs Variable Insurance Trust

     Goldman Sachs Variable Insurance Trust has two portfolios that are under this Policy: Goldman Sachs Growth and Income Fund and Goldman Sachs Mid Cap Equity Fund (neither of these Funds are available in California at this time).

     Goldman Sachs Growth and Income Fund seeks long-term capital growth and growth of income, primarily through equity securities that, in the management team's view, offer favorable capital appreciation and/or dividend-paying ability.

     Goldman Sachs Mid Cap Equity Fund seeks to meet its objective primarily through investments in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion).

     Goldman Sachs Asset Management serves as investment adviser to Goldman Sachs Variable Insurance Trust.

     THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

     Life of Virginia currently is compensated by an affiliate(s) of each of the Funds based upon an annual percentage of the average assets held in the Fund by Life of Virginia. These percentage amounts, which vary by Fund, are intended to reflect administrative and other services provided by Life of Virginia to the Fund and/or affiliate(s).

     More detailed information concerning the investment objectives and policies of the Funds and the investment advisory services and charges can be found in the current prospectuses for the Funds which accompany or precede this Prospectus. A prospectus for each Fund can be obtained by writing or calling Life of Virginia's Home Office. The prospectus for each Fund should be read carefully before any decision is made concerning the allocation of premium payments or transfers among the Investment Subdivisions of Separate Account III.


Resolving Material Conflicts

     The Funds are used as investment vehicles for variable life insurance and variable annuity policies issued by Life of Virginia. In addition, all of the Funds, other than the GE Investments Funds, Inc., are also available to separate accounts of insurance companies other than Life of Virginia offering variable life and variable annuity policies. As a result, there is a possibility that a material conflict may arise between the interests of Policyowners owning Policies whose Cash Values are allocated to Separate Account III and of Policyowners owning policies whose cash values are allocated to one or more other separate accounts investing in any one of the Funds.


     In addition, Janus Aspen Series, GE Investments Funds, Inc., The Alger American Fund, and Goldman Sachs Variable Insurance Trust may sell shares to certain retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of policyowners generally or certain classes of Policyowners, and such retirement plans or participants in such retirement plans.

     In the event of a material conflict, Life of Virginia will take any necessary steps, including removing Separate Account III assets from that Fund, to resolve the matter. See the individual Fund prospectus for greater details.


Termination of Participation Agreements

     The participation agreements pursuant to which the Funds sell their shares to Separate Account III contain varying provisions regarding termination. The following summarizes those provisions:

     Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

     Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the "Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at Life of Virginia's option if shares of the Fund are not reasonably available to meet requirements of the Policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the Policyowners to substitute shares of another mutual fund, (5) at Life of Virginia's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws or if the Fund ceases to qualify as regulated investment companies under the Internal Revenue Code, (6) at the option of the Fund or their principal underwriters if they determine that Life of Virginia has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of Life of Virginia if the Funds have suffered material adverse changes in their business or financial conditions or are the subject of material adverse publicity, or (8) at the option of the Funds or their principal underwriters if Life of Virginia decides to make another mutual fund available as a funding vehicle for its policies.


     GE Investments Funds, Inc. has entered into a Stock Sale Agreement with Life of Virginia pursuant to which the Fund sells its shares to Separate Account III.


     Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

     Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days advance written notice to the other parties.

     The Alger American Fund. This agreement may be terminated at the option of any party upon six months' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

     PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' advance written notice to the other parties, unless a shorter time is agreed to by the parties.


     Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' advance written notice to the other parties, unless a shorter time is agreed to by the parties.


                                   THE POLICY

     This Prospectus describes the basic Policy. There may be differences in your Policy because of requirements of the state where your Policy is issued. Any such differences will be included in your Policy.


Purpose of the Policy

     The Policy is designed to provide the Owner with lifetime insurance protection. Although the Policy may operate as a single premium policy, under certain circumstances additional premiums either may be paid at the Policyowner's option or are required in order to keep the Policy in force. Moreover, the Policy enables the Policyowner to adjust the level of Death Benefit Proceeds payable under a Policy by increasing the specified amount. Thus, as insurance needs or financial conditions change, the Policyowner has flexibility to adjust Death Benefit Proceeds and to make Additional Premium Payments.

     The Policy is a "variable" policy because, unlike the fixed benefits of an ordinary life insurance policy, the Cash Value will, and under certain circumstances the Death Benefit may, increase or decrease depending upon the investment experience of the Investment Subdivisions of Separate Account III to which the Policyowner allocates premiums. Accordingly, the Policyowner reaps the benefit of any appreciation in value of the underlying assets, but also bears the investment risk of any depreciation in the value of those assets. The payment of one or more premiums does not guarantee that the Policy will stay in force. Instead, whether or not a Policy continues in force will depend on the amount of the Surrender Value, which in turn will depend upon the investment experience of the chosen Investment Subdivision(s) of Separate Account III. So long as the Policy remains in force, the Death Benefit payable will never be less than the specified amount; however, there is no guaranteed minimum Cash Value.

Purchasing a Policy

     Individuals wishing to purchase a Policy must complete an application and submit it to an authorized registered agent or to Life of Virginia at its Home Office at 6610 West Broad Street, Richmond, Virginia 23230. Life of Virginia will not issue Policies to insure persons older than age 75. Acceptance of an application is subject to Life of Virginia's underwriting rules and Life of Virginia reserves the right to reject an application for any lawful reason and in a manner such that does not unfairly discriminate against similarly-situated purchasers. Life of Virginia assigns Insureds to standard and substandard risk classes. Cost of insurance deductions will generally be higher under Policies insuring persons assigned to substandard risk classes.

     If the first full premium is not paid with the application, insurance will become effective on the Effective Date, which is the date that premium is paid and the Policy is delivered while all persons proposed for insurance are insurable. If the first full premium is paid and a conditional receipt is given to the applicant, then, subject to a maximum limitation, insurance as provided by the terms and conditions of the Policy applied for will become effective on the Effective Date specified by the conditional receipt, provided the Insured is found to be, on the Effective Date, insurable at standard premium rates for the plan and amount of insurance requested in the application. The Effective Date specified in the conditional receipt is the latest of (i) the date of completion of the application, (ii) the date of completion of all medical exams and tests required by Life of Virginia, and (iii) the policy date requested by the applicant when that date is later than the date the application is completed.


Dates Under The Policy

     A Policy Date is assigned to each Policy when the Policy is issued. The Policy Date will normally be a date between the date the application is signed and the date the Policy is issued; however, the Policy Date may be any other date mutually agreeable to Life of Virginia and the Policyowner. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

     "Policy years" for the original specified amount and the initial premium are measured from the Policy Date. With regard to increases in the specified amount, however, "years" are measured from the effective date of the increase, while "years" for determining charges attributable to Additional Premium Payments are measured from the policy anniversary coincident with or preceding receipt of the Additional Premium Payment.


Payments Made Under The Policy

     Initial Premium. The initial premium is due on the Policy Date. This amount will be stated on the policy data pages. If the Insured is above age 60, the initial premium must equal the total planned premium. All premiums are payable to Life of Virginia at its Home Office.

     Planned Premiums. The amount of the planned premium will be stated on the policy data pages. The minimum first year planned premium is $5,000.

     The total planned premium must equal the guideline single premium for life insurance as determined in the Internal Revenue Code for the Policy's initial specified amount. The relationship between the guideline single premium and the specified amount depends on the age, sex (where appropriate), and risk class of the Insured. Generally, the same guideline single premium will purchase a higher specified amount for a younger Insured than for an older Insured of the same sex and risk class. Likewise, the same guideline single premium will purchase a slightly higher specified amount for a female Insured than for a male Insured of the same age and risk class. Representative specified amounts for a $10,000 guideline single premium are set forth below:

            Specified Amount for a $10,000 Guideline Single Premium


                      Age        Male         Female
                    ------   -----------   -----------
                      10      $172,614      $222,762
                      20       118,079       148,384
                      30        79,351        97,259
                      40        51,445        63,084
                      50        34,265        42,083
                      60        23,862        28,731
                      70        17,680        20,131

Preferred Funding Risk Class

     A Policy issued with respect to an Insured assigned to the standard risk class may qualify for the Preferred Funding Risk Class, provided that the amount of total premiums paid under the Policy meets the premium requirements of the Preferred Funding Schedule. The Preferred Funding Schedule, set forth below, shows the amount of total premiums that must be paid (as a percentage of a Policy's total planned premiums) as of the beginning of Policy years one through five in order for a Policy to qualify for the Preferred Funding Risk Class. Cost of insurance charges deducted under Policies in this risk class are subject to certain limits. See below.




              Policy Year                Total Premiums
             ------------   --------------------------------------
                              (as a % of the Total Planned Premium)
                   1                          20%
                   2                          40%
                   3                          60%
                   4                          80%
                   5+                         100%

     Additional Premium Payments. Although the Policy can operate as a single premium policy, Additional Premium Payments may be made under certain circumstances, so long as there is no outstanding Policy Debt. If there is Policy Debt outstanding, any payment received by Life of Virginia will be considered repayment of that debt. Should any such payment exceed the amount of Policy Debt outstanding, the amount in excess of Policy Debt will be treated as an Additional Premium Payment. The circumstances under which Additional Premium Payments can be made are listed below:

   (1) Increases in Specified Amount -- After the first Policy Year, the Policyowner may request an increase in specified amount. (See Changes in the Specified Amount.) If the Policyowner's request is approved, Life of Virginia will require the Policyowner to make an Additional Premium Payment in order for an increase to become effective. The minimum Additional Premium Payment Life of Virginia will allow in connection with an increase in the specified amount is $1,000.

   (2) In Order to Prevent Lapse -- If the Surrender Value on a Monthly Anniversary Day is insufficient to cover the monthly deduction due on that Monthly Anniversary Day, then in order to prevent lapse, the Policyowner must make a payment during the grace period sufficient to cover the monthly deduction. Payments received in excess of any outstanding Policy Debt will be treated as Additional Premium Payments. The minimum payment that may be made in this circumstance will be stated in the notice mailed to the Policyowner. The Policyowner may make an Additional Premium Payment in an amount greater than that required to prevent lapse as long as the total of all premium payments, immediately after the payment to prevent lapse, is less than the maximum premiums limitation shown in the policy data pages. If the Policyowner does not make a sufficient payment, the Policy will lapse and terminate without value. (See Policy Lapse and Reinstatement.)

   (3) At the Policyowner's Discretion -- Additional Premium Payments may be made, at the Policyowner's discretion, so long as the amount of the payment is at least $250 and the payment plus the total of all premiums previously paid does not exceed the maximum premiums limitation shown in the policy data pages. The maximum premiums limitation will be derived from the guideline premium test for life insurance set forth in the Internal Revenue Code. If the initial premium equals the maximum premiums limitation at issue, discretionary Additional Premium Payments normally will not be permitted during the early years of the Policy.

     In the event that a discretionary Additional Premium Payment is made that causes the total amount of premiums paid under the Policy to exceed the maximum premiums limitation, Life of Virginia will accept only the portion of the premium which, together with premiums previously paid, equals the maximum premiums limitation, and will return the excess to the Policyowner. Thereafter, no discretionary Additional Premium Payments will be accepted until allowed by the maximum premiums limitation.

     Additional Premium Payments made in accordance with the terms of the Policy are credited as of the next close of business (on a Business Day) following receipt of payment at the Home Office.

     Repayment of Outstanding Policy Debt. If there is any outstanding Policy Debt on the date Life of Virginia receives a payment, the payment will be treated first as a repayment of outstanding Policy Debt. (See Loan Benefits -- Repayment of Policy Debt.) Only the portion of the payment in excess of any outstanding Policy Debt will be treated as an Additional Premium Payment.

Allocation of Premiums

     The Policyowner determines the allocation of premiums among Investment Subdivisions of Separate Account III that will take effect after the Initial Investment Period. The initial allocation is made in the application. The Policyowner may allocate premiums totally to one Investment Subdivision of Separate Account III, or partially to any of these Investment Subdivisions; however, at any one point in time, the Cash Value may not be invested in more than seven Investment Subdivisions. Furthermore, the minimum percentage that may be allocated to any one Investment Subdivision is 1%.

     The initial premium will be allocated to the Investment Subdivision investing in the Money Market Fund of the GE Investments Funds on the Effective Date. Once allocated, the Policy's Cash Value will remain there until the end of the Initial Investment Period. For premiums received after the Policy is approved for issue, but before the end of the Initial Investment Period, the premiums will also be placed in the Investment Subdivision that invests exclusively in the Money Market Fund of the GE Investments Funds at the end of the valuation period during which they were received until the end of the Initial Investment Period. The Initial Investment Period ends either on the date the Home Office receives a form satisfactory to Life of Virginia and signed by the Policyowner, indicating that the Policyowner has received and accepted the Policy, or if the Policy is not accepted when all amounts due are refunded.

     If a Policy is issued as applied for, insurance coverage under the Policy normally begins on the Policy Date or at the end of the valuation period during which the full first premium is received at the Home Office, whichever is later. If a Policy is issued on a basis other than as applied for the insurance coverage will normally begin on the date the Policy is accepted by the Policyowner or at the end of the valuation period during which the full first premium is received at the Home Office, whichever is later.

     The Policyowner may change the allocation of later premiums at any time, without charge, simply by sending written notice to Life of Virginia at its Home Office or by calling Life of Virginia's Telephone Transfer Line at 800-772-3844. The allocation will apply to any premiums received after Life of Virginia records the change. The Cash Value will vary with the investment performance of the Investment Subdivisions the Policyowner selects, and the Policyowner bears the entire investment risk for the Cash Value in any particular Investment Subdivision. The allocation of premiums will affect not only the Policy's Cash Value, but it may also affect the Death Benefit. The Policyowner should periodically review his allocation of Cash Value in light of market conditions and overall financial planning requirements.


Policy Lapse and Reinstatement

     Lapse. The Policy will lapse if, on a Monthly Anniversary Day, the Surrender Value (Cash Value less outstanding Policy Debt and any applicable surrender charge) is insufficient to cover the monthly deduction due on that Monthly Anniversary Day (See Charges and Deductions -- Monthly Deduction), and a grace period expires without a sufficient payment. Life of Virginia allows the Policyowner a 61-day grace period to make a payment sufficient to cover the monthly deduction. The grace period will begin on the date Life of Virginia mails notice of the insufficiency. Life of Virginia will mail notice to the Policyowner and to any assignee of record in its Home Office.

     The Policyowner must, during the grace period, make a payment which is sufficient to cover any due and unpaid monthly deductions in order to avoid lapse of the Policy. Failure to make a sufficient payment by the end of the grace period will cause the Policy to lapse and terminate without value.

     So long as there is outstanding Policy Debt, that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Policy Debt will be treated as a repayment of Policy Debt and not as an Additional Premium Payment. If a payment is treated as repayment of outstanding Policy Debt, Life of Virginia will transfer the amount of Cash Value held in the General Account as security for that part of the Policy Debt being repaid into Separate Account III, which increases the Surrender Value of the Policy, thereby preventing lapse.

     Insurance coverage continues during the grace period, but the Policy will be deemed to have no Cash Value for purposes of policy loans and surrenders. If the Insured dies during the grace period, the Death Benefit Proceeds payable during the grace period will equal the amount of the Death Benefit in effect immediately prior to the commencement of the grace period less outstanding loan balance and any due and unpaid monthly deductions. A lapse of the Policy may result in adverse tax consequences. (See Federal Tax Matters.)

     Reinstatement. If the Policy is terminated during the Insured's life because a grace period ended without a sufficient payment being made, the Policy can be reinstated. Reinstatement must occur within three years of the expiration of the grace period and prior to the Maturity Date. To reinstate, evidence satisfactory to Life of Virginia must be submitted that the Insured is insurable. In addition, a payment must be made which is sufficient to cover the monthly deductions for the first two Policy

Months following reinstatement. Life of Virginia may, however, accept a payment larger than this amount as long as immediately after the payment the total of all premium payments made is less than the maximum premiums limitation shown in the policy data pages. Unless the payment is repayment of outstanding Policy Debt, the amount paid will be treated as an Additional Premium Payment. The Policy will be reinstated on the date the reinstatement is approved by Life of Virginia.

     Any Policy Debt which existed at the end of the grace period will be reinstated if it is not paid. If Policy Debt is reinstated, all payments received by Life of Virginia will be treated first as repayment of Policy Debt. If a payment larger than the Policy Debt is made, the excess will be treated as an Additional Premium Payment. Regardless of whether the payment made is repayment of Policy Debt or an Additional Premium Payment, the amount of the payment must be sufficient to cover the monthly deductions for the first two policy months following reinstatement.

     Life of Virginia will not reinstate a Policy that has been surrendered for its Surrender Value.


Examination of Policy (Refund Privilege)

     The Policyowner may examine the Policy and return it for refund within 10 days after it is received, or within 45 days after Part I of the application is signed, whichever is later. The amount of refund will equal the advisory fee deducted from the Funds attributable to the Policy, plus the premiums allocated to Separate Account III adjusted by investment gains and losses. The state in which the Policy is issued may require, instead, a refund of the gross premiums paid. In certain states the Policyowner may have more than 10 days to return the policy for a refund. A Policyowner wanting a refund should return the Policy to either Life of Virginia at its Home Office or to the registered agent who sold it.


Exchange Privilege

     During the first 24 Policy Months, the Policyowner may convert this Policy to a permanent fixed benefit policy. The amount of the new policy will be the specified amount of this Policy on the date of exchange. Premiums will be based on the same issue age and risk classification of the Insured as the existing Policy. The conversion will be subject to an equitable adjustment in payments and cash values to reflect variances, if any, in the payments and cash values under the existing Policy and the new policy.


                           POLICY RIGHTS AND BENEFITS

     While the Policy is in effect it provides for certain benefits. Subject to certain limitations, the Policyowner may at any time obtain the Surrender Value by surrendering the Policy. (See Surrender Privileges.) In addition, the Policyowner has certain policy loan privileges under the Policy. (See Loan Benefits.) The Policy also provides for the payment of a Death Benefit upon the death of the Insured. (See Death Benefit.)


Cash Value Benefits

     Surrender Privileges. During the Insured's life, and as long as the Policy is in effect, a Policyowner may surrender the Policy at any time by sending a written request in a form acceptable to Life of Virginia, along with the Policy, to Life of Virginia at its Home Office.

     The amount payable on surrender of the Policy is the Surrender Value at the end of the Valuation Period during which the request is received. The Surrender Value may be paid in a lump sum or under one of the optional payment plans specified in the Policy. (See Optional Payment Plans.)

     Surrender Value. The Surrender Value equals the Cash Value on the date Life of Virginia receives a request for surrender, less any outstanding Policy Debt and less any applicable surrender charge. (See Surrender Charge.) Surrender Value will be determined at the end of the Valuation Period during which the request for a surrender is received. Proceeds will generally be paid within seven days of receipt of a request for a surrender. Postponement of payments may occur in certain circumstances. (See Postponement of Payment.)

     Partial Withdrawals. In each Policy Year after the first, the Policyowner may make one partial withdrawal from the Cash Value of the Policy. The amount which may be withdrawn is that amount of Cash Value of the Policy which exceeds the sum of the premiums paid and outstanding policy debt. A charge equal to the lesser of $25 or 2% of the amount withdrawn will be deducted from each withdrawal. No surrender charge will apply.

     The Policyowner may tell Life of Virginia how to allocate the partial withdrawal from the Investment Subdivisions of the Separate Account. If no notification is given, the partial withdrawal will be made from each Investment Subdivision in the same proportion that the Policy's Cash Value in that Investment Subdivision bears to the total Cash Value on the date the request for withdrawal is received in the home office of the company.

     If a partial withdrawal is made, the Specified Amount under the Policy will be reduced by the amount which the Partial Withdrawal amount would purchase if paid as a single premium on the date of the withdrawal.

     Partial withdrawals may have federal tax consequences, and prior to age 59 1/2 may result in a 10% penalty tax. (See Federal Tax Matters).

     Calculation of Cash Value. The Policy provides for an accumulation of Cash Value. Cash Value will be determined on a daily basis. A Policy's Cash Value will reflect a number of factors, including premiums paid, partial withdrawals, policy loans, charges assessed in connection with the Policy, and the investment performance of the Investment Subdivisions of Separate Account III to which the Cash Value is allocated. There is no guaranteed minimum Cash Value. The Cash Value equals the sum of all amounts in each Investment Subdivision of Separate Account III plus the value of any amount transferred to the General Account to secure Policy Debt.

     On the later of the Policy Date or the date the initial premium is received, the Cash Value is the initial premium, less any due and unpaid monthly deductions, adjusted by the Policy's share of investment gains and losses in that Investment Subdivision. On that date, the Cash Value is allocated entirely to the Investment Subdivision of Separate Account III that invests exclusively in the Money Market Fund of GE Investments Funds and, therefore, there is no Cash Value in the other Investment Subdivisions. (See Allocation of Premiums.)

     At the end of each Valuation Period thereafter, the Cash Value in each Investment Subdivision of Separate Account III is (a) plus (b) plus (c) minus
(d) minus (e) where:

   (a) is the Cash Value allocated to the Investment Subdivision at the end of the preceding Valuation Period, multiplied by the Investment Subdivision's Net Investment Factor for the current period;

   (b) is any Additional Premium Payments received during the current Valuation Period that have been allocated to the Investment Subdivision;

   (c) is any other amounts transferred into the Investment Subdivision during the current Valuation Period; and

   (d) is any Cash Value transferred out of the Investment Subdivision during the current Valuation Period; and

   (e) is any Cash Value withdrawn as a partial withdrawal during the current Valuation Period.

     In addition, whenever a Valuation Period includes the Monthly Anniversary Day, the Cash Value at the end of such period is reduced by the monthly deduction allocated to the Cash Value in the Investment Subdivision for that Monthly Anniversary Day. (See Charges and Deductions -- Monthly Deduction.)

     Unit Value. Each Investment Subdivision has a Unit Value. When premiums or other amounts are transferred into an Investment Subdivision, a number of Units are purchased based on the Unit Value of the Investment Subdivision as of the end of the Valuation Period during which the transfer is made. Likewise, when amounts are transferred out of an Investment Subdivision, including Partial Withdrawals, Units are redeemed in a similar manner.

     For each Investment Subdivision, the Unit Value for the first Valuation Period was $10.00. The Unit Value for each subsequent period is the Net Investment Factor for that period, multiplied by the Unit Value for the immediately preceding period. The Unit Value for a Valuation Period applies to each day in the period.

     Net Investment Factor. The Net Investment Factor measures investment performance of the Investment Subdivisions of Separate Account III during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision for a Valuation Period is (a) divided by (b), minus (c), where:

   (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by Life of Virginia as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

   (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

   (c) is a charge no greater than .0035750% for each day in the Valuation Period. This corresponds to 1.30% per year of the net assets of that Investment Subdivision for mortality and expense risks and administrative expenses.

     The value of the assets in Separate Account III will be taken at fair market value in accordance with generally accepted accounting principles and applicable laws and regulations.

     How The Period of Coverage Under a Policy Can Vary. The period of coverage under a Policy depends upon the Surrender Value. The Policy will remain in force as long as the Surrender Value is sufficient to pay the monthly deduction. (See Charges and Deductions -- Monthly Deduction.) When, however, the Surrender Value is insufficient to pay the monthly deduction and the grace period expires without an adequate payment by the Policyowner, the Policy will lapse and terminate without value. (See Policy Lapse and Reinstatement -- Lapse.)


Transfers

     After the Initial Investment Period, Policyowners may transfer amounts among the Investment Subdivisions of Separate Account III that are available at the time of the request by sending a written request to the Home Office. Telephone transfers are subject to Life of Virginia's administrative requirements.

     The transfer will be effective as of the end of the Valuation Period during which the request is received at the Home Office. Currently, there is no limit to the number of transfers that may be made; however, Life of Virginia reserves the right to limit the number of transfers, if necessary, in order that the Policy will continue to receive life insurance treatment by the Internal Revenue Service. Where permitted by state law, Life of Virginia also reserves the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest.

     The first transfer in each calendar month will be made without charge. Thereafter, each time amounts are transferred, a transfer charge of $10 will be imposed. This charge is deducted from the amount transferred. The Cash Value on the date of transfer will not be affected by the transfer except to the extent of the transfer charge. Once a Policy is issued, the amount of the transfer charge is guaranteed for the life of the Policy.


Telephone Transfers

     Life of Virginia permits telephone transfers and may be liable for losses resulting from unauthorized or fraudulent telephone transfers if it fails to employ reasonable procedures to confirm that the telephone instructions that it receives are genuine. Therefore, Life of Virginia will employ means to prevent unauthorized or fraudulent telephone requests, such as sending written confirmation, recording telephone requests, and/or requesting other identifying information. In addition, Life of Virginia may require written authorization before allowing Policyowners to make telephone transfers.

     To request a telephone transfer, Policyowners should call Life of Virginia's Telephone Transfer Line at 800-772-3844. Life of Virginia will record all telephone transfer requests. Transfer requests received prior to the close of the New York Stock Exchange will be executed that Business Day at that day's prices. Requests received after that time will be executed on the next Business Day at that day's prices.


Dollar-Cost Averaging

     Policyowners may elect to have Life of Virginia automatically transfer specified amounts from one of certain designated Investment Subdivisions of Separate Account III to any other subdivision(s) on a monthly or quarterly basis. This privilege is intended to permit policyowners to utilize "Dollar-Cost Averaging,"a long-term investment method that provides for regular investing over a period of time. Life of Virginia makes no representations or guarantees that Dollar-Cost Averaging will result in a profit or protect against loss.

     Policyowners must select Dollar-Cost Averaging on the application or complete a Dollar-Cost Averaging Agreement in order to begin the Dollar-Cost Averaging program. Currently, the Investment Subdivision designated for the purpose of Dollar-Cost Averaging is the Investment Subdivision that invests in the Money Market Fund of GE Investments Funds, Inc. Money may also be transferred to the designated Investment Subdivision from other subdivisions within the Separate Account. Any amount allocated or transferred must conform to the minimum amount and percentage requirements. (See Transfers).

     Dollar-Cost Averaging will continue until the entire cash value in the subdivision designated for Dollar-Cost Averaging is depleted. The Policyowner has the option of discontinuing Dollar-Cost Averaging by sending Life of Virginia a written cancellation notice or by calling Life of Virginia's Telephone Transfer Line at 800-772-3844. Policyowners may also make changes to their Dollar-Cost Averaging program by calling Life of Virginia's Telephone Transfer Line at 800-772-3844. Also, Life of Virginia reserves the right to discontinue Dollar-Cost Averaging upon 30 days written notice to the Policyowner.


Portfolio Rebalancing

     Owners may elect to have Life of Virginia automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage of Cash Value in each of two or more Investment Subdivisions designated by the Owner. This privilege is intended to permit Owners to use Portfolio Rebalancing, as a strategy to maintain over time the Owner's desired allocation percentage in the designated Investment Subdivisions. The percentage of Cash Value in each of the Investment Subdivisions may shift from the Premium Payment allocation percentage due to the performance of the Investment Subdivisions. Life of Virginia makes no representations or guarantees that Portfolio Rebalancing will result in a profit or protect against loss.

     Owners must complete the Portfolio Rebalancing agreement to participate in the Portfolio Rebalancing program. Owners may designate the Investment Subdivisions and specify the rebalancing percentages in the agreement. The specified percentages must be in whole percentages and must be at least 1%. The date that a rebalancing transfer is effected is measured from the Policy Date, or other date selected at the sole discretion of Life of Virginia, based on the rebalancing frequency chosen by an Owner. Cash Value must be allocated to each of the designated Investment Subdivisions for rebalancing to become effective.

     Portfolio Rebalancing is offered free of charge and will continue as long as there is Cash Value in each of the designated Investment Subdivisions. Prior to that time, Owners may discontinue rebalancing by sending Life of Virginia a written cancellation notice. Owners may make changes to their Portfolio Rebalancing program by calling Life of Virginia's Telephone Transfer Line at 800-772-3844. Portfolio Rebalancing transfers are not included for the purpose of determining any transfer charge. Owners should consider the possible effects of electing other automatic programs such as Dollar-Cost Averaging concurrent with Portfolio Rebalancing. Life of Virginia reserves the right to exclude investment subdivisions from Portfolio Rebalancing. Life of Virginia also reserves the right to discontinue Portfolio Rebalancing upon 30 days written notice to the Owner.


Powers of Attorney

     As a general rule and as a convenience to Policyowners, Life of Virginia allows the use of powers of attorney whereby Policyowners give third parties the right to effect cash value transfers on behalf of the Policyowners. However, when the same third party possesses powers of attorney executed by many Policyowners, the result can be simultaneous transfers involving large amounts of cash value. Such transfers can disrupt the orderly management of the mutual funds underlying the variable policy, can result in higher costs to Policyowners, and are generally not compatible with the long-range goals of purchasers of variable policies. Life of Virginia believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the funds underlying its policies, and this position is shared by the managements of those mutual funds.

     Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties holding multiple powers of attorney, Life of Virginia may not honor such powers of attorney and has instituted or will institute procedures to assure that the transfer requests that it receives have, in fact, been made by the policyowners in whose names they are submitted. However, these procedures will not prevent Policyowners from making their own cash value transfer requests.


Loan Benefits

     Policy Loans. As long as the Policy remains in effect, a Policyowner may borrow money from Life of Virginia at any time, using the Policy as the only security for the loan. Life of Virginia's claim for repayment of a policy loan has priority over the claims of any assignee of the Policy or other person. The minimum loan amount is $500. The Maximum Loan Amount is 90% of the Policy's Cash Value at the end of the Valuation Period during which the loan request is received, less any surrender charge. The amount available to be borrowed at any given time is the Maximum Loan Amount reduced by any outstanding Policy Debt. Policy loans ordinarily will be paid within seven days after Life of Virginia receives a request for a loan at its Home Office, although payments may be postponed under certain circumstances. (See Postponement of Payment.)

     When a policy loan is made, a portion of the Policy's Cash Value equal to the loan amount will be transferred out of Separate Account III into Life of Virginia's General Account. The Policyowner may indicate, in writing, from which Investment Subdivisions the Cash Value is to be transferred out of Separate Account III. If no such written instruction is received with the loan request, the Cash Value transferred out will automatically be transferred from the Investment Subdivisions in the same proportion that the Cash Value in each Investment Subdivision bears to the total Cash Value in all Investment Subdivisions on the date the loan is made.

     Currently, Life of Virginia credits interest at an annual rate of 6% for that part of the General Account Cash Value up to an amount equal to the Cash Value less the total of all premium payments made. An annual rate of 4% is credited to that part of the General Account Cash Value in excess of the above amount. For purposes of crediting these two rates of interest, the Cash Value as calculated on the preceding Monthly Anniversary Day will be used. Life of Virginia reserves the right to decrease, at its discretion, the rate of interest credited to the amount of Cash Value transferred to the General Account to an effective annual rate of not less than 4%. On each policy anniversary, the interest earned since the preceding policy anniversary will be credited and transferred to Separate Account III. Absent written instruction, Life of Virginia will allocate this amount among the Investment Subdivisions of Separate Account III in the same manner as policy loans are allocated.

     Even though the loan may be repaid in whole or in part at any time while the Insured is living, policy loans will permanently affect the Cash Value of a Policy. The effect could be favorable or unfavorable depending upon whether the investment performance of the Investment Subdivision(s) from which the Cash Value is transferred is less than or greater than the interest rate being credited to the Cash Value in the General Account while the loan is outstanding. In comparison to a Policy under which no loan is made, policy values will be lower where such interest rate credited is less than the performance of the Investment Subdivision(s), but will be greater where such interest rate is greater than the performance of the Investment Subdivision(s). In addition, Proceeds payable upon death or surrender will be reduced by the amount of any outstanding Policy Debt.

     Policy loans may have federal tax consequences, and prior to age 59 1/2 may result in a 10% penalty tax. (See Federal Tax Matters.) In addition, a policy loan entails the risk that the Policy will lapse if interest credited to the Cash Value in the general account while the loan is outstanding plus earnings on Cash Value in the Investment Subdivisions is insufficient to prevent policy debt from exceeding Cash Value less applicable surrender charges. Adverse tax consequences may result from a lapse if Policy Debt is outstanding. The risk of lapse due to a policy loan is greater where interest charged on the loan is not paid when due.

     Loan Interest Charged. Life of Virginia will charge a fixed interest rate of 6% per year on all outstanding policy loans. Interest accrues daily and is due and payable on each policy anniversary. If interest is not paid when due, an amount equal to the amount owed will be treated as a policy loan and interest will be charged on that amount. Absent written instruction, the amount transferred out of Separate Account III will be transferred from the Investment Subdivisions of Separate Account III in the same proportion as policy loans are transferred.

     Policy Debt. Policy Debt equals the total of all outstanding policy loans, plus accrued interest on policy loans. If Policy Debt exceeds the Cash Value less any applicable surrender charge, Life of Virginia will notify the Policyowner and any assignee of record. A payment at least equal to the excess Policy Debt must be made to Life of Virginia within 61 days from the date notice is sent; otherwise the Policy will lapse and terminate without value. (See Policy Lapse and Reinstatement.) The Policy may, however, later be reinstated.

     Repayment of Policy Debt. Policy Debt may be repaid in whole or in part any time during the Insured's life while the Policy is in effect. So long as there is any outstanding Policy Debt, any payments received by Life of Virginia will be considered as repayment of the Policy Debt. The portion of a payment in excess of any outstanding Policy Debt will be treated as an Additional Premium Payment, if the other conditions for an Additional Premium Payment are met. Whenever a repayment is made, the Cash Value in the General Account securing the repaid portion of the Policy Debt will be transferred back to Separate Account III and allocated among the Investment Subdivisions in accordance with the written instructions of the Policyowner. If no written instruction is received with the repayment, Life of Virginia will allocate the repaid portion among the Investment Subdivisions of Separate Account III in the same manner as premium payments are allocated.


Death Benefit

     So long as the Policy remains in force, the Policy provides for the payment of a Death Benefit upon the death of the Insured. The death benefit proceeds will be paid to a named Beneficiary or contingent Beneficiary. One or more primary Beneficiaries or contingent Beneficiaries may be named. The amount of the Death Benefit Proceeds will be determined on the date on which the Insured's death occurred. The Death Benefit Proceeds may be paid in a lump sum or under an optional payment plan. (See Optional Payment Plans.) In determining the Proceeds payable, the Death Benefit provided by the Policy will be reduced by any outstanding Policy Debt and any due and unpaid monthly deductions. The Proceeds will ordinarily be paid within seven days after Life of Virginia receives due proof of death. Payment may, however, be postponed under certain circumstances. (See Postponement of Payment.)

     The amount of the Death Benefit provided by a Policy will be the greater of: (1) the specified amount; or (2) the Cash Value on the date of death, multiplied by the applicable corridor percentage. Accordingly, the Death Benefit will never be less than the specified amount, as long as the Policy remains in force. Under the terms of the Policy, however, the Policy's Death Benefit may be greater than the specified amount, depending upon the length of time the Policy is in force, any Additional Premium Payments made, and the Policy's investment results. If the death benefit is greater than the specified amount, it will vary with the Policy's Cash Value. Initially, the specified amount is determined when the Policy is issued by the amount of the total planned premium and the age, sex (where appropriate), and risk class of the Insured. (See Premiums.) After a Policy has been in effect for one year, however, the specified amount may be increased. (See Changes in the Specified Amount.)

     The calculation of the Death Benefit based upon the corridor percentage occurs only when the Cash Value reaches a certain proportion of the specified amount. Because there is no guaranteed Cash Value, there is no guarantee this will occur. The corridor percentage depends upon the Attained Age of the Insured. The corridor percentage for each age is set forth in the table below.



     Attained         Corridor      Attained      Corridor      Attained      Corridor
       Age           Percentage        Age       Percentage        Age       Percentage
-----------------   ------------   ----------   ------------   ----------   -----------
  40 or younger         250%          54            157%          68            117%
  41                    243           55            150           69            116
  42                    236           56            146           70            115
  43                    229           57            142           71            113
  44                    222           58            138           72            111
  45                    215           59            134           73            109
  46                    209           60            130           74            107
  47                    203           61            128           75
  48                    197           62            126         through         105
  49                    191           63            124           90
  50                    185           64            122           91            104
  51                    178           65            120           92            103
  52                    171           66            119           93            102
  53                    164           67            118           94            101

     Examples. For this purpose, assume that the Insured is under the age of 40, the specified amount is $100,000, and that there is no outstanding Policy Debt or any due and unpaid monthly deductions.

     The Policy will initially provide for a $100,000 Death Benefit. However, because the Death Benefit cannot be less than 250% (the applicable corridor percentage) of Cash Value, any time the Cash Value of this Policy exceeds $40,000, the Death Benefit will exceed the $100,000 specified amount. If the Cash Value equals or exceeds $40,000, each additional dollar added to the Cash Value will increase the Death Benefit by $2.50. Thus, for a Policy with a specified amount of $100,000 and a Cash Value of $80,000, the Beneficiary will be entitled to a Death Benefit of $200,000 (250% x $80,000); Cash Value of $120,000 will yield a Death Benefit of $300,000 (250% x $120,000); and a Cash Value of $200,000 will yield a Death Benefit of $500,000 (250% x $200,000). Similarly, so long as Cash Value exceeds $40,000, each dollar decrease in Cash Value will reduce the Death Benefit by $2.50. If at any time, however, the Cash Value multiplied by the corridor percentage is less than the specified amount, the Death Benefit will equal the specified amount of the Policy.

     The applicable corridor percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the illustration were, for example, 50 (rather than under age 40), the applicable corridor percentage would be 185%. Therefore, the Death Benefit payable would not exceed the $100,000 specified amount unless the Cash Value exceeded approximately $54,054 (rather than $40,000), and each $1 increase or decrease in the Cash Value would change the Death Benefit by $1.85 (rather than $2.50).


Changes in the Specified Amount

     After a Policy has been in effect for one year, a Policyowner may adjust the existing insurance coverage by increasing the specified amount. Prior to any increase in specified amount, the total planned premium for the original specified amount must have been paid. To apply for an increase, the Policyowner must first complete a supplemental application and submit evidence, satisfactory to Life of Virginia, that the Insured is insurable. At the time of the requested increase, the Insured must be in the same risk class as at the time the Policy was issued. In order for an increase to become effective, the Policyowner must make an Additional Premium Payment after an increase is approved. The required Additional Premium Payment depends on the amount of the increase requested and the Attained Age, sex (where appropriate), and risk class of the Insured. The minimum increase in the specified amount that Life of Virginia will allow under the Policy is one which requires a $1,000 Additional Premium Payment.

     Representative minimum increases are set forth below:


           SPECIFIED AMOUNT FOR A $1,000 ADDITIONAL PREMIUM PAYMENT



                              Standard     Standard
                      Age       Male        Female
                    ------   ----------   ---------
                      10      $16,945      $21,813
                      20       11,497       14,530
                      30        7,789        9,549
                      40        5,048        6,188
                      50        3,351        4,116
                      60        2,321        2,806
                      70        1,708        1,958


     The required Additional Premium Payment will be the lesser of (a) or (b), where (a) is the increase in the guideline single premium due to the increase in specified amount and (b) is the maximum premiums limitation allowed immediately after the increase in specified amount, less the total premiums paid to date.

     The increase in specified amount will become effective on the date Life of Virginia receives the required payment, which will be shown in the supplemental policy data pages.

     A Partial Withdrawal will result in a reduction in the Specified Amount. The amount of the reduction will be that which the Partial Withdrawal amount would purchase if paid as a single premium on the date of the withdrawal.

     A change in the existing insurance coverage may have federal tax consequences. (See Federal Tax Matters.)


Benefits at Maturity

     If the Policy is in effect on the Maturity Date, Life of Virginia will pay to the Policyowner the Policy's Cash Value less any outstanding Policy Debt. (See Loan Benefits.) Benefits payable upon maturity may be paid in a lump sum or under an optional payment plan. The maturity date is the date shown in the Policy.


Optional Payment Plans

     "Proceeds" means the amount payable upon surrender or upon the death of the Insured. If the Policy is surrendered, the Proceeds will be the Surrender Value. The Proceeds payable on the death of the Insured will be the Death Benefit less any Policy Debt and any due and unpaid monthly deductions. The actual amount of Proceeds will depend on: the Death Benefit determined as above; the use of the Cash Value during the Insured's life; the Insured's suicide during the first two policy years; and any misstatement of the Insured's age or sex, where appropriate.

     Proceeds payable upon death of the Insured or upon surrender of the Policy, and the benefits payable upon maturity, may be paid in whole or in part under an optional payment plan. Any Death Benefit Proceeds that are paid in one lump sum will include interest from the date of death to the date of payment. Interest will be paid at a rate set by Life of Virginia, or by law if greater. The minimum interest rate which will be paid is 2.5%. Interest will not be paid beyond one year or any longer time set by law. There are currently five optional payment plans available. A plan may be designated in the application or by notifying Life of Virginia in writing at its Home Office. A choice or change of a plan must be sent in writing to the Home Office of Life of Virginia. Any amount left with Life of Virginia for payment under an optional payment plan will be transferred to Life of Virginia's General Account. During the life of the Insured, the Policyowner can select a plan. If a plan has not been chosen at the Insured's death, a Beneficiary can choose a plan. If a Beneficiary is changed, the plan selection will no longer be in effect unless the Policyowner requests that it continue.

     In selecting an optional payment plan: (1) the payee under a plan cannot be a corporation, association or fiduciary; (2) the Proceeds applied under a plan must be at least $10,000; and (3) the amount of each payment under a plan must be at least $50. Payments under Plans 1, 2, 3 or 5 will begin on the date of the Insured's death or on surrender. Payments under Plan 4 will begin at the end of the first interest period after the date proceeds are otherwise payable.

     Plan 1 -- Life Income. Equal monthly payments will be made for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15 or 20 years. Guaranteed amounts payable under this plan will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate and the amount of any payment. If the payee dies before the end of the guaranteed period, the amount of remaining payments for the minimum period will be discounted at a yearly rate of 3%. The discounted amounts will be paid in one sum to the payee's estate unless otherwise provided.

     Plan 2 -- Income for a Fixed Period. Equal periodic payments will be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. Guaranteed amounts payable under this plan will earn interest at 3% compounded yearly. Life of Virginia may increase the interest and the amount of any payment. If the payee dies, the amount of the remaining guaranteed payments will be discounted to the date of the payee's death at a yearly rate of 3%. "Discounted" means that Life of Virginia will deduct the amount of interest each remaining payment would have earned had it not been paid out early. The discounted amount will be paid in one sum to the payee's estate unless otherwise provided.

     Plan 3 -- Income of a Definite Amount. Equal periodic payments of a definite amount will be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of Proceeds. Payments will continue until the Proceeds are exhausted. The last payment will equal the amount of any unpaid Proceeds. Proceeds will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate; if the interest rate is increased, the payment period will be extended. If the payee dies, the amount of the remaining Proceeds with earned interest will be paid in one sum to his or her estate unless otherwise provided. If the payee is age 80 or older, payments under Plan 3 may not qualify for favorable tax treatment if the expected payment period exceeds the life expectancy of the payee.

     Plan 4 -- Interest Income. Periodic payments of interest earned from the Proceeds left with Life of Virginia will be paid. Payments can be annual, semi-annual, quarterly, or monthly, and will begin at the end of the first period chosen. Proceeds will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate and the amount of any payment. If the payee dies, the amount of remaining Proceeds and any earned but unpaid interest will be paid in one sum to his or her estate unless otherwise provided.

     Plan 5 -- Joint Life and Survivor Income. Equal monthly payments will be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. The guaranteed amount payable under this plan will earn interest at 3% compounded yearly. Life of Virginia may increase the interest rate and the amount of any payment. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, the amount of the remaining payments for the 10-year period will be discounted at a yearly rate of 3%. The discounted amount will be paid in one sum to the survivor's estate unless otherwise provided.


Specialized Uses of the Policy

     The Policy should be purchased as a long-term investment designed to provide a death benefit. The Policy's Surrender Value, as well as its death benefit, may be used to provide proceeds for various individuals and business financial planning purposes. However, loans and partial withdrawals will affect the Surrender Value and death benefit proceeds, and may cause the Policy to lapse. If the investment performance of Investment Subdivisions to which cash value is allocated is not sufficient to provide funds for the specific planning purpose contemplated, or if insufficient payments are made or cash value maintained, then the Owner may not be able to utilize the Policy to achieve the purposes for which it was purchased. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purpose for which the Policy is being considered.


                            CHARGES AND DEDUCTIONS

Monthly Deduction

     On each Monthly Anniversary Day, a deduction will be made from the Policy's Cash Value in Separate Account III in order to compensate Life of Virginia for the cost of insurance and certain other expenses incurred in connection with the Policies. The monthly deduction for a Policy Month will be allocated among the Investment Subdivisions of Separate Account III in the same proportion that the Policy's Cash Value in each Investment Subdivision bears to the total Cash Value in all Investment Subdivisions at the beginning of the Policy Month. The actual amount of each monthly deduction will vary because (1) some of these charges are based on percentages of Cash Value which varies from one Valuation Period to the next; (2) some of these charges are further based upon portions of Cash Value attributable to Additional Premium Payments; and (3) the cost of insurance can vary from month to month.

     Charges Attributable to Premium Payments. During the first ten years following a premium payment (See Dates Under the Policy), Life of Virginia will deduct premium tax and distribution expense charges attributable to that premium payment in order to recover premium taxes and distribution expenses associated with that premium payment. In general, the amount of each charge is calculated by multiplying the rate for the charge by the portion of Cash Value in Separate Account III attributable to that premium payment. All premium payments made during a Policy year are deemed to have been made on the first day of such Policy year; accordingly, one year is considered to have elapsed since the payment of such premiums on each subsequent policy anniversary. In order to determine the portion of Cash Value in Separate Account III subject to the premium tax charge and distribution expense charge, premiums are grouped by Policy year.

     Premium Tax Charge -- Premium tax charges are not deducted at the time a premium payment is made, although Life of Virginia does pay state premium taxes attributable to a particular Policy when those taxes are incurred and expects to pay an average state premium tax rate of 2.3% of premium for all states. To reimburse Life of Virginia for the payment of such taxes, a premium tax charge is deducted monthly during the first ten years following each premium payment. This charge is computed on each Monthly Anniversary Day and will equal .0167% of that portion of the Policy's Cash Value in each Investment Subdivision of Separate Account III on that date attributable to each premium payment made during the previous ten years. This is equivalent to an annual rate of .20%.

     Distribution Expense Charge -- Life of Virginia incurs certain sales and other distribution expenses when the Policies are issued. The majority of these expenses consist of commissions paid for sales of the Policies; however, other distribution expenses are incurred in connection with the printing of prospectuses, conducting seminars and other marketing, sales, and promotional activities. To recover a portion of these expenses, a distribution expense charge is deducted monthly during the first ten years following each premium payment. This charge is computed on each Monthly Anniversary Day and will equal
 .0250% of that portion of the Policy's Cash Value in each Investment Subdivision of Separate Account III on that date attributable to each premium payment made during the previous ten years. This is equivalent to an annual rate of .30%.

     In no event, however, will the sum of the cumulative distribution expense charges previously deducted, attributable to a particular premium payment, exceed 9% of that premium payment. Depending on the investment experience of the Investment Subdivisions chosen by the Policyowner, the maximum charge of 9% of a premium payment may be collected before the ten-year period attributable to that premium payment has run.

     For purposes of calculating these charges, Life of Virginia determines that portion of the Cash Value in Separate Account III which is attributable to each premium payment every time an Additional Premium Payment is received. Prior to receiving the first Additional Premium Payment, the entire Cash Value under the Policy is attributable to the initial premium payment. The portion of the Cash Value in Separate Account III attributable to the first Additional Premium Payment is calculated by dividing (a) by (b), where (a) is the amount of the Additional Premium Payment and (b) is the Policy's total Cash Value in Separate Account III immediately after receipt of the Additional Premium Payment. In calculating the charges described above, Life of Virginia will use this ratio to determine the portion of Cash Value in Separate Account III attributable to that payment until another Additional Payment is made. The portion of Cash Value in Separate Account III attributable to the initial premium payment is determined using a ratio calculated as one (1) minus the ratio used for the Additional Premium Payment.

     These ratios are used by Life of Virginia, in connection with the premium tax and distribution expense charges described above, to calculate that portion of Cash Value held in Separate Account III attributable to premium payments made during the previous ten years. Every time another Additional Premium Payment is made, Life of Virginia recalculates the ratio for each premium payment. It does so by multiplying the last calculated ratio for each prior premium payment by the difference between one and the ratio calculated for the most recent Additional Premium Payment.

     Cost of Insurance Charge. A cost of insurance charge will be deducted on each Monthly Anniversary Day. To determine the cost of insurance charge, a Policy's net amount at risk for a Policy Month is divided by 1,000 and the result is multiplied by the applicable current cost of insurance rate. To determine the net amount at risk on a Monthly Anniversary Day, the Death Benefit on that date is divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%) and then the Policy's Cash Value on that date is subtracted. Thus, the net amount at risk depends upon and will be affected by changes in the Policy's Cash Value.

     On those Monthly Anniversary Days on which a Policy qualifies for the Preferred Funding Risk Class (see above), the cost of insurance charge will not exceed .0792% of the Policy's Cash Value on the Monthly Anniversary Day. Furthermore, once the amount of total premiums paid meets or exceeds total planned premium, the cost of insurance charge will not exceed .05% of the Policy's Cash Value on the Monthly Anniversary Day. These are equivalent to annual rates of .95% and .60%, respectively, of a Policy's Cash Value. These limits on the cost of insurance charge represent Life of Virginia's current practice, which we may change at our discretion.

     Changes in the Death Benefit may affect the amount of the cost of insurance charge deductible under the Policies. Because the cost of insurance charge varies with the net amount at risk, an increase in specified amount or the calculation of the Death Benefit based on the corridor percentage (See, Death Benefit.) may cause the cost of insurance charge to increase.

     The current monthly cost of insurance rate is based on the Insured's sex (where appropriate), Attained Age, policy duration and risk class. Life of Virginia may, at its discretion, increase or decrease this rate; however, in no event will the current cost of insurance rate exceed the guaranteed maximum cost of insurance rate set forth in the Policy. The guaranteed maximum cost of insurance rate is based on the Insured's sex (where appropriate), Attained Age and risk class. The guaranteed maximum cost of insurance rates allowable under the Policies are based on the Commissioners' 1980 Standard Ordinary Mortality Table, adjusted for any substandard rating. The current and guaranteed cost of insurance rates generally increase as the Insured's Attained Age increases.


Charges Against Separate Account III

     Mortality and Expense Risk Charge. A charge will be deducted from each Investment Subdivision of Separate Account III to compensate Life of Virginia for certain mortality and expense risks assumed in connection with the Policies. The charge will be deducted daily and equals .0024769% for each day in a Valuation Period. The effective annual rate of this charge, which is compounded daily, is .90%.


     The mortality risk assumed is the risk that Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of Death Benefit Proceeds than expected will be payable. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies. If proceeds from this charge are not needed to cover mortality and expense risks, Life of Virginia may use proceeds to finance distribution of the Policies.


     Administrative Expense Charge. A charge will be deducted from each Investment Subdivision of Separate Account III to compensate Life of Virginia for certain administrative expenses incurred in connection with the Policies. The charge will be deducted daily and equals .0010981% for each day in a Valuation Period. The effective annual rate of this charge, which is compounded daily, is .40%. The administrative expense charge will compensate Life of Virginia for issuance, underwriting, processing, start-up and on-going administration expenses. These expenses include the cost of processing applications, conducting medical examinations, determining insurability, establishing Policy records, premium collection, recordkeeping, processing Death Benefit claims, surrenders, transfers, policy loans and changes, and reporting and overhead costs.

     Life of Virginia may administer the Policy itself, or Life of Virginia may purchase administrative services from such sources (including affiliates) as may be available. Such services will be acquired on a basis which, in Life of Virginia's sole discretion, affords the best services at the lowest cost. Life of Virginia reserves the right to select a company to provide services which Life of Virginia deems, in its sole discretion, is the best able to perform such services in a satisfactory manner even though the costs for such services may be higher than would prevail elsewhere.

     Taxes. Currently, no charge is made to Separate Account III for federal income taxes that may be attributable to it. Life of Virginia may, however, make such a charge in the future. Charges for other taxes, if any, attributable to Separate Account III may also be made. At present, state and local taxes, other than premium or similar taxes, are not significant, and therefore Life of Virginia is not currently making a charge against Separate Account III for such amounts. (See Federal Tax Matters.)


Surrender Charge

     A surrender charge (sometimes referred to as a contingent deferred sales charge) will be imposed upon surrenders that occur within nine years of any premium payments to cover certain expenses relating to the sale of the Policy, including premium taxes, commissions to registered representatives, and other promotional expenses. The total surrender charge will equal the sum of the surrender charges, if any, attributable to the premium payments made under the Policy prior to surrender. For purposes of this section, all premium payments made during a Policy year are deemed to have been made on the first day of such Policy year; accordingly, one year is considered to have elapsed on each policy anniversary.

     If the Policy is surrendered during the first four years following a premium payment, a surrender charge equal to 6% of that premium payment will be imposed. During the six years that follow, the charge decreases 1% per year, so that no surrender charge is ever attributable to a particular premium payment made more than nine years prior to the date of surrender. The surrender charge will be further limited, such that the surrender charge attributable to a particular premium payment, when taken together with the total amount of distribution expense charges previously deducted attributable to that premium payment, will never exceed 9% of that premium payment. Thus, in the event of surrender, if the surrender charge otherwise calculated would cause the sum of those charges to exceed 9% of a particular premium payment, the surrender charge will be limited so that it equals the difference between 9% of the premium payment and the total monthly Distribution Expense Charges attributable to premium payments that have been deducted. This surrender charge, along with any outstanding Policy Debt, will be deducted from the Cash Value to determine the amount payable upon surrender.

     Life of Virginia expects to incur the majority of its premium tax and distribution expenses in the years in which premiums are paid under the Policies. Although the surrender charge is higher in early policy years than in subsequent years, the surrender charge in any policy year is not necessarily related to actual distribution expenses incurred in that year. Life of Virginia expects to recover any deficiency due to the insufficiency of amounts received from surrender charges and distribution expense charges over the life of the Policy from Life of Virginia's general assets, including amounts derived from the mortality and expense risk charge and from mortality gains. Life of Virginia has reviewed this arrangement and concluded that this distribution financing arrangement will benefit Separate Account III and the Policyowners.


Partial Withdrawal Charge

     A charge equal to the lesser of $25 or 2% of the amount withdrawn will be deducted from the amount of any Partial Withdrawal. The surrender charge does not apply to Partial Withdrawals.


Transfer Charge

     The Policyowner may transfer amounts among the Investment Subdivisions of Separate Account III that are available at the time of the request. Currently, there is no limit on the number of transfers that may be made; however, Life of Virginia reserves the right to impose such a limit in the future. Where permitted by state law, Life of Virginia also reserves the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest.

     The first transfer in each calendar month will be made without charge. Thereafter, each time amounts are transferred, a transfer charge of $10 will be deducted from the amount transferred to compensate Life of Virginia for the costs in making the transfer. Life of Virginia does not expect to make a profit on the transfer charge. The transfer charge will not be imposed on transfers that occur as a result of policy loans or the reallocation of Cash Value following expiration of the Initial Investment Period.


Other Charges

     Because Separate Account III purchases shares of the Funds, the net assets of each Investment Subdivision in the Account will reflect the investment advisory fee and other expenses incurred by the portfolio of the Fund in which the Investment Subdivision invests. (See The Funds for a discussion of these charges.) For more information concerning these charges, read the individual Fund prospectus.


Reduction of Charges for Group Sales

     The distribution expense charge and/or the surrender charge may be reduced for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of expenses incurred by Life of Virginia in connection with the sale of the Policies. The entitlement to such a reduction in such charges will be determined by Life of Virginia based on the following factors:

   (1) The size of the group. Generally, the sales expenses for each individual Policyowner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

   (2) The total amount of premium payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger purchase payments than on smaller ones.

   (3) The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, sales and other expenses can be reduced.

   (4) The nature of the group for which the Policies are being purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, Life of Virginia's sales and other expenses are reduced.

   (5) There may be other circumstances of which Life of Virginia is not presently aware which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, Life of Virginia determines that a group purchase would result in reduced sales expenses, such a group may be entitled to a reduction in distribution expense charges and/or surrender charges. Reductions in these charges will not be unfairly discriminatory against any person including the affected owners and all other owners of Policies funded by Separate Account III.


                               GENERAL PROVISIONS

Postponement of Payment

     General. Amounts payable as a result of surrender, partial withdrawals, policy loan, and the payment of Death Benefit Proceeds or benefits at maturity may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission; or (2) the Commission by order permits postponement for the protection of Policyowners; or (3) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of Separate Account III.

     Payment by Check. Payments under a Policy which are derived from any amount paid to Life of Virginia by check or draft may be postponed until such time as Life of Virginia is satisfied that the check or draft has cleared the bank upon which it is drawn.


Limits on Contesting the Policy

     Life of Virginia relies on statements in the policy application. In the absence of fraud, the statements are considered representations, not warranties. Life of Virginia can contest the Policy, or an increase in the specified amount, if any material misrepresentation of fact was made in the application or in a supplemental application, and a copy of that application was attached to the Policy when issued or was made a part of the Policy when a change went into effect. With respect to the original specified amount, a Policy will not be contested after it has been in effect during the Insured's life for two years from the Policy Date. With respect to increases in the specified amount, Life of Virginia will not contest an increase in the specified amount after that increase has been in effect during the Insured's life for two years from the effective date of the increase.


The Contract

     "Policy" means the Policy described in this Prospectus, the policy application, any supplemental applications and any endorsements. A Policy is a legal contract and constitutes the entire contract between the Policyowner and Life of Virginia. An agent cannot change this contract. Any change to a Policy must be in writing and approved by the President, a Senior Vice President, a Vice President of Life of Virginia.


Misstatement of Age or Sex

     If the Insured's age or sex was misstated in an application, the Death Benefit Proceeds will be adjusted. The adjusted Death Benefit Proceeds will be the greater of (a) and (b), where: (a) is the specified amount including any increases in the specified amount which should have been issued at the Insured's true age or sex for the premiums that were required to be paid for the original amount of, and any increases in, the specified amount; and (b) is the Cash Value on the date of death, multiplied by the corridor percentage for the Insured's true Attained Age on the date of death.

Suicide

     If the Insured commits suicide, while sane or insane, within two years of the Policy Date, Death Benefit Proceeds payable under the Policy will be limited to the initial premium paid, plus any Additional Premium Payments, other than those required for an increase in specified amount, less outstanding Policy Debt. If the Insured commits suicide, while sane or insane, within two years after an increase in the specified amount was effective, Life of Virginia will limit the Proceeds payable with respect to the increase. The Proceeds thus limited will equal the Additional Premium Payment required for the increase.


Statement of Values


     At least once each year, Life of Virginia will send the owner a Statement of Values within 30 days after each report date. The statement will show cash value, premium payments and charges made during the report period.


Nonparticipating

     The Policy does not participate in the divisible surplus of Life of Virginia. No dividends are payable.


Written Notice

     Any written notice should be sent to Life of Virginia at its Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The notice should include the Policy number and the Insured's full name. Any notice sent by Life of Virginia to a Policyowner will be sent to the address shown in the application unless an appropriate address change form has been filed with the Company.


The Owner

     The Policyowner is the person so designated in the application or as subsequently changed. The Policyowner has rights in a Policy during the Insured's lifetime. If the Policyowner dies before the Insured and there is no Contingent Owner, ownership passes to the Policyowner's estate. Unless an optional payment plan is chosen, the Proceeds payable on surrender of the Policy will be paid to the Policyowner in a lump sum.


The Beneficiary

     The original Beneficiaries and Contingent Beneficiaries are designated by the Policyowner in the application. If changed, the Primary Beneficiary or Contingent Beneficiary is as shown in the latest change filed with Life of Virginia. One or more Primary or Contingent Beneficiaries may be named in the application. In such a case, the Proceeds will be paid in equal shares to the survivors in the appropriate Beneficiary class, unless requested otherwise by the Policyowner.

     Unless an optional payment plan is chosen, the Death Benefit Proceeds payable at the Insured's death will be paid in a lump sum to the primary Beneficiary. If the primary Beneficiary dies before the Insured, the Proceeds will be paid to the Contingent Beneficiary. If no Beneficiary survives the Insured, the Proceeds will be paid to the Policyowner or the Policyowner's estate.


Changing the Owner or Beneficiary

     During the Insured's life, the Policyowner may be changed. If the right is reserved, the Beneficiary may also be changed during the Insured's life. To make a change, written request must be sent to Life of Virginia at its Home Office. The request and the change must be in a form satisfactory to Life of Virginia and must actually be received by the Company. The change will take effect as of the date the request is signed by the Policyowner. The change will be subject to any payment made before the change is recorded by Life of Virginia.


Using the Policies as Collateral

     The Policy can be assigned as collateral security. Life of Virginia must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at Life of Virginia's Home Office will not be affected. Life of Virginia is not responsible for the validity of an assignment. A Policyowner's rights and the rights of a Beneficiary may be affected by an assignment.


Optional Insurance Benefits

     There are currently no optional insurance benefits offered under the Policy.

Reinsurance

   Life of Virginia intends to reinsure a portion of the risks assumed under the Policies.


                           DISTRIBUTION OF THE POLICY


     The Policies will be sold by individuals who, in addition to being licensed as life insurance agents for Life of Virginia, are also registered representatives of Capital Brokerage Corporation, the principal underwriter of the Policies, or of broker-dealers who have entered into written sales agreements with the principal underwriter. Capital Brokerage Securities Corporation, a Virginia corporation located at 6630 W. Broad St., Richmond, Virginia 23230, is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for other variable life insurance and variable annuity policies issued by Life of Virginia. However, no amounts have been retained by Capital Brokerage Corporation for acting as principal underwriter of the Life of Virginia policies.


     Writing agents of Life of Virginia will receive commissions based on a commission schedule and rules. Commissions depend on the premiums paid. The agent will receive a commission of 2.9% of the initial premium paid and any Additional Premium Payments.

     Agents may also be eligible to receive certain bonuses and allowances, as well as retirement plan credits, based on commissions earned. Field management of Life of Virginia receives compensation which may be in part based on the level of agent commissions in their management units. Broker-dealers and their registered agents will receive first-year and subsequent year commissions equivalent to the total commissions and benefits received by the field management and writing agents of Life of Virginia.


                              FEDERAL TAX MATTERS

    THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.

Tax Status of the Policy

     The Internal Revenue Code of 1986 as amended, (the "Code"), in Section 7702, establishes a statutory definition of life insurance for tax purposes. Life of Virginia believes that the Policy meets the statutory definition of life insurance, which places limitations on the amount of premiums that may be paid. If the specified amount of a Policy is increased or decreased, the applicable premium limitation may change.

     The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") places limits on certain of the policy charges used in determining the maximum amount of premiums that may be paid under section 7702 for Policies entered into on or after October 21, 1988. There is some uncertainty as to the interpretation of these limits. Nonetheless, Life of Virginia believes that the maximum amount of premiums it has determined for the Policies will comply with the requirements of section 7702 as amended by TAMRA. If it is determined that only a lower amount of premiums may be paid for a Policy under TAMRA, Life of Virginia will refund any premiums paid which exceed that lower amount within 60 days after each anniversary of the Policy, and will reflect interest or earnings (which will be includable in income subject to tax) as required by law on the amount refunded.

     The Code (section 817(h)) and regulations promulgated thereunder by the Secretary of the Treasury (the "Treasury") prescribe diversification standards for the investments of Separate Account III which must be met in order for the Policy to be treated as a life insurance policy for federal tax purposes. Separate Account III, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury. Although Life of Virginia does not control the Funds (other than the GE Investments Funds), it has entered into agreements regarding participation in the Funds, which require the Funds to be operated in compliance with the requirements prescribed by the Treasury. Thus, Life of Virginia believes that Separate Account III will be treated as adequately diversified for federal tax purposes.

     In certain circumstances, variable policy owners may be considered the owners, for federal tax purposes, of the assets of the separate account used to support such policies. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owners' gross income annually as earned. The Internal Revenue Service (the "Service") has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has announced, in connection with the issuance of temporary regulations concerning diversification requirements, that those temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulation or published rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets."

     The ownership rights under the Policy are similar to, but different in certain respects from, those present in situations addressed by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this Policy has the choice of more Funds to which to allocate premiums and Cash Values and may be able to reallocate more frequently than in such rulings. These differences could result in a Policyowner being considered, under the standard of those rulings, the owner of the assets of Separate Account III. To ascertain the tax treatment of its Policyowners, Life of Virginia has requested, with regard to this policy, a ruling from the Service that it, and not its Policyowners, is the owner of the assets of Separate Account III for federal income tax purposes. The Service has informed Life of Virginia that it will not rule on the request until issuance of the promised guidance referred to in the preceding paragraph. Life of Virginia has reserved the right to modify its practices to attempt to prevent the Policyowner from being considered the owner of the assets of Separate Account III.

     Frequently, if the Service or the Treasury Department sets forth a new position which is adverse to taxpayers, the position is applied on a prospective basis only. Thus, if the Service or the Treasury Department were to issue regulations or a ruling which treated a Policyowner as the owner of the assets of Separate Account III, that treatment might apply only on a prospective basis. However, if the ruling or regulations were not considered to set forth a new position, a Policyowner might be retroactively determined to be the owner of the assets of Separate Account III.

     The following discussion assumes that the Policy will qualify as a life insurance policy for federal tax purposes.


Tax Treatment of Policy Proceeds

     The Policies should receive the same federal income tax treatment as fixed benefit life insurance. As a result, the Death Benefits payable under the Policy are excludable from the gross income of the Beneficiary under Section 101 of the Code, and the Policyowner is not deemed to be in constructive receipt of the cash values under a Policy until actual surrender. If Proceeds payable upon death of the Insured are paid under optional payment plan 4 (interest income), the interest payments will be includable in the Beneficiary's income. If Proceeds payable on death are applied under optional payment plan 3 and the Beneficiary is at an advanced age at such time, such as age 80 or older, it is possible that payments would be treated in a manner similar to that under plan
4. If Proceeds payable upon death of the Insured are paid under one of the other optional payment plans, the payments will be prorated between amounts attributable to the Death Benefit which will be excludable from the Beneficiary's income and amounts attributable to interest which will be includable in the Beneficiary's income.

     Generally, interest paid on any loans under this Policy will not be tax deductible under the current tax law. In addition, in the case of Policies issued to a non-natural taxpayer, such as a corporation or trust, (or held for the benefit of such an entity), a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a Policy even if no loans are taken under the Policy. An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20-percent owner, or an officer, director, or employee of, a trade or business. Entities that are considering purchasing the Policy, or entities that will be beneficiaries under a Policy, should consult a tax advisor.

     The right to exchange the Policy for a permanent fixed benefit policy (See Addition, Deletion, or Substitution of Investments, and Exchange Privilege.), the right to change owners (See Changing the Owner or Beneficiary.), as well as provision for surrenders, and other changes reducing future death benefits may have tax consequences depending on the circumstances of such exchange, surrender, or change. Upon complete surrender or when maturity benefits are paid, if the amount received plus the Policy Debt exceeds the total premiums paid that are not treated as previously withdrawn by the Policyowner, the excess generally will be treated as ordinary income.

     Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each Policyowner or Beneficiary.


Tax Treatment of Policy Loans and Other Distributions Under Certain Policies

     TAMRA includes the following provisions, which affect the taxation of distributions (other than proceeds paid at the death of the insured) from life insurance contracts:

   l. If premiums are paid more rapidly than the rate defined by a "7-Pay Test," the contract will be classified as a "modified endowment contract."


   2. Any contract received in exchange for a policy classified as a modified endowment contract will be treated as a modified endowment contract regardless of whether it meets the 7-Pay Test.

   3. Loans (including unpaid interest thereon) from a modified endowment contract will be considered distributions.

   4. Distributions (including Partial Withdrawals, loans and loan interest, assignments and pledges) from a modified endowment contract will be taxed first as distributions of income from the contract (to the extent that the cash value of the contract, before reduction by any surrender charge or loan, exceeds the total premiums paid less any previous untaxed withdrawals), and then as non-taxable recovery of premium.

   5. An extra tax of 10% will be imposed on distributions (including surrenders, partial withdrawals, loans and loan interest, assignments and pledges) from a modified endowment contract includable in income, unless such distributions are made (1) after the policyowner attains age 59 1/2,
     (2) because the policyowner has become disabled, or (3) as substantially equal annuity payments over the life or life expectancy of the policyowner (or the joint lives or life expectancies of the policyowner and his or her beneficiary).

     Policies entered into prior to June 21, 1988, will not be classified as modified endowment contracts unless the policyowner makes Additional Premium Payments. Additional Premium Payments made in order to increase the Specified Amount on or after June 21, 1988, may cause the Policy to be classified as a modified endowment contract, and loans and other distributions would be treated as described immediately above. Depending on the circumstances, other Additional Premium Payments may also cause the Policy to be classified as a modified endowment contract. If a Policy is not classified as a modified endowment contract, a loan received under a Policy generally will be treated as indebtedness of the Policyowner, so that no part of any loan under a Policy will constitute income to the Policyowner so long as the Policy remains in force. However, with respect to the portion of any loan that is attributable to cash value in excess of the total premium payments under the Policy, it is possible that the Service could treat the Policyowner as being in receipt of certain amounts of income.

     Policies entered into on or after June 21, 1988, will be classified as modified endowment contracts if cumulative premiums paid exceed the schedule of premiums allowed by the 7-pay test. Additional Premium Payments made in order to increase the Specified Amount also will generally cause the Policy to be classified as a modified endowment contract. For policies classified as modified endowment contracts, loans and other distributions will be treated as described in items 3, 4 and 5 above, and Life of Virginia will withhold and report on that basis for income tax purposes.

     Additionally, all life insurance policies which are treated as modified endowment contracts and which are issued by Life of Virginia or any of its affiliates with the same person designated as the Policyowner within the same calendar year will be aggregated and treated as one policy for purposes of determining any tax on distributions.

     The provisions of TAMRA are complex and are open to considerable variation in interpretation. Policyowners should consult their tax advisors before making any decisions regarding increases in or additions to coverage or distributions from their Policies.


Taxation of the Company

     Because of its current status under the Code, Life of Virginia does not expect to incur any federal income tax liability that would be chargeable to Separate Account III. Based upon this expectation, no charge is being made currently to Separate Account III for federal income taxes. If, however, Life of Virginia determines that such taxes may be incurred, it may assess a charge for those taxes from Separate Account III.

     Life of Virginia may also incur state and local taxes (in addition to premium taxes for which deductions are currently made) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges for such taxes attributable to Separate Account III may be made.


Income Tax Withholding

     Generally, unless the Policyowner provides Life of Virginia a written election to the contrary before a distribution is made, Life of Virginia is required to withhold income taxes from a portion of the money received by the Policyowner upon partial or full surrender of the Policy or if the Policy matures (and, if the Policy is a modified endowment contract, upon a Policy loan). If the Policyowner requests that no taxes be withheld, or if Life of Virginia does not withhold a sufficient amount of taxes, the Policyowner will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. The Policyowner may also be required to pay penalties under the estimated tax rules, if the Policyowner's withholding and estimated tax payments are insufficient. The Policyowner may, therefore, want to consult a tax advisor.


Other Considerations

     The foregoing discussion is general and is not intended as tax advice. Any person concerned about these tax implications should consult a competent tax advisor. This discussion is based on Life of Virginia's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these current laws and interpretations. It should be further understood that the foregoing discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


         LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

     In 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy described in this Prospectus contains guaranteed cost of insurance rates and guaranteed purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.


                                 VOTING RIGHTS

     To the extent required by law, Life of Virginia will vote the Funds' shares held in Separate Account III at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in Separate Account III. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended and as a result, Life of Virginia determines that it is permitted to vote Fund shares in its own right, it may elect to do so.

     The number of votes which each Policyowner has the right to instruct will be determined by dividing a Policy's Cash Value in an Investment Subdivision of Separate Account III by the net asset value per share of the corresponding portfolio in which the Subdivision invests. Fractional shares will be counted. The number of votes which the Policyowner has the right to instruct will be determined as of the date coincident with the date established by a particular Fund for determining shareholders eligible to vote at the meeting of that Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by that Fund.

     Life of Virginia will vote Fund shares held in Separate Account III as to which no timely instructions are received and Fund shares held in Separate Account III that it owns as a consequence of accrued charges under the Policies, in proportion to the voting instructions which are received with respect to all Policies funded through Separate Account III. Each person having a voting interest will receive proxy materials, reports, and other materials relating to the appropriate portfolio.

     Disregard of Voting Instructions. Life of Virginia may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of a Fund or one or more of its portfolios or to approve or disapprove an investment advisory contract for a portfolio of a Fund. In addition, Life of Virginia itself may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policy or the investment advisor of a portfolio of a Fund if Life of Virginia reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or Life of Virginia determined that the change would have an adverse effect on its General Account in that the proposed investment policy for the portfolio may result in overly speculative or unsound investments. In the event Life of Virginia does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to Policyowners.


                      STATE REGULATION OF LIFE OF VIRGINIA

     Life of Virginia, a stock life insurance company organized under the laws of Virginia, is subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. An annual statement is filed with the Virginia Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of Life of Virginia as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines the liabilities and reserves of Life of Virginia and Separate Account III and certifies their adequacy, and a full examination of Life of Virginia's operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia at least once every five years.

     In addition, Life of Virginia is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.


              EXECUTIVE OFFICERS AND DIRECTORS OF LIFE OF VIRGINIA



Name and Position(s)
With Life of Virginia*                               Principal Occupations Last Five Years
--------------------------                           -------------------------------------
 Ronald V. Dolan*,#        Director, Chairman of the Board, Life of Virginia since 1997; President and Chief
                           Executive Officer of First Colony Life Insurance Company since 1992; President, First
                           Colony Corporation since 1985
 Selwyn L. Flournoy,Jr.*   Director, Life of Virginia, since 5/89; Senior Vice President, Life of Virginia, since
                           1980.
 Linda L. Lanam*           Director, Life of Virginia, since 2/93, Senior Vice President since 1997, Vice President and Senior Counsel, Life of Virginia, since 1989; Corporate Secretary for Life of
                           Virginia and for a number of Life of Virginia affiliates, since 1992.
 Robert D. Chinn*          Director, Life of Virginia since 1997, Senior Vice President - Agency, Life of Virginia,
                           since 1/92; Vice President, Life of Virginia, since 1985.
 Elliott Rosenthal         Senior Vice President - Investment Products 1997; Vice President and Senior
                           Investment Actuary 1/95-4/97; Investment Actuary 1/82-2/95
 Victor C. Moses**         Director, Life of Virginia, since April 1, 1996. Director of GNA since April 1994.
                           Senior Vice President, Business Development, and Chief Actuary of GNA since May
                           1993. Senior Vice President and Chief Financial Officer of GNA 1991-1993. Vice
                           President and Chief Actuary of GNA 1983-1991. Senior Vice President, Controller and
                           Treasurer GNA Investors Trust 1992-1993.
 Geoffrey S. Stiff**       Director, Life of Virginia, since April 1, 1996. Director of GNA since April 1994.
                           Senior Vice President, Chief Financial Officer and Treasurer of GNA since May 1993.
                           Vice President, Chief Financial Officer and Director of Employers Reinsurance
                           Corporation 1987-1993. Senior Vice President, Controller and Treasurer of GNA
                           Investors Trust since 1993.

---------
* Messrs. Dolan, Flournoy, Chinn, and Ms. Lanam are members of the Executive Committee of the Board of Directors of Life of Virginia.

     The principal business address of each person listed, unless otherwise indicated, is The Life Insurance Company of Virginia, 6610 W. Broad Street, Richmond, VA 23230.

# The principal business address for Mr. Dolan is First Colony Life Insurance Company 700 Main Street, Post Office 1280, Lynchburg, VA 24505-1280

** The principal business address for Mr. Moses and Mr. Stiff is GNA Corporation, Two Union Square, 601 Union Street, Seattle, WA 98101.


                                 LEGAL MATTERS

     Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws applicable to the issue and sale of the variable life insurance Policy described in this Prospectus. All matters of Virginia law pertaining to the Policy, including the validity of the Policy and Life of Virginia's right to issue the Policies under Virginia insurance law, have been passed upon by J. Neil McMurdie, Assistant Vice President and Associate Counsel.


                               LEGAL PROCEEDINGS

     Life of Virginia, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Life of Virginia believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account III.


                             YEAR 2000 COMPLIANCE

     Like other financial services providers, Life of Virginia utilizes computer systems that may be affected by Year 2000 date data processing issues and it also relies on services providers, including banks, custodians, administrators, and investment managers that also may be affected. Life of Virginia is engaged in a process to evaluate and develop plans to have its computer systems and critical applications ready to process Year 2000 date data. It is also confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. Remedial actions include inventorying the company's computer systems, applications and interfaces, assessing the impact of the Year 2000 date data on them, developing a range of solutions specific to particular situations and implementing appropriate solutions. Some systems, applications and interfaces will be replaced or upgraded to new software or new releases of existing software which are Year 2000 ready. Others will be modified as necessary to become ready. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Life of Virginia and Account III. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 readiness implementation. Life of Virginia's target dates for completion of these activities depend upon the particular situation. The Company's goal is to be substantially Year 2000 ready for critical applications by mid-1999, but there can be no assurance that Life of Virginia will be successful in meeting its goal, or that interaction with other service providers will not impair Life of Virginia's services at that time.


                                    EXPERTS

KPMG Peat Marwick LLP

     The consolidated balance sheets of The Life Insurance Company of Virginia and subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholders' equity and cash flows for the year ended December 31, 1997, nine month period ended December 31, 1996 and the preacquisition three month period ended March 31, 1996, and the statement of assets and liabilities of Life of Virginia Separate Account III as of December 31, 1997 and the related statements of operations and changes in net assets for each of the two years or lesser periods then ended have been included herein and in the registration statement in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein and upon the authority of such firm as experts in accounting and auditing.

     The report of KPMG Peat Marwick LLP with respect to the consolidated financial statements of The Life Insurance Company of Virginia and subsidiary contains an explanatory paragraph that states effective April 1, 1996, General Electric Capital Corporation acquired all of the outstanding stock of The Life Insurance Company of Virginia in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.


Ernst & Young LLP.

     The consolidated statements of income, stockholder's equity and cash flows of The Life Insurance Company of Virginia and subsidiaries for the year ended December 31, 1995 and the statements of operations and changes in net assets of Life of Virginia Separate Account III for the year or period ended December 31, 1995, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                              CHANGE IN AUDITORS

     Subsequent to the acquisition of us by GNA Corporation on April 1, 1996, we selected KPMG Peat Marwick LLP to be our auditor. Accordingly, our principal auditor has changed for the year ending December 31, 1996, from Ernst & Young LLP, to KPMG Peat Marwick LLP. The former auditors were dismissed and KPMG Peat Marwick LLP was retained because KPMG Peat Marwick LLP is the auditor for GE Capital, the indirect parent of GNA Corporation. This change was approved by the members of our Board of Directors.

     Neither KPMG Peat Marwick LLP's nor Ernst & Young LLP's reports on the financial statements contain any adverse opinion or a disclaimer of opinion, or were qualified or modified as to uncertainty or audit scope. Furthermore, there were no disagreements with either on any matter of accounting principle or practice, financial statement disclosure or auditing scope or procedure which would have caused them to make reference to the subject matter of the disagreement in connection with their reports.


                            ADDITIONAL INFORMATION

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and the amendments and exhibits to the Registration Statement, to all of which reference is made for further information concerning Separate Account III, Life of Virginia and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.


                             FINANCIAL STATEMENTS

     The consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries included herein should be distinguished from the financial statements of Separate Account III and should be considered only as bearing on the ability of Life of Virginia to meet its obligations under the Policy. Such consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries should not be considered as bearing on the investment performance of the assets held in Separate Account III.

                                                                     Appendix A









                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                      STATEMENTS OF ASSETS AND LIABILITIES


                          Year ended December 31, 1997
                  (With Independent Auditors' Report Thereon)

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                               TABLE OF CONTENTS


                          Year ended December 31, 1997



                                                    Page
                                                   -----
Independent Auditors' Report ...................    A-3
Financial Statements:
 Statements of Assets and Liabilities ..........    A-5
 Statements of Operations ......................    A-12
 Statements of Changes in Net Assets ...........    A-25
 Notes to Financial Statements .................    A-46

                         Report of Independent Auditors

Policyholders
Life of Virginia Separate Account III and Board of Directors
The Life Insurance Company of Virginia

     We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account III (the Account) (comprising the GE Investments Funds, Inc. -- S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity and Income Funds; the Oppenheimer Variable Account Funds -- Bond, Capital Appreciation, Growth, High Income and Multiple Strategies Funds; the Variable Insurance Products Fund -- Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II -- Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III -- Growth & Income and Growth Opportunities Portfolios; the Federated Investors Insurance Series -- American Leaders, High Income Bond and Utility Funds II; the Alger American -- Small Cap and Growth Portfolios; the PBHG Insurance Series Fund -- PBHG Large Cap Growth and Growth II Portfolios; and the Janus Aspen Series -- Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios) as of December 31, 1997 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc. -- Government Securities Fund; Oppenheimer Variable Account Funds -- Money Fund; Variable Insurance Products Fund -- Money Market and High Income Portfolios; and Neuberger & Berman Advisers Management Trust -- Balanced, Bond and Growth Portfolios of Life of Virginia Separate Account III for each of the two years or lesser periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets of Life of Virginia Separate Account III for the year or period ended December 31, 1995, were audited by other auditors, whose report thereon dated February 8, 1996 expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the 1997 and 1996 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account III as of December 31, 1997 and the results of their operations and changes in their net assets for each of the two years or lesser periods then ended in conformity with generally accepted accounting principles.



                                        KPMG Peat Marwick LLP



Richmond, Virginia
February 13, 1998

                        REPORT OF INDEPENDENT AUDITORS

Policyholders
Life of Virginia Separate Account III and Board of Directors
The Life Insurance Company of Virginia

     We have audited the accompanying statements of operations and changes in net assets for the year ended December 31, 1995 for the Life of Virginia Series Fund, Inc. Common Stock Index, Government Securities, Money Market and Total Return portfolios, the Oppenheimer Variable Account Funds portfolios, the Variable Insurance Products Fund portfolios, the Variable Insurance Products Fund II Asset Manager portfolio, the Advisers Management Trust portfolios, the Janus Aspen Aggressive Growth, Growth, and Worldwide Growth portfolios, and for the period from June 30, 1995 (date of inception) to December 31, 1995 for the Life of Virginia Series Fund, Inc. International Equity portfolio, for the period from December 6, 1995 (date of inception) to December 31, 1995 for the Life of Virginia Series Fund, Inc. Real Estate Securities portfolio, for the period from January 16, 1995 (date of inception) to December 31, 1995 for the Variable Insurance Products Fund II Contrafund portfolio for the period from February 7, 1995 (date of inception) to December 31, 1995 for the Insurance Management Series Corporate Bond and Utility portfolios, for the period from October 27, 1995 (date of inception) to December 31, 1995 for the Janus Aspen Balanced portfolio, for the period from November 1, 1995 (date of inception) to December 31, 1995 for the Janus Aspen Flexible Income portfolio, for the period from October 6, 1995 (date of inception) to December 31, 1995 for the Alger American Small Cap portfolio and for the period from November 2, 1995 (date of inception) to December 31, 1995 for the Alger American Growth portfolio. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets for the periods described in the first paragraph of each of the respective portfolios constituting Life of Virginia Separate Account III, in conformity with generally accepted accounting principles.


                                    ERNST & YOUNG LLP

Richmond, Virginia
February 8, 1996

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                      STATEMENTS OF ASSETS AND LIABILITIES


                               December 31, 1997




                                                               GE Investments Funds, Inc.
                                                            (formerly Life of Virginia Series
                                                                      Fund, Inc.)
                                                            --------------------------------
                                                                                  Money
                                                                 S&P 500          Market
                                                               Index Fund          Fund
                                                            ---------------- ---------------
ASSETS
Investment in GE Investments Funds, Inc., at fair
 value (note 2):
   S&P 500 Index Fund (166,350 shares;
    cost -- $3,234,024) ................................... $ 3,198,902             --
   Money Market Fund (11,872,653 shares;
    cost -- $11,874,757) ..................................         --       11,872,653
   Total Return Fund (126,372 shares;
    cost -- $1,789,876) ...................................         --              --
   International Equity Fund (25,601 shares;
    cost -- $305,010) .....................................         --              --
   Real Estate Securities Fund (70,455 shares;
    cost -- $1,144,713) ...................................         --              --
Receivable from affiliate .................................       3,956             --
Receivable for units sold .................................         498             --
                                                            -----------      ----------
TOTAL ASSETS .............................................. $ 3,203,356      11,872,653
                                                            ===========      ==========


LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ................................................. $     2,217         606,806
Payable for units withdrawn ...............................          --          11,523
                                                            -----------      ----------
TOTAL LIABILITIES .........................................       2,217         618,329
                                                            ===========      ==========
Net assets attributable to variable life policyholders      $ 3,201,139      11,254,324
                                                            ===========      ==========
Outstanding units .........................................      93,601         747,796
                                                            ===========      ==========
Net asset value per unit .................................. $     34.20           15.05
                                                            ===========      ==========



                                                                     GE Investments Funds, Inc.
                                                            (formerly Life of Virginia Series Fund, Inc.)
                                                            ---------------------------------------------
                                                                 Total      International    Real Estate
                                                                Return          Equity       Securities
                                                                 Fund            Fund           Fund
                                                            -------------- --------------- --------------
ASSETS
Investment in GE Investments Funds, Inc., at fair
 value (note 2):
   S&P 500 Index Fund (166,350 shares;
    cost -- $3,234,024) ...................................           --            --               --
   Money Market Fund (11,872,653 shares;
    cost -- $11,874,757) ..................................           --            --               --
   Total Return Fund (126,372 shares;
    cost -- $1,789,876) ...................................    1,669,370            --               --
   International Equity Fund (25,601 shares;
    cost -- $305,010) .....................................           --       273,419               --
   Real Estate Securities Fund (70,455 shares;
    cost -- $1,144,713) ...................................           --            --        1,076,552
Receivable from affiliate .................................           46            --               --
Receivable for units sold .................................          250            --               --
                                                               ---------       -------        ---------
TOTAL ASSETS ..............................................    1,669,666       273,419        1,076,552
                                                               =========       =======        =========
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) .................................................        1,042        16,178            6,225
Payable for units withdrawn ...............................           --            --               --
                                                               ---------       -------        ---------
TOTAL LIABILITIES .........................................        1,042        16,178            6,225
                                                               =========       =======        =========
Net assets attributable to variable life policyholders         1,668,624       257,241        1,070,327
                                                               =========       =======        =========
Outstanding units .........................................       64,351        20,612           58,202
                                                               =========       =======        =========
Net asset value per unit ..................................        25.93         12.48            18.39
                                                               ==========      ========       ==========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                             GE Investments Funds, Inc.
                                                                    (formerly Life of Virginia Series Fund, Inc.)
                                                                                    (continued)
                                                                    --------------------------------------------
                                                                       Global          Value
                                                                       Income         Equity          Income
                                                                        Fund           Fund            Fund
                                                                    ------------   ------------   --------------
ASSETS
Investment in GE Investments Funds, Inc., at fair value (note 2):
 Global Income Fund (1,392 shares; cost -- $14,378)..............   $13,709                --               --
 Value Equity Fund (19,186 shares; cost -- $249,548).............       --            251,525               --
 Income Fund (105,855 shares; cost -- $1,280,455) ...............       --                 --        1,281,909
Receivable from affiliate .......................................       --                358               --
Receivable for units sold .......................................       --                 --               --
                                                                    -------           -------        ---------
TOTAL ASSETS ....................................................   $13,709           251,883        1,281,909
                                                                    =======           =======        =========
LIABILITIES
Accrued expenses payable to affiliate (note 3) ..................   $   10                177           61,452
Payable for units withdrawn .....................................       --                 --              260
                                                                    -------           -------        ---------
TOTAL LIABILITIES ...............................................       10                177           61,712
                                                                    =======           =======        =========
Net assets attributable to variable life policyholders ..........   $13,699           251,706        1,220,197
                                                                    =======           =======        =========
Outstanding units ...............................................     1,336            19,156          121,898
                                                                    =======           =======        =========
Net asset value per unit ........................................   $ 10.25             13.14            10.01
                                                                    =======           ========       ==========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                          Oppenheimer Variable Account
                                                                      Funds
                                                         -------------------------------
                                                                              Capital
                                                               Bond        Appreciation
                                                               Fund            Fund
                                                         ---------------- --------------
ASSETS
Investment in Oppenheimer Variable Account
 Funds, at fair value (note 2):
   Bond Fund (295,692 shares;
    cost -- $3,477,793).................................   $  3,521,693             --
   Capital Appreciation Fund (166,976 shares;
    cost -- $5,835,273).................................             --      6,839,322
   Growth Fund (119,872 shares;
    cost -- $3,232,519) ................................             --             --
   High Income Fund (579,437 shares;
    cost -- $6,650,297) ................................             --             --
   Multiple Strategies Fund (188,461 shares;
    cost -- $2,701,408) ................................             --             --
Receivable from affiliate ..............................          6,297         10,218
Receivable for units sold ..............................          2,415             19
                                                           ------------      ---------
TOTAL ASSETS ...........................................   $  3,530,405      6,849,559
                                                           ============      =========
LIABILITIES
Accrued expenses payable to affiliate (note 3) .........   $      2,509          4,834
Payable for units withdrawn ............................             --             --
                                                           ------------      ---------
TOTAL LIABILITIES ......................................          2,509          4,834
                                                           ============      =========
Net assets attributable to variable life policyholders     $  3,527,896      6,844,725
                                                           ============      =========
Outstanding units ......................................        160,651        205,918
                                                           ============      =========
Net asset value per unit ...............................   $      21.96          33.24
                                                           ============      ==========



                                                              Oppenheimer Variable Account Funds
                                                         --------------------------------------------
                                                                             High         Multiple
                                                             Growth         Income       Strategies
                                                              Fund           Fund           Fund
                                                         -------------- -------------- --------------
ASSETS
Investment in Oppenheimer Variable Account
 Funds, at fair value (note 2):
   Bond Fund (295,692 shares;
    cost -- $3,477,793).................................           --             --             --
   Capital Appreciation Fund (166,976 shares;
    cost -- $5,835,273).................................           --             --             --
   Growth Fund (119,872 shares;
    cost -- $3,232,519) ................................    3,888,638             --             --
   High Income Fund (579,437 shares;
    cost -- $6,650,297) ................................           --      6,675,119             --
   Multiple Strategies Fund (188,461 shares;
    cost -- $2,701,408) ................................           --             --      3,205,723
Receivable from affiliate ..............................       10,665          7,311          7,339
Receivable for units sold ..............................           --             --            250
                                                            ---------      ---------      ---------
TOTAL ASSETS ...........................................    3,899,303      6,682,430      3,213,312
                                                            =========      =========      =========
LIABILITIES
Accrued expenses payable to affiliate (note 3) .........        2,781          4,709          2,287
Payable for units withdrawn ............................           --             --             --
                                                            ---------      ---------      ---------
TOTAL LIABILITIES ......................................        2,781          4,709          2,287
                                                            =========      =========      =========
Net assets attributable to variable life policyholders      3,896,522      6,677,721      3,211,025
                                                            =========      =========      =========
Outstanding units ......................................      127,881        207,125        123,075
                                                            =========      =========      =========
Net asset value per unit ...............................        30.47          32.24          26.09
                                                            ==========     ==========     ==========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                                      Variable Insurance Products Fund
                                                                            ----------------------------------------------------
                                                                                 Equity-
                                                                                  Income             Growth          Overseas
                                                                                Portfolio          Portfolio         Portfolio
ASSETS                                                                      -----------------   ---------------   --------------
Investment in Variable Insurance Products Fund, at fair value (note 2):
 Equity-Income Portfolio (653,078 shares; cost -- $12,703,478) ..........     $  15,856,739                --               --
 Growth Portfolio (279,070 shares; cost -- $9,356,526) ..................                --        10,353,485               --
 Overseas Portfolio (238,791 shares; cost -- $4,674,883) ................                --                --        4,584,789
Receivable from affiliate ...............................................           184,301            49,128               --
Receivable for units sold ...............................................               103                --               --
                                                                              -------------        ----------        ---------
TOTAL ASSETS ............................................................     $  16,041,143        10,402,613        4,584,789
                                                                              =============        ==========        =========
LIABILITIES
Accrued expenses payable to affiliate (note 3) ..........................     $      11,464             7,760           22,217
Payable for units withdrawn .............................................                --             2,301               --
                                                                              -------------        ----------        ---------
TOTAL LIABILITIES .......................................................            11,464            10,061           22,217
                                                                              =============        ==========        =========
Net assets attributable to variable life policyholders ..................     $  16,029,679        10,392,552        4,562,572
                                                                              =============        ==========        =========
Outstanding units .......................................................           489,456           310,040          243,467
                                                                              =============        ==========        =========
Net asset value per unit ................................................     $       32.75             33.52            18.74
                                                                              =============        ===========       ==========


                                                                       Variable Insurance            Variable Insurance
                                                                        Products Fund II             Products Fund III
                                                                 ------------------------------- --------------------------
                                                                       Asset                       Growth &      Growth
                                                                      Manager       Contrafund      Income    Opportunities
                                                                     Portfolio       Portfolio    Portfolio     Portfolio
ASSETS                                                           ---------------- -------------- ----------- --------------
Investment in Variable Insurance Products Fund II, at fair
 value (note 2):
   Asset Manager Portfolio (532,712 shares;
    cost -- $7,829,920) ........................................   $  9,594,141             --          --            --
   Contrafund Portfolio (388,534 shares;
    cost -- $6,383,696) ........................................             --      7,747,364          --            --
Investment in Variable Insurance Products Fund III, at fair
 value (note 2):
   Growth & Income Portfolio (32,799 shares;
    cost -- $399,654) ..........................................             --             --     410,968            --
   Growth Opportunities Portfolio (18,252 shares;
    cost -- $312,482) ..........................................             --             --          --       351,717
Receivable from affiliate ......................................             --        102,245          --            --
Receivable for units sold ......................................             --          5,811          --            --
                                                                   ------------      ---------     -------       -------
TOTAL ASSETS ...................................................   $  9,594,141      7,855,420     410,968       351,717
                                                                   ============      =========     =======       =======
LIABILITIES
Accrued expenses payable to affiliate (note 3) .................   $     17,812          5,617         523           270
Payable for units withdrawn ....................................            196             --          --            --
                                                                   ------------      ---------     -------       -------
TOTAL LIABILITIES ..............................................         18,008          5,617         523           270
                                                                   ============      =========     =======       =======
Net assets attributable to variable life policyholders .........   $  9,576,133      7,849,803     410,445       351,447
                                                                   ============      =========     =======       =======
Outstanding units ..............................................        395,218        385,172      33,181        28,619
                                                                   ============      =========     =======       =======
Net asset value per unit .......................................   $      24.23          20.38       12.37         12.28
                                                                   ============      ==========    ========      ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                   Federated Investors
                                                    Insurance Series
                                        -----------------------------------------
                                           American     High Income
                                            Leaders         Bond        Utility
                                            Fund II       Fund II       Fund II
ASSETS                                  -------------- ------------- ------------
Investment in Federated Investors
 Insurance Series, at fair value
 (note 2):
   American Leaders Fund II
    (26,307 shares;
    cost -- $460,397) .................   $  516,400            --           --
   High Income Bond Fund II
    (204,140 shares; cost --
    $2,150,785) .......................           --     2,235,337
   Utility Fund II (27,389 shares;
    cost -- $323,552) .................           --            --      391,392
Investment in Alger American, at
 fair value (note 2):
   Small Cap Portfolio (33,219
    shares; cost -- $1,489,796) .......           --            --           --
   Growth Portfolio (40,804
    shares; cost -- $1,519,356) .......           --            --           --
Investment in PBHG Insurance
 Series Fund, at fair value
 (note 2):
   PBHG Large Cap Growth
    Portfolio (2,696 shares;
    cost -- $31,213) ..................           --            --           --
   PBHG Growth II Portfolio
    (8,450 shares;
    cost -- $91,682) ..................           --            --           --
Receivable from affiliate .............        1,079             1        2,220
Receivable for units sold .............          648            --           --
                                          ----------     ---------      -------
TOTAL ASSETS ..........................   $  518,127     2,235,338      393,612
                                          ==========     =========      =======
LIABILITIES
Accrued expenses payable to
 affiliate (note 3) ...................   $      367         1,586          272
Payable for units withdrawn ...........           --           138           --
                                          ----------     ---------      -------
TOTAL LIABILITIES .....................          367         1,724          272
                                          ==========     =========      =======
Net assets attributable to variable
 life policyholders ...................   $  517,760     2,233,614      393,340
                                          ==========     =========      =======
Outstanding units .....................       35,856       148,413       23,413
                                          ==========     =========      =======
Net asset value per unit ..............   $    14.44         15.05        16.80
                                          ==========     ==========     ========




                                                                               PBHG
                                                                            Insurance
                                               Alger American              Series Fund
                                        ----------------------------- ----------------------
                                                                          PBHG
                                             Small                     Large Cap     PBHG
                                              Cap          Growth        Growth    Growth II
                                           Portfolio      Portfolio    Portfolio   Portfolio
ASSETS                                  -------------- -------------- ----------- ----------
Investment in Federated Investors
 Insurance Series, at fair value
 (note 2):
   American Leaders Fund II
    (26,307 shares;
    cost -- $460,397) .................           --             --          --         --
   High Income Bond Fund II
    (204,140 shares; cost --
    $2,150,785) .......................
   Utility Fund II (27,389 shares;
    cost -- $323,552) .................           --             --          --         --
Investment in Alger American, at
 fair value (note 2):
   Small Cap Portfolio (33,219
    shares; cost -- $1,489,796) .......    1,453,328             --          --         --
   Growth Portfolio (40,804
    shares; cost -- $1,519,356) .......           --      1,744,760          --         --
Investment in PBHG Insurance
 Series Fund, at fair value
 (note 2):
   PBHG Large Cap Growth
    Portfolio (2,696 shares;
    cost -- $31,213) ..................           --             --      31,869         --
   PBHG Growth II Portfolio
    (8,450 shares;
    cost -- $91,682) ..................           --             --          --     90,836
Receivable from affiliate .............        5,039         13,014           8      1,335
Receivable for units sold .............        2,844            205          --         --
                                           ---------      ---------      ------     ------
TOTAL ASSETS ..........................    1,461,211      1,757,979      31,877     92,171
                                           =========      =========      ======     ======
LIABILITIES
Accrued expenses payable to
 affiliate (note 3) ...................        1,054          1,203          23         65
Payable for units withdrawn ...........           --             --          --         --
                                           ---------      ---------      ------     ------
TOTAL LIABILITIES .....................        1,054          1,203          23         65
                                           =========      =========      ======     ======
Net assets attributable to variable
 life policyholders ...................    1,460,157      1,756,776      31,854     92,106
                                           =========      =========      ======     ======
Outstanding units .....................      137,751        131,397       2,718      8,640
                                           =========      =========      ======     ======
Net asset value per unit ..............         10.60          13.37       11.72      10.66
                                           ==========     ==========     =======    =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                                      Janus Aspen Series
                                                                 -------------------------------------------------------------
                                                                    Aggressive                      Worldwide
                                                                      Growth          Growth         Growth        Balanced
                                                                     Portfolio       Portfolio      Portfolio      Portfolio
ASSETS                                                           ---------------- -------------- -------------- --------------
Investment in Janus Aspen Series, at fair value (note 2):
 Aggressive Growth Portfolio (129,799 shares;
   cost -- $2,557,497) .........................................   $  2,667,374             --             --             --
 Growth Portfolio (248,877 shares;
   cost -- $3,896,519) .........................................             --      4,599,246             --             --
 Worldwide Growth Portfolio (350,595 shares;
   cost -- $6,833,877) .........................................             --             --      8,200,412             --
 Balanced Portfolio (200,937 shares;
   cost -- $3,297,524) .........................................             --             --             --      3,510,378
Receivable from affiliate ......................................        123,091          8,199         31,385            226
Receivable for units sold ......................................             19             --            435         37,330
                                                                   ------------      ---------      ---------      ---------
TOTAL ASSETS ...................................................   $  2,790,484      4,607,445      8,232,232      3,547,934
                                                                   ============      =========      =========      =========
LIABILITIES
Accrued expenses payable to affiliate (note 3) .................   $      2,012          3,239          5,842          2,416
                                                                   ------------      ---------      ---------      ---------
TOTAL LIABILITIES ..............................................          2,012          3,239          5,842          2,416
                                                                   ============      =========      =========      =========
Net assets attributable to variable life policyholders .........   $  2,788,472      4,604,206      8,226,390      3,545,518
                                                                   ============      =========      =========      =========
Outstanding units ..............................................        164,512        259,831        440,385        241,520
                                                                   ============      =========      =========      =========
Net asset value per unit .......................................   $      16.95          17.72          18.68          14.68
                                                                   ============      ==========     ==========     ==========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                            Janus Aspen Series (continued)
                                                                   ------------------------------------------------
                                                                      Flexible       International       Capital
                                                                       Income            Growth        Appreciation
                                                                      Portfolio        Portfolio        Portfolio
ASSETS                                                             --------------   ---------------   -------------
Investment in Janus Aspen Series, at fair value (note 2):
 Flexible Income Portfolio (14,658 shares;
   cost -- $167,567) ...........................................     $  172,668               --              --
 International Growth Portfolio (95,980 shares;
   cost -- $1,710,371) .........................................             --        1,773,714              --
 Capital Appreciation Portfolio (948 shares;
   cost -- $12,540) ............................................             --               --          11,958
Receivable from affiliate ......................................             --           12,521              --
Receivable for units sold ......................................             --            2,844              --
                                                                     ----------        ---------          ------
TOTAL ASSETS ...................................................     $  172,668        1,789,079          11,958
                                                                     ==========        =========          ======
LIABILITIES
Accrued expenses payable to affiliate (note 3) .................     $      664            1,261              33
                                                                     ----------        ---------          ------
TOTAL LIABILITIES ..............................................            664            1,261              33
                                                                     ==========        =========          ======
Net assets attributable to variable life policyholders .........     $  172,004        1,787,818          11,925
                                                                     ==========        =========          ======
Outstanding units ..............................................         13,793          130,880             950
                                                                     ==========        =========          ======
Net asset value per unit .......................................     $    12.47            13.66           12.55
                                                                     ==========        ==========         =======

                See accompanying notes to financial statements.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                           STATEMENTS OF OPERATIONS

                                                                 GE Investments Funds, Inc.
                                                              (formerly Life of Virginia Series
                                                                         Fund, Inc.)
                                                             -----------------------------------
                                                                        S&P 500 Index
                                                                            Fund
                                                             -----------------------------------
                                                                   Year ended December 31,
                                                                 1997         1996        1995
                                                             ----------- ------------- ---------
Investment income:
 Income -- Dividends .......................................  $  83,460      652,254     16,395
 Expenses -- Mortality and expense risk charges and
   administrative expenses (note 3) ........................     30,270       15,181      5,726
                                                              ---------      -------     ------
Net investment income (expense) ............................     53,190      637,073     10,669
                                                              ---------      -------     ------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ..................................    125,533       70,710      5,027
 Unrealized appreciation (depreciation) on investments .....    337,547     (460,582)   109,436
                                                              ---------     --------    -------
Net realized and unrealized gain (loss) on investments .....    463,080     (389,872)   114,463
                                                              ---------     --------    -------
Increase in net assets from operations .....................  $ 516,270      247,201    125,132
                                                              =========     ========    =======



                                                                 GE Investments Funds, Inc.
                                                             (formerly Life of Virginia Series
                                                                         Fund, Inc.)
                                                             ----------------------------------
                                                                   Government Securities
                                                                            Fund
                                                             ----------------------------------
                                                                  Year ended December 31,
                                                                 1997        1996        1995
                                                             ----------- ------------ ---------
Investment income:
 Income -- Dividends .......................................        --       77,670     47,230
 Expenses -- Mortality and expense risk charges and
   administrative expenses (note 3) ........................     9,821       10,265     11,615
                                                                 -----       ------     ------
Net investment income (expense) ............................    (9,821)      67,405     35,615
                                                                ------       ------     ------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ..................................     2,596        4,093     12,380
 Unrealized appreciation (depreciation) on investments .....    46,607      (68,909)    79,507
                                                                ------      -------     ------
Net realized and unrealized gain (loss) on investments .....    49,203      (64,816)    91,887
                                                                ------      -------     ------
Increase in net assets from operations .....................    39,382        2,589    127,502
                                                                ======      =======    =======


                                                                   GE Investments Funds, Inc.
                                                            (formerly Life of Virginia Series Fund,
                                                                       Inc.) (continued)
                                                            ----------------------------------------
                                                                          Money Market
                                                                              Fund
                                                            ----------------------------------------
                                                                    Year ended December 31,
                                                                 1997         1996          1995
                                                            ------------- ------------ -------------
Investment income:
 Income -- Dividends ......................................  $   524,091     500,346       259,698
 Expenses -- Mortality and expense risk charge and
   administrative expenses (note 3) .......................      134,484     131,290        60,222
                                                             -----------     -------       -------
Net investment income (expense) ...........................      389,607     369,056       199,476
                                                             -----------     -------       -------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) .................................     (256,503)    137,112       128,436
 Unrealized appreciation (depreciation) on
   investments ............................................      287,655     (89,338)     (122,638)
                                                             -----------     -------      --------
Net realized and unrealized gain (loss) on investments            31,152      47,774         5,798
                                                             -----------     -------      --------
Increase in net assets from operations ....................  $   420,759     416,830       205,274
                                                             ===========     =======      ========



                                                               GE Investments Funds, Inc.
                                                            (formerly Life of Virginia Series
                                                                       Fund, Inc.)
                                                                       (continued)
                                                            ---------------------------------
                                                                      Total Return
                                                                          Fund
                                                            ---------------------------------
                                                                 Year ended December 31,
                                                               1997        1996        1995
                                                            --------- ------------- ---------
Investment income:
 Income -- Dividends ......................................  228,688      387,179     78,232
 Expenses -- Mortality and expense risk charge and
   administrative expenses (note 3) .......................   20,274       16,395     11,743
                                                             -------      -------     ------
Net investment income (expense) ...........................  208,414      370,784     66,489
                                                             -------      -------     ------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) .................................    1,710       37,094     10,068
 Unrealized appreciation (depreciation) on
   investments ............................................   26,729     (292,293)   134,624
                                                             -------     --------    -------
Net realized and unrealized gain (loss) on investments        28,439     (255,199)   144,692
                                                             -------     --------    -------
Increase in net assets from operations ....................  236,853      115,585    211,181
                                                             =======     ========    =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                        GE Investments Funds, Inc.
                                                        (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                        ----------------------------------------------------------
                                                                              International
                                                                               Equity Fund
                                                        ----------------------------------------------------------
                                                                                                    Period from
                                                             Year ended          Year ended      June 30, 1995 to
                                                         December 31, 1997   December 31, 1996   December 31, 1995
                                                        ------------------- ------------------- ------------------
Investment income:
 Income -- Dividends ..................................      $ 86,245              46,694              3,880
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) ...............        11,206               5,198                737
                                                             --------              ------              -----
Net investment income .................................        75,039              41,496              3,143
                                                             --------              ------              -----
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) .............................       146,386              19,981                 44
 Unrealized appreciation (depreciation) on investments         (6,150)            (29,424)             3,983
                                                             --------             -------              -----
Net realized and unrealized gain (loss) on investments        140,236              (9,443)             4,027
                                                             --------             -------              -----
Increase (decrease) in net assets from operations .....      $215,275              32,053              7,170
                                                             ========             =======              =====


                                                                          GE Investments Funds, Inc.
                                                          (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                         ------------------------------------------------------------
                                                                                 Real Estate
                                                                               Securities Fund
                                                         ------------------------------------------------------------
                                                                                                      Period from
                                                              Year ended          Year Ended      December 6, 1995 to
                                                          December 31, 1997   December 31, 1996    December 31, 1995
                                                         ------------------- ------------------- --------------------
Investment income:
 Income -- Dividends ...................................      $ 111,357             14,330               22
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) ................         10,398              1,294               --
                                                              ---------             ------
Net investment income ..................................        100,959             13,036               22
                                                              ---------             ------               --
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ..............................        142,744              3,590               --
 Unrealized appreciation (depreciation) on investments .        (97,672)            29,513               (2)
                                                               ---------            ------              -----
Net realized and unrealized gain (loss) on investments .         45,072             33,103               (2)
                                                              ---------             ------              -----
Increase (decrease) in net assets from operations ......      $ 146,031             46,139               20
                                                              =========             ======              ====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                                 GE Investments Funds, Inc.
                                                                  (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                                 -----------------------------------------------------------
                                                                     Global Income        Value Equity          Income
                                                                         Fund                 Fund               Fund
                                                                 -------------------- ------------------- ------------------
                                                                      Period from         Period from         Period from
                                                                  September 15, 1997     June 17, 1997     December 12, 1997
                                                                          to                   to                 to
                                                                   December 31, 1997   December 31, 1997   December 31, 1997
                                                                 -------------------- ------------------- ------------------
Investment income:
 Income -- Dividends ...........................................        $  684               2,631               3,329
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) ........................            19                 710                 733
                                                                        ------               -----               -----
Net investment income ..........................................           665               1,921               2,596
                                                                        ------               -----               -----
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ......................................            --                 208              (2,508)
 Unrealized appreciation (depreciation) on investments .........          (669)              1,977               1,454
                                                                        ------               -----              ------
Net realized and unrealized gain (loss) on investments .........          (669)              2,185              (1,054)
                                                                        ------               -----              ------
Increase (decrease) in net assets from operations ..............        $   (4)              4,106               1,542
                                                                        ======               =====              ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                   Oppenheimer Variable Account Funds
                                                                   ----------------------------------
                                                                              Money Fund
                                                                   ---------------------------------
                                                                        Year ended December 31,
                                                                      1997        1996        1995
                                                                   ----------   --------   ---------
Investment income:
 Income -- Dividends ...........................................    $ 7,779      12,118     20,916
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) ........................      1,958       2,973      4,563
                                                                    -------      ------     ------
Net investment income (expense) ................................      5,821       9,145     16,353
                                                                    -------      ------     ------
Net realized and unrealized gain (loss) on investments:
 Net realized gain .............................................         --          --         --
 Unrealized appreciation (depreciation) on investments .........         --          --         --
Net realized and unrealized gain (loss) on investments                   --          --         --
Increase in net assets from operations .........................    $ 5,821       9,145     16,353
                                                                    =======      ======     ======


                                                                     Oppenheimer Variable Account Funds
                                                                                 (continued)
                                                                   ---------------------------------------
                                                                                  Bond Fund
                                                                   ---------------------------------------
                                                                           Year ended December 31,
                                                                       1997           1996          1995
                                                                   ------------   ------------   ---------
Investment income:
 Income -- Dividends ...........................................    $ 128,635        106,583       89,363
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) ........................       21,914         22,427       21,561
                                                                    ---------        -------       ------
Net investment income (expense) ................................      106,721         84,156       67,802
                                                                    ---------        -------       ------
Net realized and unrealized gain (loss) on investments:
 Net realized gain .............................................       11,410         31,061       16,138
 Unrealized appreciation (depreciation) on investments .........       14,947        (44,892)     167,799
                                                                    ---------        -------      -------
Net realized and unrealized gain (loss) on investments .........       26,357        (13,831)     183,937
                                                                    ---------        -------      -------
Increase in net assets from operations .........................    $ 133,078         70,325      251,739
                                                                    =========        =======      =======


                                                                     Oppenheimer Variable Account Funds
                                                                                (continued)
                                                                   --------------------------------------
                                                                         Capital Appreciation Fund
                                                                   --------------------------------------
                                                                          Year ended December 31,
                                                                       1997         1996         1995
                                                                   -----------   ---------   ------------
Investment income:
 Income -- Dividends ...........................................    $271,809      216,310         9,020
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) ........................      80,784       58,271        29,001
                                                                    --------      -------        ------
Net investment income (expense) ................................     191,025      158,039       (19,981)
Net realized and unrealized gain (loss) on investments:
 Net realized gain .............................................     362,326      207,037        18,656
 Unrealized appreciation (depreciation) on investments .........      69,894      284,866       654,277
                                                                    --------      -------       -------
Net realized and unrealized gain (loss) on investments .........     432,220      491,903       672,933
                                                                    --------      -------       -------
Increase in net assets from operations .........................    $623,245      649,942       652,952
                                                                    ========      =======       =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                   Oppenheimer Variable Account Funds
                                                                               (continued)
                                                                   -----------------------------------
                                                                               Growth Fund
                                                                   -----------------------------------
                                                                         Year ended December 31,
                                                                       1997         1996        1995
                                                                   -----------   ---------   ---------
Investment income:
 Income -- Dividends ...........................................    $137,266      100,033      20,599
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) ........................      39,859       18,585      12,467
                                                                    --------      -------      ------
Net investment income (expense) ................................      97,407       81,448       8,132
                                                                    --------      -------      ------
Net realized and unrealized gain (loss) on investments:
 Net realized gain .............................................     211,799      104,773      58,948
 Unrealized appreciation (depreciation) on investments .........     311,259      101,309     212,160
                                                                    --------      -------     -------
Net realized and unrealized gain (loss) on investments .........     523,058      206,082     271,108
                                                                    --------      -------     -------
 Increase in net assets from operations ........................    $620,465      287,530     279,240
                                                                    ========      =======     =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                  Oppenheimer Variable Account Funds (continued)
                                                          --------------------------------------------------------------
                                                                 High Income Fund            Multiple Strategies Fund
                                                          ------------------------------- ------------------------------
                                                              Year ended December 31,        Year ended December 31,
                                                              1997       1996      1995      1997      1996      1995
                                                          ----------- --------- --------- --------- --------- ----------
Investment income:
 Income -- Dividends ....................................  $ 395,329   317,982   157,280   204,231   161,518   142,518
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) .................     56,210    39,512    22,782    36,789    29,130    25,397
                                                           ---------   -------   -------   -------   -------   -------
Net investment income ...................................    339,119   278,470   134,498   167,442   132,388   117,121
                                                           ---------   -------   -------   -------   -------   -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain ....................................    180,406    57,827    18,618    34,009    53,160    24,327
   Unrealized appreciation (depreciation) on
    investments .........................................    (53,341)   72,516    83,576   206,122   106,953   206,074
                                                           ---------   -------   -------   -------   -------   -------
Net realized and unrealized gain on investments .........    127,065   130,343   102,194   240,131   160,113   230,401
                                                           ---------   -------   -------   -------   -------   -------
Increase in net assets from operations ..................  $ 466,184   408,813   236,692   407,573   292,501   347,522
                                                           =========   =======   =======   =======   =======   =======


                                                                           Variable Insurance Products Fund
                                                          ------------------------------------------------------------------
                                                             Money Market Portfolio            High Income Portfolio
                                                          ----------------------------- ------------------------------------
                                                             Year ended December 31,          Year ended December 31,
                                                             1997      1996      1995       1997         1996        1995
                                                          ---------- -------- --------- ------------ ------------ ----------
Investment income:
 Income -- Dividends ....................................  $91,625    75,804   237,224     105,638      201,481    186,422
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) .................   10,228    18,807    54,127      15,435       20,933     28,004
                                                           -------    ------   -------     -------      -------    -------
Net investment income (expense) .........................   81,397    56,997   183,097      90,203      180,548    158,418
                                                           -------    ------   -------     -------      -------    -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) .............................       --        --        --     185,532      (17,100)   137,054
   Unrealized appreciation (depreciation) on
    investments .........................................       --        --        --     (92,552)      27,229     66,195
                                                           -------    ------   -------     -------      -------    -------
Net realized and unrealized gain on investments .........       --        --        --      92,980       10,129    203,249
                                                           -------    ------   -------     -------      -------    -------
Increase in net assets from operations ..................  $81,397    56,997   183,097     183,183      190,677    361,667
                                                           =======    ======   =======     =======      =======    =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                Variable Insurance Products Fund (continued)
                                                 ---------------------------------------------------------------------------
                                                         Equity-Income Portfolio                  Growth Portfolio
                                                 --------------------------------------- -----------------------------------
                                                         Year ended December 31,               Year ended December 31,
                                                      1997         1996         1995         1997        1996       1995
                                                 ------------- ------------ ------------ ------------ --------- ------------
Investment income:
 Income -- Dividends ...........................  $1,283,339      413,062      399,376      315,208    461,083      20,548
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3) ....................................     186,346      140,373       82,498      121,040    101,913      65,478
                                                  ----------      -------      -------      -------    -------      ------
Net investment income (expense) ................   1,096,993      272,689      316,878      194,168    359,170     (44,930)
                                                  ----------      -------      -------      -------    -------     -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) ....................   1,197,816      500,603      130,101    1,766,746    536,491     280,133
   Unrealized appreciation (depreciation) on
    investments ................................   1,016,128      539,174    1,347,468     (282,336)    31,232   1,091,397
                                                  ----------      -------    ---------    ---------    -------   ---------
Net realized and unrealized gain on
 investments ...................................   2,213,944    1,039,777    1,477,569    1,484,410    567,723   1,371,530
                                                  ----------    ---------    ---------    ---------    -------   ---------
Increase in net assets from operations .........  $3,310,937    1,312,466    1,794,447    1,678,578    926,893   1,326,600
                                                  ==========    =========    =========    =========    =======   =========


                                                    Variable Insurance Products Fund
                                                               (continued)                Variable Insurance Products Fund II
                                                 --------------------------------------- -------------------------------------
                                                           Overseas Portfolio                   Asset Manager Portfolio
                                                 --------------------------------------- -------------------------------------
                                                         Year ended December 31,                Year ended December 31,
                                                      1997         1996         1995         1997        1996         1995
                                                 ------------- ------------ ------------ ----------- ------------ ------------
Investment income:
 Income -- Dividends ...........................  $  506,300      176,637       25,524    1,006,221     555,062      156,409
 Expenses -- Mortality and expense
   risk charges and administrative
   expenses (note 3) ...........................      73,250       81,887       70,739      120,291     107,941       96,822
                                                  ----------      -------       ------    ---------     -------      -------
Net investment income (expense) ................     433,050       94,750      (45,215)     885,930     447,121       59,587
                                                  ----------      -------      -------    ---------     -------      -------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain ...........................     801,884      517,315      383,399      187,349     168,152       13,225
   Unrealized appreciation
    (depreciation) on investments ..............    (489,713)     (15,497)     356,600      534,401     400,455    1,011,885
                                                  ----------      -------      -------    ---------     -------    ---------
Net realized and unrealized gain (loss)
 on investments ................................     312,171      501,818      739,999      721,750     568,607    1,025,110
                                                  ----------      -------      -------    ---------     -------    ---------
Increase in net assets from operations .........  $  745,221      596,568      694,784    1,607,680   1,015,728    1,084,697
                                                  ==========      =======      =======    =========   =========    =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                Variable Insurance                      Variable Insurance
                                                           Products Fund II (continued)                  Product Fund III
                                                 ------------------------------------------------- -----------------------------
                                                                                                       Growth         Growth
                                                                    Contrafund                        & Income     Opportunities
                                                                     Portfolio                        Portfolio      Portfolio
                                                 ------------------------------------------------- -------------- --------------
                                                                                      Period from    Period from    Period from
                                                                                      January 16,      May 16,        May 16,
                                                                       Year ended       1995 to        1997 to        1997 to
                                                      Year ended      December 31,   December 31,   December 31,   December 31,
                                                  December 31, 1997       1996           1995           1997           1997
                                                 ------------------- -------------- -------------- -------------- --------------
Investment income:
 Income -- Dividends ...........................      $  150,006          15,826        18,917             --             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3) ....................................          81,691          38,668         5,771          1,712          1,910
                                                      ----------          ------        ------          -----          -----
Net investment income (expense) ................          68,315         (22,842)       13,146         (1,712)        (1,910)
                                                      ----------         -------        ------         ------         ------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain ...........................         268,831         100,260        10,744          6,219            876
   Unrealized appreciation (depreciation)
    on investments .............................         823,917         476,601        63,150         11,314         39,235
                                                      ----------         -------        ------         ------         ------
Net realized and unrealized gain (loss) on
 investments ...................................       1,092,748         576,861        73,894         17,533         40,111
                                                      ----------         -------        ------         ------         ------
Increase in net assets from operations .........      $1,161,063         554,019        87,040         15,821         38,201
                                                      ==========         =======        ======         ======         ======


                                                              Neuberger & Berman Advisers Management Trust
                                                 ----------------------------------------------------------------------
                                                          Balanced Portfolio                   Bond Portfolio
                                                 ------------------------------------ ---------------------------------
                                                       Year ended December 31,             Year ended December 31,
                                                     1997          1996        1995       1997        1996       1995
                                                 ------------ ------------- --------- ----------- ----------- ---------
Investment income:
 Income -- Dividends ...........................  $  123,193      293,957     47,572     36,455      67,433    51,824
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3) ....................................      24,999       24,806     27,169      6,443       9,529    11,324
                                                  ----------      -------     ------     ------      ------    ------
Net investment income ..........................      98,194      269,151     20,403     30,012      57,904    40,500
                                                  ----------      -------     ------     ------      ------    ------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) ....................     315,380       13,816    103,017     (3,318)     (5,135)     (637)
   Unrealized appreciation (depreciation) on
    investments ................................    (146,827)    (182,324)   294,095     (1,629)    (34,909)   39,427
                                                  ----------     --------    -------     ------     -------    ------
Net realized and unrealized gain (loss) on
 investments ...................................     168,553     (168,508)   397,112     (4,947)    (40,044)   38,790
                                                  ----------     --------    -------     ------     -------    ------
Increase in net assets from operations .........  $  266,747      100,643    417,515     25,065      17,860    79,290
                                                  ==========     ========    =======     ======     =======    ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                   Neuberger & Berman Advisers Management
                                                                             Trust (continued)
                                                                   --------------------------------------
                                                                              Growth Portfolio
                                                                   --------------------------------------
                                                                          Year ended December 31,
                                                                       1997           1996         1995
                                                                   ------------   -----------   ---------
Investment income:
 Income -- Dividends ...........................................    $  64,488        68,654      11,027
 Expenses -- Mortality and expense risk charges and
   administrative expenses (note 3) ............................        9,747         9,845       6,161
                                                                    ---------        ------      ------
Net investment income ..........................................       54,741        58,809       4,866
                                                                    ---------        ------      ------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ......................................      150,610         5,513       3,921
 Unrealized appreciation (depreciation) on investments .........      (55,310)       (6,856)     87,810
                                                                    ---------        ------      ------
Net realized and unrealized gain (loss) on investments .........       95,300        (1,343)     91,731
                                                                    ---------        ------      ------
Increase in net assets from operations .........................    $ 150,041        57,466      96,597
                                                                    =========        ======      ======


                                                                     Federated Investors
                                                                      Insurance Series
                                   ---------------------------------------------------------------------------------------
                                        American Leaders Fund II                     High Income Bond Fund II
                                   ----------------------------------   --------------------------------------------------
                                                       Period from                                           Period from
                                                       September 5,                                          February 7,
                                     Year ended            1996           Year ended       Year ended           1995
                                    December 31,     to December 31,     December 31,     December 31,     to December 31,
                                        1997               1996              1997             1996              1995
                                   --------------   -----------------   --------------   --------------   ----------------
Investment income:
 Income -- Dividends ...........      $  1,480               96             45,217           36,032             1,350
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3) ....................         3,437               60             10,943            5,378               190
                                      --------               --             ------           ------             -----
Net investment income
 (expense) .....................        (1,957)              36             34,274           30,654             1,160
                                      --------               --             ------           ------             -----
Net realized and unrealized gain
 on investments:
   Net realized gain ...........        11,788               19              5,827            1,726                 8
   Unrealized appreciation on
    investments ................        53,148            2,855             55,167           27,920             1,465
                                      --------            -----             ------           ------             -----
Net realized and unrealized gain
 on investments ................        64,936            2,874             60,994           29,646             1,473
                                      --------            -----             ------           ------             -----
Increase in net assets from
 operations ....................      $ 62,979            2,910             95,268           60,300             2,633
                                      ========            =====             ======           ======             =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                               Federated Investors
                                                                          Insurance Series (continued)
                                                            ---------------------------------------------------------
                                                                                 Utility Fund II
                                                            ---------------------------------------------------------
                                                                                                         Period from
                                                                                                         February 7,
                                                                                                           1995 to
                                                                 Year ended            Year ended        December 31,
                                                             December 31, 1997     December 31, 1996         1995
                                                            -------------------   -------------------   -------------
Investment income:
 Income -- Dividends ....................................         $12,197                 6,514              2,908
 Expenses -- Mortality and expense risk
   charges and administrative expenses (note 3) .........           3,837                 2,042                839
                                                                  -------                 -----              -----
Net investment income (expense) .........................           8,360                 4,472              2,069
                                                                  -------                 -----              -----
Net realized and unrealized gain on investments:
 Net realized gain ......................................          11,484                 9,190                237
 Unrealized appreciation on investments .................          50,092                 5,651             12,097
                                                                  -------                 -----             ------
Net realized and unrealized gain on investments .........          61,576                14,841             12,334
                                                                  -------                ------             ------
Increase in net assets from operations ..................         $69,936                19,313             14,403
                                                                  =======                ======             ======


                                                          Alger American
                                           --------------------------------------------
                                                       Small Cap Portfolio
                                           --------------------------------------------
                                                                           Period from
                                                                           October 6,
                                             Year ended     Year ended       1995 to
                                            December 31,   December 31,   December 31,
                                                1997           1996           1995
                                           -------------- -------------- --------------
Investment income:
 Income -- Dividends .....................   $  42,941          3,785           --
 Expenses -- Mortality and expense
   risk charges and administrative
   expenses (note 3) .....................      18,711         10,887          312
                                             ---------         ------          ---
Net investment income (expense) ..........      24,230         (7,102)        (312)
                                             ---------         ------         ----
Net realized and unrealized gain
 (loss) on investments:
   Net realized gain (loss) ..............     155,266        (13,977)         912
   Unrealized appreciation
    (depreciation) on investments              (23,084)       (18,580)       5,196
                                             ---------        -------        -----
Net realized and unrealized gain
 (loss) on investments ...................     132,182        (32,557)       6,108
                                             ---------        -------        -----
Increase (decrease) in net assets from
 operations ..............................   $ 156,412        (39,659)       5,796
                                             =========        =======        =====\


                                                         Alger American
                                           -------------------------------------------
                                                        Growth Portfolio
                                           -------------------------------------------
                                                                          Period from
                                                                          November 2,
                                             Year ended     Year ended      1995 to
                                            December 31,   December 31,   December 31,
                                                1997           1996           1995
                                           -------------- -------------- -------------
Investment income:
 Income -- Dividends .....................     15,712         14,003            --
 Expenses -- Mortality and expense
   risk charges and administrative
   expenses (note 3) .....................     21,426          7,612            81
                                               ------         ------            --
Net investment income (expense) ..........     (5,714)         6,391           (81)
                                               ------         ------           ---
Net realized and unrealized gain
 (loss) on investments:
   Net realized gain (loss) ..............    121,886         (8,548)            1
   Unrealized appreciation
    (depreciation) on investments             195,886         27,545         1,973
                                              -------         ------         -----
Net realized and unrealized gain
 (loss) on investments ...................    317,772         18,997         1,974
                                              -------         ------         -----
Increase (decrease) in net assets from
 operations ..............................    312,058         25,388         1,893
                                              =======         ======         =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                                     PBHG Insurance
                                                                                      Series Fund
                                                                     ----------------------------------------------
                                                                              PBHG                     PBHG
                                                                            Large Cap               Growth II
                                                                        Growth Portfolio            Portfolio
                                                                     ----------------------   ---------------------
                                                                           Period from             Period from
                                                                          July 22, 1997            May 22, 1997
                                                                      to December 31, 1997     to December 31, 1997
                                                                     ----------------------   ---------------------
Investment income:
 Income -- Dividends .............................................           $  --                       --
 Expenses -- Mortality and expense risk charges and administrative
   expenses (note 3) .............................................             205                      540
                                                                             -----                      ---
Net investment income (expense) ..................................            (205)                    (540)
                                                                             -----                     ----
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ........................................              (1)                   1,296
 Unrealized appreciation (depreciation) on investments ...........             656                     (846)
                                                                             -------                  -----
Net realized and unrealized gain (loss) on investments ...........             655                      450
                                                                             -------                  -----
Increase (decrease) in net assets from operations ................           $ 450                      (90)
                                                                             =======                  =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                                  Janus Aspen Series
                                                          ------------------------------------------------------------------
                                                              Aggressive Growth Portfolio            Growth Portfolio
                                                          ------------------------------------ -----------------------------
                                                                Year ended December 31,           Year ended December 31,
                                                              1997          1996        1995      1997      1996      1995
                                                          ------------ ------------- --------- --------- --------- ---------
Investment income:
 Income -- Dividends ....................................  $      --        16,844     23,054   112,727    59,031    27,427
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) .................     28,915        23,442     12,371    49,779    27,643    11,359
                                                           ---------        ------     ------   -------    ------    ------
Net investment income (expense) .........................    (28,915)       (6,598)    10,683    62,948    31,388    16,068
                                                           ---------        ------     ------   -------    ------    ------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain ....................................    192,226       267,683    127,218   243,734   132,138    22,274
   Unrealized appreciation (depreciation) on
    investments .........................................     99,444      (112,622)   116,589   376,858   144,223   180,762
                                                           ---------      --------    -------   -------   -------   -------
Net realized and unrealized gain on investments .........    291,670       155,061    243,807   620,592   276,361   203,036
                                                           ---------      --------    -------   -------   -------   -------
Increase in net assets from operations ..................  $ 262,755       148,463    254,490   683,540   307,749   219,104
                                                           =========      ========    =======   =======   =======   =======


                                                            Janus Aspen Series (continued)
                               ----------------------------------------------------------------------------------------
                                        Worldwide Growth Portfolio                      Balanced Portfolio
                               -------------------------------------------- -------------------------------------------
                                                                                                           Period from
                                                                                                           October 27,
                                 Year ended     Year ended     Year ended     Year ended     Year ended      1995 to
                                December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                    1997           1996           1995           1997           1996           1995
                               -------------- -------------- -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends .........   $  114,020        59,279         5,062          54,275        10,644           242
 Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3) ..................       91,422        40,177        10,890          15,089         4,138            70
                                 ----------        ------        ------          ------        ------           ---
Net investment income
 (expense) ...................       22,598        19,102        (5,828)         39,186         6,506           172
                                 ----------        ------        ------          ------        ------           ---
Net realized and unrealized
 gain (loss) on investments:
   Net realized gain .........      457,649       156,316        17,153          16,368         3,534             6
   Unrealized appreciation
    (depreciation) on
    investments ..............      666,571       498,790       203,456         172,861        38,227         1,767
                                 ----------       -------       -------         -------        ------         -----
Net realized and unrealized
 gain on investments .........    1,124,220       655,106       220,609         189,229        41,761         1,773
                                 ----------       -------       -------         -------        ------         -----
Increase in net assets from
 operations ..................   $1,146,818       674,208       214,781         228,415        48,267         1,945
                                 ==========       =======       =======         =======        ======         =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                   Janus Aspen Series (continued)
                                            --------------------------------------------
                                                     Flexible Income Portfolio
                                            --------------------------------------------
                                                                            Period from
                                                                            November 1,
                                              Year ended     Year ended       1995 to
                                             December 31,   December 31,   December 31,
                                                 1997           1996           1995
                                            -------------- -------------- --------------
Investment income:
 Income -- Dividends ......................     $12,042         9,499           182
 Expenses -- Mortality and expense
   risk charges and administrative
   expenses (note 3) ......................       2,246         1,046            11
                                                -------         -----           ---
Net investment income (expense) ...........       9,796         8,453           171
                                                -------         -----           ---
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss) ...............       3,107           111            --
   Unrealized appreciation
    (depreciation) on investments .........       4,489           585            26
                                                -------         -----           ---
Net realized and unrealized gain (loss)
 on investments ...........................       7,596           696            26
                                                -------         -----           ---
Increase (decrease) in net assets from
 operations ...............................     $17,392         9,149           197
                                                =======         =====           ===




                                                  Janus Aspen Series (continued)
                                            -------------------------------------------
                                             International                   Capital
                                                Growth                     Appreciation
                                               Portfolio                    Portfolio
                                            ----------------------------- -------------
                                                             Period from   Period from
                                                               June 5,       May 22,
                                              Year ended       1996 to       1997 to
                                             December 31,   December 31,   December 31,
                                                 1997           1996           1997
                                            -------------- -------------- -------------
Investment income:
 Income -- Dividends ......................     13,292          2,339             37
 Expenses -- Mortality and expense
   risk charges and administrative
   expenses (note 3) ......................     19,234          1,253            112
                                                ------          -----            ---
Net investment income (expense) ...........     (5,942)         1,086            (75)
                                                ------          -----            ---
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss) ...............    145,208          2,328         (7,519)
   Unrealized appreciation
    (depreciation) on investments .........     45,943         17,399           (582)
                                               -------         ------         ------
Net realized and unrealized gain (loss)
 on investments ...........................    191,151         19,727         (8,101)
                                               -------         ------         ------
Increase (decrease) in net assets from
 operations ...............................    185,209         20,813         (8,176)
                                               =======         ======         ======

                See accompanying notes to financial statements.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                      STATEMENTS OF CHANGES IN NET ASSETS



                                                          GE Investments Funds, Inc.
                                                    (formerly Life of Virginia Series Fund,
                                                                     Inc.)
                                                    ---------------------------------------
                                                              S&P 500 Index Fund
                                                    ---------------------------------------
                                                            Year ended December 31,
                                                         1997          1996         1995
                                                    ------------- ------------- -----------
Increase (decrease) in net assets
From operations:
 Net investment income ............................  $   53,190       637,073      10,669
 Net realized gain (loss) .........................     125,533        70,710       5,027
 Unrealized appreciation (depreciation) on
   investments ....................................     337,547      (460,582)    109,436
                                                     ----------      --------     -------
Increase in net assets from operations ............     516,270       247,201     125,132
                                                     ----------      --------     -------
From capital transactions:
 Net premiums .....................................      29,621            --          --
 Loan interest ....................................        (472)          (45)        (19)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .................................      (1,802)      (70,983)         --
   Surrenders .....................................     (50,594)       (8,805)         --
   Loans ..........................................     (10,019)      (23,690)         --
   Cost of insurance and administrative
    expense (note 3) ..............................     (24,852)      (12,093)     (4,705)
   Transfer gain (loss) and transfer fees .........      (2,909)       (3,844)      2,612
 Transfers (to) from the Guarantee Account
   (note 1) .......................................      33,241        40,800       8,390
 Interfund transfers ..............................   1,154,053       531,241     493,348
                                                     ----------      --------     -------
Increase (decrease) in net assets from capital
 transactions .....................................   1,126,267       452,581     499,626
                                                     ----------      --------     -------
Increase (decrease) in net assets .................   1,642,537       699,782     624,758
Net assets at beginning of year ...................   1,558,602       858,820     234,062
                                                     ----------      --------     -------
Net assets at end of year .........................  $3,201,139     1,558,602     858,820
                                                     ==========     =========     =======



                                                          GE Investments Funds, Inc.
                                                    (formerly Life of Virginia Series Fund,
                                                                     Inc.)
                                                    --------------------------------------
                                                          Government Securities Fund
                                                    --------------------------------------
                                                           Year ended December 31,
                                                         1997         1996         1995
                                                    ------------- ------------ -----------
Increase (decrease) in net assets
From operations:
 Net investment income ............................      (9,821)      67,405      35,615
 Net realized gain (loss) .........................       2,596        4,093      12,380
 Unrealized appreciation (depreciation) on
   investments ....................................      46,607      (68,909)     79,507
                                                         ------      -------      ------
Increase in net assets from operations ............      39,382        2,589     127,502
                                                         ------      -------     -------
From capital transactions:
 Net premiums .....................................      13,143           --          --
 Loan interest ....................................        (455)         (35)        (29)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .................................          --           --          --
   Surrenders .....................................    (262,974)     (27,170)    (57,612)
   Loans ..........................................     (23,924)      (1,574)     (2,218)
   Cost of insurance and administrative
    expense (note 3) ..............................      (8,334)      (8,533)     (9,352)
   Transfer gain (loss) and transfer fees .........      (3,207)        (829)       (845)
 Transfers (to) from the Guarantee Account
   (note 1) .......................................         288       (3,299)         --
 Interfund transfers ..............................    (529,174)      12,746      35,175
                                                       --------      -------     -------
Increase (decrease) in net assets from capital
 transactions .....................................    (814,637)     (28,694)    (34,881)
                                                       --------      -------     -------
Increase (decrease) in net assets .................    (775,255)     (26,105)     92,621
Net assets at beginning of year ...................     775,255      801,360     708,739
                                                       --------      -------     -------
Net assets at end of year .........................          --      775,255     801,360
                                                       ========      =======     =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                            GE Investments Funds, Inc.
                                                  (formerly Life of Virginia Series Fund, Inc.)
                                                                   (continued)
                                                --------------------------------------------------
                                                                Money Market Fund
                                                --------------------------------------------------
                                                             Year ended December 31,
                                                      1997             1996             1995
                                                ---------------- ---------------- ----------------
Increase (decrease) in net assets
From operations:
Net investment income .........................  $      389,607         369,056          199,476
 Net realized gain (loss) .....................        (256,503)        137,112          128,436
 Unrealized appreciation (depreciation) on
   investments ................................         287,655         (89,338)        (122,638)
                                                 --------------         -------         --------
Increase in net assets from operations ........         420,759         416,830          205,274
                                                 --------------         -------         --------
From capital transactions:
 Net premiums .................................      14,800,378      21,281,538       14,618,729
 Loan interest ................................          25,356             843                2
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .............................              --         (30,581)              --
   Surrenders .................................         (81,503)       (292,797)         (83,593)
   Loans ......................................        (259,694)     (1,123,153)              --
   Cost of insurance and administrative
    expense (note 3) ..........................        (124,687)       (120,240)         (49,685)
   Transfer gain (loss) and transfer fees .....        (135,353)        (46,805)        (455,729)
 Transfers (to) from the Guarantee
   Account (note 1) ...........................         (32,069)       (480,716)          35,940
 Interfund transfers ..........................     (13,250,370)    (15,451,140)     (12,260,599)
                                                 --------------     -----------      -----------
Increase (decrease) in net assets from
 capital transactions .........................         942,058       3,736,949        1,805,065
                                                 --------------     -----------      -----------
Increase (decrease) in net assets .............       1,362,817       4,153,779        2,010,339
Net assets at beginning of year ...............       9,891,507       5,737,728        3,727,389
                                                 --------------     -----------      -----------
Net assets at end of year .....................  $   11,254,324       9,891,507        5,737,728
                                                 ==============     ===========      ===========


                                                       GE Investments Funds, Inc.
                                                 (formerly Life of Virginia Series Fund,
                                                            Inc.) (continued)
                                                -----------------------------------------
                                                            Total Return Fund
                                                -----------------------------------------
                                                         Year ended December 31,
                                                     1997          1996          1995
                                                ------------- ------------- -------------
Increase (decrease) in net assets
From operations:
Net investment income .........................     208,414       370,784        66,489
 Net realized gain (loss) .....................       1,710        37,094        10,068
 Unrealized appreciation (depreciation) on
   investments ................................      26,729      (292,293)      134,624
                                                    -------      --------       -------
Increase in net assets from operations ........     236,853       115,585       211,181
                                                    -------      --------       -------
From capital transactions:
 Net premiums .................................      37,415            --            --
 Loan interest ................................          77          (130)          (90)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .............................    (122,969)           --            --
   Surrenders .................................      (9,555)     (105,824)      (52,620)
   Loans ......................................     (31,550)           --         5,060
   Cost of insurance and administrative
    expense (note 3) ..........................     (16,232)      (13,237)       (9,674)
   Transfer gain (loss) and transfer fees .....      (3,467)        1,607         1,184
 Transfers (to) from the Guarantee
   Account (note 1) ...........................      45,496        40,576         2,000
 Interfund transfers ..........................     134,091       264,670       180,662
                                                   --------      --------       -------
Increase (decrease) in net assets from
 capital transactions .........................      33,306       187,662       126,522
                                                   --------      --------       -------
Increase (decrease) in net assets .............     270,159       303,247       337,703
Net assets at beginning of year ...............   1,398,465     1,095,218       757,515
                                                  ---------     ---------       -------
Net assets at end of year .....................   1,668,624     1,398,465     1,095,218
                                                  =========     =========     =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                           GE Investments Funds, Inc. (formerly Life
                                                                          of Virginia Series Fund, Inc.) (continued)
                                                                        -----------------------------------------------
                                                                                   International Equity Fund
                                                                        -----------------------------------------------
                                                                                                           Period from
                                                                                                             June 30,
                                                                          Year ended       Year ended        1995 to
                                                                         December 31,     December 31,     December 31,
                                                                             1997             1996             1995
                                                                        --------------   --------------   -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ....................................     $   75,039          41,496           3,143
 Net realized gain (loss) ...........................................        146,386          19,981              44
 Unrealized appreciation (depreciation) on investments ..............         (6,150)        (29,424)          3,983
                                                                          ----------         -------           -----
Increase (decrease) in net assets from operations ...................        215,275          32,053           7,170
                                                                          ----------         -------           -----
From capital transactions:
 Net premiums .......................................................          1,056              --              --
 Loan interest ......................................................            (12)             --              --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...................................................             --              --              --
   Surrenders .......................................................             --             750              --
   Loans ............................................................          1,860              --              --
   Cost of insurance and administrative expense (note 3) ............         (9,446)         (4,299)           (624)
   Transfer gain (loss) and transfer fees ...........................        (16,723)            320             (13)
 Transfer (to) from the Guarantee Account (note 1) ..................             --              --          14,623
 Interfund transfers ................................................       (727,513)        551,175         191,589
                                                                          ----------         -------         -------
Increase (decrease) in net assets from capital transactions .........       (750,778)        547,946         205,575
                                                                          ----------         -------         -------
Increase (decrease) in net assets ...................................       (535,503)        579,999         212,745
Net assets at beginning of period ...................................        792,744         212,745              --
                                                                          ----------         -------         -------
Net assets at end of year ...........................................     $  257,241         792,744         212,745
                                                                          ==========         =======         =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                           GE Investments Funds, Inc. (formerly Life
                                                                          of Virginia Series Fund, Inc.) (continued)
                                                                        -----------------------------------------------
                                                                                  Real Estate Securities Fund
                                                                        -----------------------------------------------
                                                                                                           Period from
                                                                                                           December 6,
                                                                          Year ended       Year ended        1995 to
                                                                         December 31,     December 31,     December 31,
                                                                             1997             1996             1995
                                                                        --------------   --------------   -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ....................................     $  100,959         13,036            22
 Net realized gain (loss) ...........................................        142,744          3,590            --
 Unrealized appreciation (depreciation) on investments ..............        (97,672)        29,513              (2)
                                                                          ----------         ------            -----
Increase (decrease) in net assets from operations ...................        146,031         46,139            20
                                                                          ----------         ------            ----
From capital transactions:
 Net premiums .......................................................         62,904          9,377            --
 Loan interest ......................................................             --             --            --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...................................................             --             --            --
   Surrenders .......................................................             --             --            --
   Loans ............................................................        (16,740)            --            --
   Cost of insurance and administrative expense (note 3) ............         (9,178)        (1,186)           --
   Transfer gain (loss) and transfer fees ...........................         (5,456)          (277)             (1)
 Transfer (to) from the Guarantee Account (note 1) ..................          3,269             --            --
 Interfund transfers ................................................        661,463        173,587            375
                                                                          ----------        -------            ----
Increase (decrease) in net assets from capital transactions .........        696,262        181,501            374
                                                                          ----------        -------            ----
Increase (decrease) in net assets ...................................        842,293        227,640            394
Net assets at beginning of period ...................................        228,034            394            --
                                                                          ----------        -------            ----
Net assets at end of year ...........................................     $1,070,327        228,034            394
                                                                          ==========        =======            ====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                           GE Investments Funds, Inc. (formerly Life
                                                                           of Virginia Series Fund, Inc.) (continued)
                                                                        ------------------------------------------------
                                                                             Global            Value
                                                                             Income           Equity           Income
                                                                              Fund             Fund             Fund
                                                                        ---------------   --------------   -------------
                                                                          Period from       Period from     Period from
                                                                         September 15,       June 17,       December 12,
                                                                            1997 to           1997 to         1997 to
                                                                          December 31,     December 31,     December 31,
                                                                              1997             1997             1997
                                                                        ---------------   --------------   -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ....................................       $  665             1,921             2,596
 Net realized gain (loss) ...........................................           --               208            (2,508)
 Unrealized appreciation (depreciation) on investments ..............         (669)            1,977             1,454
                                                                            ------             -----            ------
Increase (decrease) in net assets from operations ...................           (4)            4,106             1,542
                                                                            ---------          -----            ------
From capital transactions:
 Net premiums .......................................................           --             4,596                --
 Loan interest ......................................................           --                --                --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...................................................           --                --                --
   Surrenders .......................................................           --                --                --
   Loans ............................................................           --                --            (2,396)
   Cost of insurance and administrative expense (note 3) ............          (18)             (615)             (742)
   Transfer gain (loss) and transfer fees ...........................           --               360              (202)
 Transfer (to) from the Guarantee Account (note 1) ..................           --                --                --
 Interfund transfers ................................................       13,721           243,259         1,221,995
                                                                            --------         -------         ---------
Increase (decrease) in net assets from capital transactions .........       13,703           247,600         1,218,655
                                                                            --------         -------         ---------
Increase (decrease) in net assets ...................................       13,699           251,706         1,220,197
Net assets at beginning of period ...................................           --                --                --
                                                                            --------         -------         ---------
Net assets at end of year ...........................................      $13,699           251,706         1,220,197
                                                                            ========         =======         =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                      Oppenheimer Variable Account Funds
                                                    ---------------------------------------
                                                                  Money Fund
                                                    ---------------------------------------
                                                            Year ended December 31,
                                                         1997          1996         1995
                                                    ------------- ------------- -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................  $     5,821        9,145      16,353
 Net realized gain (loss) .........................           --           --          --
 Unrealized appreciation (depreciation) on
   investments ....................................           --           --          --
                                                     -----------        -----      ------
Increase (decrease) in net assets from
 operations .......................................        5,821        9,145      16,353
                                                     -----------        -----      ------
From capital transactions:
 Net premiums .....................................           --           --          --
 Loan interest ....................................           --         (247)         --
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................           --           --          --
   Surrenders .....................................           --           --          --
   Loans ..........................................           --       (7,000)         --
   Cost of insurance and administrative
    expense (note 3) ..............................       (1,618)      (2,228)     (4,184)
   Transfer gain (loss) and transfer fees .........           26       (1,331)     (1,197)
 Transfers (to) from the Guarantee
   Account (note 1) ...............................           --           --          --
 Interfund transfers ..............................     (160,456)    (178,397)     64,757
                                                     -----------     --------      ------
Increase (decrease) in net assets from
 capital transactions .............................     (162,048)    (189,203)     59,376
                                                     -----------     --------      ------
Increase (decrease) in net assets .................     (156,227)    (180,058)     75,729
Net assets at beginning of year ...................      156,227      336,285     260,556
                                                     -----------     --------     -------
Net assets at end of year .........................  $        --      156,227     336,285
                                                     ===========     ========     =======



                                                        Oppenheimer Variable Account Funds
                                                    -------------------------------------------
                                                                     Bond Fund
                                                    -------------------------------------------
                                                              Year ended December 31,
                                                        1997         1996            1995
                                                    ------------ ------------ -----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................    106,721       84,156          67,802
 Net realized gain (loss) .........................     11,410       31,061          16,138
 Unrealized appreciation (depreciation) on
   investments ....................................     14,947      (44,892)        167,799
                                                       -------      -------         -------
Increase (decrease) in net assets from
 operations .......................................    133,078       70,325         251,739
                                                       -------      -------         -------
From capital transactions:
 Net premiums .....................................     12,401           --              --
 Loan interest ....................................        224         (240)           (521)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................         --           --              --
   Surrenders .....................................         --      (19,035)        (89,985)
   Loans ..........................................    (20,518)     (46,361)             (3)
   Cost of insurance and administrative
    expense (note 3) ..............................    (17,321)     (18,368)        (15,660)
   Transfer gain (loss) and transfer fees .........      4,175        5,246         (11,174)
 Transfers (to) from the Guarantee
   Account (note 1) ...............................     10,164        9,597              --
 Interfund transfers ..............................  1,749,977       49,462      (1,051,342)
                                                     ---------      -------      ------------
Increase (decrease) in net assets from
 capital transactions .............................  1,739,102      (19,699)     (1,168,685)
                                                     ---------      -------      ------------
Increase (decrease) in net assets .................  1,872,180       50,626        (916,946)
Net assets at beginning of year ...................  1,655,716    1,605,090       2,522,036
                                                     ---------    ---------      ------------
Net assets at end of year .........................  3,527,896    1,655,716       1,605,090
                                                     =========    =========      ============

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                      Oppenheimer Variable Account Funds
                                                                  (continued)
                                                    ---------------------------------------
                                                           Capital Appreciation Fund
                                                    ---------------------------------------
                                                            Year ended December 31,
                                                         1997         1996         1995
                                                    ------------- ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................  $  191,025      158,039      (19,981)
 Net realized gain (loss) .........................     362,326      207,037       18,656
 Unrealized appreciation (depreciation) on
   investments ....................................      69,894      284,866      654,277
                                                     ----------      -------      -------
Increase (decrease) in net assets from
 operations .......................................     623,245      649,942      652,952
                                                     ----------      -------      -------
From capital transactions:
 Net premiums .....................................     160,331           --           --
 Loan interest ....................................        (478)      (1,349)        (876)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................          --           --           --
   Surrenders .....................................      (5,632)     (22,921)      (9,862)
   Loans ..........................................     (76,259)     (37,406)      (7,659)
   Cost of insurance and administrative
    expense (note 3) ..............................     (69,581)     (48,816)     (23,791)
   Transfer gain (loss) and transfer fees .........     (10,950)       6,558       (1,288)
 Transfers (to) from the Guarantee
   Account (note 1) ...............................      86,490       38,369       15,348
 Interfund transfers ..............................     786,921    1,391,680    1,211,520
                                                     ----------    ---------    ---------
Increase (decrease) in net assets from
 capital transactions .............................     870,842    1,326,115    1,183,392
                                                     ----------    ---------    ---------
Increase (decrease) in net assets .................   1,494,087    1,976,057    1,836,344
Net assets at beginning of year ...................   5,350,638    3,323,128    1,486,784
                                                     ----------    ---------    ---------
Net assets at end of year .........................  $6,844,725    5,299,185    3,323,128
                                                     ==========    =========    =========



                                                        Oppenheimer Variable Account Funds
                                                                    (continued)
                                                    -------------------------------------------
                                                                    Growth Fund
                                                    -------------------------------------------
                                                              Year ended December 31,
                                                         1997          1996           1995
                                                    ------------- ------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................      97,407        81,448         8,132
 Net realized gain (loss) .........................     211,799       104,773        58,948
 Unrealized appreciation (depreciation) on
   investments ....................................     311,259       101,309       212,160
                                                        -------       -------     ---------
Increase (decrease) in net assets from
 operations .......................................     620,465       287,530       279,240
                                                        -------       -------     ---------
From capital transactions:
 Net premiums .....................................     136,857            --            --
 Loan interest ....................................      (1,570)          (58)           (8)
  Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................          --            --            --
   Surrenders .....................................          --        (5,002)      (16,486)
   Loans ..........................................     (52,908)      (31,288)           --
   Cost of insurance and administrative
    expense (note 3) ..............................     (33,074)      (15,042)      (10,195)
   Transfer gain (loss) and transfer fees .........       5,703         5,414          (304)
 Transfers (to) from the Guarantee
   Account (note 1) ...............................      67,111        22,600         2,000
 Interfund transfers ..............................   1,239,168       515,014        81,977
                                                      ---------       -------     -----------
Increase (decrease) in net assets from
 capital transactions .............................   1,361,287       491,638        56,984
                                                      ---------       -------     -----------
Increase (decrease) in net assets .................   1,981,752       779,168       336,224
Net assets at beginning of year ...................   1,914,770     1,135,602       799,378
                                                      ---------     ---------     -----------
Net assets at end of year .........................   3,896,522     1,914,770     1,135,602
                                                      =========     =========     ===========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                       Oppenheimer Variable Account Funds
                                                                  (continued)
                                                    ----------------------------------------
                                                                High Income Fund
                                                    ----------------------------------------
                                                            Year ended December 31,
                                                         1997          1996         1995
                                                    -------------- ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................   $  339,119      278,470      134,498
 Net realized gain (loss) .........................      180,406       57,827       18,618
 Unrealized appreciation (depreciation) on
   investments ....................................      (53,341)      72,516       83,576
                                                      ----------      -------      -------
Increase (decrease) in net assets from
 operations .......................................      466,184      408,813      236,692
                                                      ----------      -------      -------
From capital transactions:
 Net premiums .....................................       94,743        8,422           --
 Loan interest ....................................         (628)         (50)         (42)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................           --           --           --
   Surrenders .....................................       (9,092)      (4,708)     (24,217)
   Loans ..........................................      (29,617)     (37,253)     (18,152)
   Cost of insurance and administrative
    expense (note 3) ..............................      (45,518)     (32,765)     (15,109)
   Transfer gain (loss) and transfer fees .........       32,059        4,282        8,580
 Transfers (to) from the Guarantee
   Account (note 1) ...............................           --           --        9,748
 Interfund transfers ..............................    2,226,116    1,526,214      760,586
                                                      ----------    ---------      -------
Increase (decrease) in net assets from
 capital transactions .............................    2,268,063    1,464,142      721,394
                                                      ----------    ---------      -------
Increase (decrease) in net assets .................    2,734,247    1,872,955      958,086
Net assets at beginning of year ...................    3,943,474    2,070,519    1,112,433
                                                      ----------    ---------    ---------
Net assets at end of year .........................   $6,677,721    3,943,474    2,070,519
                                                      ==========    =========    =========



                                                      Oppenheimer Variable Account Funds
                                                                  (continued)
                                                    ---------------------------------------
                                                           Multiple Strategies Fund
                                                    ---------------------------------------
                                                            Year ended December 31,
                                                        1997         1996          1995
                                                    ------------ ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................    167,442      132,388       117,121
 Net realized gain (loss) .........................     34,009       53,160        24,327
 Unrealized appreciation (depreciation) on
   investments ....................................    206,122      106,953       206,074
                                                       -------      -------       -------
Increase (decrease) in net assets from
 operations .......................................    407,573      292,501       347,522
                                                       -------      -------       -------
From capital transactions:
 Net premiums .....................................     12,358       23,572            --
 Loan interest ....................................       (722)        (207)         (433)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................     (2,000)     (60,123)       (3,955)
   Surrenders .....................................         --     (212,502)     (179,975)
   Loans ..........................................      8,746       (9,140)      (63,108)
   Cost of insurance and administrative
    expense (note 3) ..............................    (29,942)     (23,520)      (20,637)
   Transfer gain (loss) and transfer fees .........        356          789           928
 Transfers (to) from the Guarantee
   Account (note 1) ...............................     23,966        4,000            --
 Interfund transfers ..............................    447,254      240,604       222,736
                                                       -------     --------      --------
Increase (decrease) in net assets from
 capital transactions .............................    460,016      (36,527)      (44,444)
                                                       -------     --------      --------
Increase (decrease) in net assets .................    867,589      255,974       303,078
Net assets at beginning of year ...................  2,343,436    2,087,462     1,784,384
                                                     ---------    ---------     ---------
Net assets at end of year .........................  3,211,025    2,343,436     2,087,462
                                                     =========    =========     =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                       Variable Insurance Products Funds
                                                -----------------------------------------------
                                                            Money Market Portfolio
                                                -----------------------------------------------
                                                            Year ended December 31,
                                                      1997            1996            1995
                                                --------------- --------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..............  $      81,397         56,997         183,097
 Net realized gain (loss) .....................             --             --              --
 Unrealized appreciation (depreciation) on
   investments ................................             --             --              --
                                                 -------------         ------         -------
Increase (decrease) in net assets from
 operations ...................................         81,397         56,997         183,097
                                                 -------------         ------         -------
From capital transactions:
 Net premiums .................................             --             --              --
 Loan interest ................................         (8,013)           720          (2,227)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .............................             --             --         (18,745)
   Surrenders .................................        (11,729)      (129,716)       (442,432)
   Loans ......................................        (17,933)       (17,326)        (37,441)
   Cost of insurance and administrative
    expense (note 3) ..........................         (8,075)       (14,528)        (43,910)
   Transfer gain (loss) and transfer fees .....        (66,375)        (2,554)         (6,558)
 Transfers (to) from the Guarantee
   Account (note 1) ...........................             --          5,528          59,781
 Interfund transfers ..........................     (1,079,728)    (1,016,677)     (1,749,674)
                                                 -------------     ----------      ----------
Increase (decrease) in net assets from
 capital transactions .........................     (1,191,853)    (1,174,553)     (2,241,206)
                                                 -------------     ----------      ----------
Increase (decrease) in net assets .............     (1,110,456)    (1,117,556)     (2,058,109)
Net assets at beginning of year ...............      1,110,456      2,228,012       4,286,121
                                                 -------------     ----------      ----------
Net assets at end of year .....................  $          --      1,110,456       2,228,012
                                                 =============     ==========      ==========



                                                     Variable Insurance Products Funds
                                                --------------------------------------------
                                                           High Income Portfolio
                                                --------------------------------------------
                                                          Year ended December 31,
                                                      1997            1996          1995
                                                --------------- --------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..............        90,203         180,548      158,418
 Net realized gain (loss) .....................       185,532         (17,100)     137,054
 Unrealized appreciation (depreciation) on
   investments ................................       (92,552)         27,229       66,195
                                                      -------         -------      -------
Increase (decrease) in net assets from
 operations ...................................       183,183         190,677      361,667
                                                      -------         -------      -------
From capital transactions:
 Net premiums .................................            --              --        4,082
 Loan interest ................................             6            (361)         (11)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .............................            --         (59,986)          --
   Surrenders .................................      (163,901)       (136,277)     (28,969)
   Loans ......................................        (6,459)         (1,885)      (9,125)
   Cost of insurance and administrative
    expense (note 3) ..........................       (11,738)        (16,160)     (21,564)
   Transfer gain (loss) and transfer fees .....       (44,309)          4,523       (1,538)
 Transfers (to) from the Guarantee
   Account (note 1) ...........................            --              --      (32,657)
 Interfund transfers ..........................    (1,280,202)       (873,671)    (572,358)
                                                   ----------        --------     --------
Increase (decrease) in net assets from
 capital transactions .........................    (1,506,603)     (1,083,817)    (662,140)
                                                   ----------      ----------     --------
Increase (decrease) in net assets .............    (1,323,420)       (893,140)    (300,473)
Net assets at beginning of year ...............     1,323,420       2,216,560    2,517,033
                                                   ----------      ----------    ---------
Net assets at end of year .....................            --       1,323,420    2,216,560
                                                   ==========      ==========    =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                Variable Insurance Products Fund (continued)
                                                --------------------------------------------
                                                          Equity-Income Portfolio
                                                -------------------------------------------
                                                          Year ended December 31,
                                                      1997           1996          1995
                                                --------------- -------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..............   $ 1,096,993        272,689      316,878
 Net realized gain (loss) .....................     1,197,816        500,603      130,101
 Unrealized appreciation (depreciation) on
   investments ................................     1,016,128        539,174    1,347,468
                                                  -----------        -------    ---------
Increase (decrease) in net assets from
 operations ...................................     3,310,937      1,312,466    1,794,447
                                                  -----------      ---------    ---------
From capital transactions:
 Net premiums .................................       215,369         77,436       10,886
 Loan interest ................................        (5,772)        (6,953)      (1,495)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .............................       (18,249)       (92,711)      (4,351)
   Surrenders .................................       (71,914)      (373,251)    (112,902)
   Loans ......................................      (121,271)      (215,646)    (106,657)
   Cost of insurance and administrative
    expense (note 3) ..........................      (151,529)      (114,634)     (66,845)
   Transfer gain (loss) and transfer fees .....        58,911         41,116       14,451
 Transfers (to) from the Guarantee
   Account (note 1) ...........................       112,723        127,788        4,600
 Interfund transfers ..........................       311,215      3,056,657    2,227,097
                                                  -----------      ---------    ---------
Increase (decrease) in net assets from
 capital transactions .........................       329,483      2,499,802    1,964,784
                                                  -----------      ---------    ---------
Increase (decrease) in net assets .............     3,640,420      3,812,268    3,759,231
Net assets at beginning of year ...............    12,389,259      8,576,991    4,817,760
                                                  -----------      ---------    ---------
Net assets at end of year .....................   $16,029,679     12,389,259    8,576,991
                                                  ===========     ==========    =========



                                                   Variable Insurance Products Fund
                                                              (continued)
                                                ---------------------------------------
                                                           Growth Portfolio
                                                ---------------------------------------
                                                        Year ended December 31,
                                                     1997         1996         1995
                                                ------------- ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..............     194,168      359,170      (44,930)
 Net realized gain (loss) .....................   1,766,746      536,491      280,133
 Unrealized appreciation (depreciation) on
   investments ................................    (282,336)      31,232    1,091,397
                                                  ---------      -------    ---------
Increase (decrease) in net assets from
 operations ...................................   1,678,578      926,893    1,326,600
                                                  ---------      -------    ---------
From capital transactions:
 Net premiums .................................      78,875       27,587           --
 Loan interest ................................      (3,060)      (3,910)        (717)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .............................      (1,634)     (73,221)     (10,299)
   Surrenders .................................     (28,946)     (32,373)    (120,929)
   Loans ......................................    (153,343)     (43,837)    (117,116)
   Cost of insurance and administrative
    expense (note 3) ..........................     (99,653)     (83,276)     (53,507)
   Transfer gain (loss) and transfer fees .....      26,694       14,043       (7,004)
 Transfers (to) from the Guarantee
   Account (note 1) ...........................      44,630      135,064      (33,912)
 Interfund transfers ..........................      44,400    1,429,513    1,797,003
                                                  ---------    ---------    ---------
Increase (decrease) in net assets from
 capital transactions .........................     (92,037)   1,369,590    1,453,519
                                                  ---------    ---------    ---------
Increase (decrease) in net assets .............   1,586,541    2,296,483    2,780,119
Net assets at beginning of year ...............   8,806,011    6,509,528    3,729,409
                                                  ---------    ---------    ---------
Net assets at end of year .....................  10,392,552    8,806,011    6,509,528
                                                 ==========    =========    =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                        Variable Insurance
                                                                    Products Fund (continued)
                                                           --------------------------------------------
                                                                        Overseas Portfolio
                                                           --------------------------------------------
                                                                     Year ended December 31,
                                                                 1997            1996          1995
                                                           --------------- --------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) .........................  $    433,050          94,750      (45,215)
 Net realized gain (loss) ................................       801,884         517,315      383,399
 Unrealized appreciation (depreciation)
   on investments ........................................      (489,713)        (15,497)     356,600
                                                            ------------         -------      -------
Increase (decrease) in net assets from operations ........       745,221         596,568      694,784
                                                            ------------         -------      -------
From capital transactions:
 Net premiums ............................................        12,810          10,673        2,721
 Loan interest ...........................................        (2,436)           (326)        (240)
 Transfers (to) from the general account
   of Life of Virginia
   Death benefits ........................................            --         (10,056)          --
   Surrenders ............................................       (26,126)        (99,794)      (7,562)
   Loans .................................................      (140,934)        (49,140)       2,467
    Cost of insurance and administrative
     expense (note 3) ....................................       (59,162)        (67,126)     (58,660)
    Transfer gain (loss) and transfer fees ...............       (12,801)         30,035       (8,973)
 Transfers (to) from Guarantee Account (note 1)                   61,472          47,987      (35,445)
 Interfund transfers .....................................    (1,392,016)     (2,098,908)   3,279,602
                                                            ------------      ----------    ---------
Increase (decrease) in net assets
 from capital transactions ...............................    (1,559,193)     (2,236,655)   3,173,910
                                                            ------------      ----------    ---------
Increase (decrease) in net assets ........................      (813,972)     (1,640,087)   3,868,694
Net assets at beginning of period ........................     5,376,544       7,016,631    3,147,937
                                                            ------------      ----------    ---------
Net assets at end of period ..............................  $  4,562,572       5,376,544    7,016,631
                                                            ============      ==========    =========



                                                                      Variable Insurance
                                                                       Products Fund II
                                                           -----------------------------------------
                                                                    Asset Manager Portfolio
                                                           -----------------------------------------
                                                                    Year ended December 31,
                                                               1997           1996          1995
                                                           ------------ --------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) .........................    885,930         447,121       59,587
 Net realized gain (loss) ................................    187,349         168,152       13,225
 Unrealized appreciation (depreciation)
   on investments ........................................    534,401         400,455    1,011,885
                                                              -------         -------    ---------
Increase (decrease) in net assets from operations ........  1,607,680       1,015,728    1,084,697
                                                            ---------       ---------    ---------
From capital transactions:
 Net premiums ............................................     98,687              --           --
 Loan interest ...........................................     (4,946)         (3,433)        (675)
 Transfers (to) from the general account
   of Life of Virginia
   Death benefits ........................................   (149,074)             --           --
   Surrenders ............................................     (8,956)       (497,465)    (202,275)
   Loans .................................................    (97,092)       (368,309)    (244,730)
    Cost of insurance and administrative
     expense (note 3) ....................................    (98,131)        (86,595)     (78,782)
    Transfer gain (loss) and transfer fees ...............        397           2,356      100,982
 Transfers (to) from Guarantee Account (note 1)                33,707           1,000           --
 Interfund transfers .....................................    (59,803)       (122,445)     363,603
                                                            ---------       ---------    ---------
Increase (decrease) in net assets
 from capital transactions ...............................   (285,211)     (1,074,891)     (61,877)
                                                            ---------      ----------    ---------
Increase (decrease) in net assets ........................  1,322,469         (59,163)   1,022,820
Net assets at beginning of period ........................  8,253,664       8,312,827    7,290,007
                                                            ---------      ----------    ---------
Net assets at end of period ..............................  9,576,133       8,253,664    8,312,827
                                                            =========      ==========    =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                            Variable Insurance Products               Variable Insurance
                                                                Fund II (continued)                    Products Fund III
                                                    -------------------------------------------- -----------------------------
                                                                                                    Growth &        Growth
                                                                     Contrafund                      Income      Opportunities
                                                                     Portfolio                      Portfolio      Portfolio
                                                    -------------------------------------------- -------------- --------------
                                                                                    Period from    Period from    Period from
                                                                                    January 16,      May 16,        May 16,
                                                      Year ended     Year ended       1995 to        1997 to        1997 to
                                                     December 31,   December 31,   December 31,   December 31,   December 31,
                                                         1997           1996           1995           1997           1997
                                                    -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................   $   68,315       (22,842)        13,146        (1,712)        (1,910)
 Net realized gain (loss) .........................      268,831       100,260         10,744         6,219            876
 Unrealized appreciation (depreciation)
   on investments .................................      823,917       476,601         63,150        11,314         39,235
                                                      ----------       -------         ------        ------         ------
Increase (decrease) in net assets from operations      1,161,063       554,019         87,040        15,821         38,201
                                                      ----------       -------         ------        ------         ------
From capital transactions:
 Net premiums .....................................      171,916       139,592             --        12,486         18,354
 Loan interest ....................................       (3,288)         (465)            --            --             --
 Transfers (to) from the general account
   of Life of Virginia
   Death benefits .................................       (1,797)      (20,796)            --            --             --
   Surrenders .....................................       (9,456)      (35,592)       (22,360)           --             --
   Loans ..........................................     (118,554)      (41,285)        (2,010)           --             --
   Cost of insurance and administrative
    expense (note 3) ..............................      (72,675)      (34,864)        (4,851)       (1,616)        (1,627)
   Transfer gain (loss) and transfer fees .........       34,177        58,463            464        10,283            (20)
 Transfers (to) from Guarantee Account
   (note 1) .......................................      150,028       105,233            100            --          2,963
 Interfund transfers ..............................    1,827,255     2,524,438      1,404,008       373,471        293,576
                                                      ----------     ---------      ---------       -------        -------
Increase (decrease) in net assets from capital
 transactions .....................................    1,977,606     2,694,724      1,375,351       394,624        313,246
                                                      ----------     ---------      ---------       -------        -------
Increase (decrease) in net assets .................    3,138,669     3,248,743      1,462,391       410,445        351,447
Net assets at beginning of period .................    4,711,134     1,462,391             --            --             --
                                                      ----------     ---------      ---------       -------        -------
Net assets at end of period .......................   $7,849,803     4,711,134      1,462,391       410,445        351,447
                                                      ==========     =========      =========       =======        =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                        Neuberger & Berman Advisers Management Trust
                                                        --------------------------------------------
                                                                    Balanced Portfolio
                                                        -------------------------------------------
                                                                  Year ended December 31,
                                                              1997           1996          1995
                                                        --------------- ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ......................  $      98,194      269,151        20,403
 Net realized gain (loss) .............................        315,380       13,816       103,017
 Unrealized appreciation (depreciation) on
   investments ........................................       (146,827)    (182,324)      294,095
                                                         -------------     --------       -------
Increase (decrease) in net assets from operations .....        266,747      100,643       417,515
                                                         -------------     --------       -------
From capital transactions:
 Net premiums .........................................             --           --         4,082
 Loan interest ........................................           (669)        (657)         (420)
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .....................................             --           --            --
   Surrenders .........................................        (19,398)     (27,861)     (186,754)
   Loans ..............................................         (4,103)     (34,817)      (73,079)
   Cost of insurance and administrative expense
    (note 3) ..........................................        (19,558)     (20,292)      (22,223)
   Transfer gain (loss) and transfer fees .............            669        5,371         6,489
 Transfers (to) from the Guarantee Account
   (note 1) ...........................................             --           --            --
 Interfund transfers ..................................     (2,096,250)     (79,871)     (102,681)
                                                         -------------     --------      --------
Increase (decrease) in net assets from capital
 transactions .........................................     (2,139,309)    (158,127)     (374,586)
                                                         -------------     --------      --------
Increase (decrease) in net assets .....................     (1,872,562)     (57,484)       42,929
Net assets at beginning of year .......................      1,872,562    1,930,046     1,887,117
                                                         -------------    ---------     ---------
Net assets at end of year .............................  $          --    1,872,562     1,930,046
                                                         =============    =========     =========



                                                        Neuberger & Berman Advisers Management
                                                                         Trust
                                                        ---------------------------------------
                                                                    Bond Portfolio
                                                        ---------------------------------------
                                                                Year ended December 31,
                                                             1997          1996         1995
                                                        ------------- ------------- -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ......................      30,012        57,904      40,500
 Net realized gain (loss) .............................      (3,318)       (5,135)       (637)
 Unrealized appreciation (depreciation) on
   investments ........................................      (1,629)      (34,909)     39,427
                                                             ------       -------      ------
Increase (decrease) in net assets from operations .....      25,065        17,860      79,290
                                                             ------       -------      ------
From capital transactions:
 Net premiums .........................................          --            --       2,721
 Loan interest ........................................      (2,301)          258         851
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .....................................          --            --          --
   Surrenders .........................................          --       (43,768)
   Loans ..............................................      53,065       (55,969)      3,998
   Cost of insurance and administrative expense
    (note 3) ..........................................      (5,054)       (7,634)     (9,345)
   Transfer gain (loss) and transfer fees .............     (38,185)       (5,840)      1,033
 Transfers (to) from the Guarantee Account
   (note 1) ...........................................          --            --          --
 Interfund transfers ..................................    (670,024)     (163,478)      5,402
                                                           --------      --------      ------
Increase (decrease) in net assets from capital
 transactions .........................................    (662,499)     (276,431)      4,660
                                                           --------      --------      ------
Increase (decrease) in net assets .....................    (637,434)     (258,571)     83,950
Net assets at beginning of year .......................     637,434       896,005     812,055
                                                           --------      --------     -------
Net assets at end of year .............................          --       637,434     896,005
                                                           ========      ========     =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                      Neuberger & Berman Advisers
                                                                     Management Trust (continued)
                                                                  -----------------------------------
                                                                           Growth Portfolio
                                                                  -----------------------------------
                                                                        Year ended December 31,
                                                                      1997         1996       1995
                                                                  ------------ ----------- ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ................................  $   54,741     58,809      4,866
 Net realized gain (loss) .......................................     150,610      5,513      3,921
 Unrealized appreciation (depreciation) on investments ..........     (55,310)    (6,856)    87,810
                                                                   ----------     ------     ------
Increase (decrease) in net assets from operations ...............     150,041     57,466     96,597
                                                                   ----------     ------     ------
From capital transactions:
 Net premiums ...................................................          --         --      2,721
 Loan interest ..................................................        (894)    (1,215)        --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...............................................          --         --         --
   Surrenders ...................................................          --         --         --
   Loans ........................................................      (7,618)        --       (710)
   Cost of insurance and administrative expense (note 3) ........      (7,810)    (7,938)    (5,013)
   Transfer gain (loss) and transfer fees .......................      (1,185)      (482)      (693)
 Transfers (to) from the Guarantee Account (note 1) .............          --         --         --
 Interfund transfers ............................................    (881,910)   (74,169)   380,756
                                                                   ----------    -------    -------
Increase (decrease) in net assets from capital transactions .....    (899,417)   (83,804)   377,061
                                                                   ----------    -------    -------
Increase (decrease) in net assets ...............................    (749,376)   (26,338)   473,658
Net assets at beginning of year .................................     749,376    775,714    302,056
                                                                   ----------    -------    -------
Net assets at end of year .......................................  $       --    749,376    775,714
                                                                   ==========    =======    =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                      Federated Investors Insurance Series
                                                    -------------------------------------------------------------------------
                                                      American Leaders Fund II             High Income Bond Fund II
                                                    ----------------------------- -------------------------------------------
                                                                     Period from                                 Period from
                                                                    September 5,                                 February 7,
                                                      Year ended       1996 to      Year ended     Year ended      1995 to
                                                     December 31,   December 31,   December 31,   December 31,   December 31,
                                                         1997           1996           1997           1996           1995
                                                    -------------- -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................   $ (1,957)            36          34,274         30,654        1,160
 Net realized gain (loss) .........................     11,788             19           5,827          1,726            8
 Unrealized appreciation (depreciation) on
   investments ....................................     53,148          2,855          55,167         27,920        1,465
                                                      --------          -----          ------         ------        -----
Increase (decrease) in net assets from
 operations .......................................     62,979          2,910          95,268         60,300        2,633
                                                      --------          -----          ------         ------        -----
From capital transactions:
 Net premiums .....................................     92,480             --          43,594             --           --
 Loan interest ....................................         (3)            --          (1,353)            --           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .................................         --             --              --             --           --
   Surrenders .....................................         --             --              --             --           --
   Loans ..........................................        205             --         (11,473)       (40,000)          --
   Cost of insurance and administrative
    expense (note 3) ..............................     (3,145)           (65)         (8,961)        (4,447)        (151)
   Transfer gain (loss) and transfer fees .........      1,084         (1,522)           (359)           100           73
 Transfer (to) from the Guarantee Account
   (note 1) .......................................      5,323            300           5,441         (6,742)          --
 Interfund transfers ..............................    341,074         16,140       1,432,858        571,170       95,663
                                                      ----------       ------       ---------        -------       ------
Increase (decrease) in net assets from capital
 transactions .....................................    437,018         14,853       1,459,747        520,081       95,585
                                                      ----------       ------       ---------        -------       ------
Increase (decrease) in net assets .................    499,997         17,763       1,555,015        580,381       98,218
Net assets at beginning of period .................     17,763             --         678,599         98,218           --
                                                      ----------       ------       ---------        -------       ------
Net assets at end of period .......................   $517,760         17,763       2,233,614        678,599       98,218
                                                      ==========       ======       =========        =======       ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                        Federated Investors Insurance Series (continued)
                                                                        ------------------------------------------------
                                                                                        Utility Fund II
                                                                        -----------------------------------------------
                                                                                                           Period from
                                                                                                           February 7,
                                                                          Year ended       Year ended        1995 to
                                                                         December 31,     December 31,     December 31,
                                                                             1997             1996             1995
                                                                        --------------   --------------   -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ....................................     $   8,360           4,472            2,069
 Net realized gain (loss) ...........................................        11,484           9,190              237
 Unrealized appreciation (depreciation) on investments ..............        50,092           5,651           12,097
                                                                          ---------           -----           ------
Increase (decrease) in net assets from operations ...................        69,936          19,313           14,403
                                                                          ---------          ------           ------
From capital transactions:
 Net premiums .......................................................            --              --               --
 Loan interest ......................................................           (55)           (110)             (40)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...................................................            --              --               --
   Surrenders .......................................................            --              --               --
   Loans ............................................................       (34,631)         (2,022)          (1,207)
   Cost of insurance and administrative expense (note 3) ............        (3,486)         (1,683)            (686)
   Transfer gain (loss) and transfer fees ...........................         2,314            (364)              65
 Transfer (to) from the Guarantee Account (note 1) ..................        10,521           3,000               --
 Interfund transfers ................................................       107,029         130,977           80,066
                                                                          ---------         -------           ------
Increase (decrease) in net assets from capital transactions .........        81,692         129,798           78,198
                                                                          ---------         -------           ------
Increase (decrease) in net assets ...................................       151,628         149,111           92,601
Net assets at beginning of period ...................................       241,712          92,601               --
                                                                          ---------         -------           ------
Net assets at end of period .........................................     $ 393,340         241,712           92,601
                                                                          =========         =======           ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                                   Alger American
                                                                   -----------------------------------------------
                                                                                 Small Cap Portfolio
                                                                   -----------------------------------------------
                                                                                                      Period from
                                                                                                       October 6,
                                                                     Year ended       Year ended        1995 to
                                                                    December 31,     December 31,     December 31,
                                                                        1997             1996             1995
                                                                   --------------   --------------   -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...............................     $   24,230          (7,102)           (312)
 Net realized gain (loss) ......................................        155,266         (13,977)            912
 Unrealized appreciation (depreciation) on investments .........        (23,084)        (18,580)          5,196
                                                                     ----------         -------           -----
Increase (decrease) in net assets from operations ..............        156,412         (39,659)          5,796
                                                                     ----------         -------           -----
From capital transactions:
 Net premiums ..................................................         88,579          22,914              --
 Loan interest .................................................              2              68              --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ..............................................             --         (11,290)             --
   Surrenders ..................................................         (1,243)        (40,820)             --
   Loans .......................................................        (51,090)        (33,607)             --
   Cost of insurance and administrative expense
    (note 3) ...................................................        (17,890)        (10,161)           (243)
   Transfer gain (loss) and transfer fees ......................         (6,935)          5,384          (5,081)
 Transfer (to) from the Guarantee Account (note 1) .............         72,126             929              --
 Interfund transfers ...........................................        148,081         863,942         313,943
                                                                     ----------         -------         -------
Increase (decrease) in net assets from capital transactions             231,630         797,359         308,619
                                                                     ----------         -------         -------
Increase (decrease) in net assets ..............................        388,042         757,700         314,415
Net assets at beginning of period ..............................      1,072,115         314,415              --
                                                                     ----------         -------         -------
Net assets at end of period ....................................     $1,460,157       1,072,115         314,415
                                                                     ==========       =========         =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                                                                 PBHG
                                                                                                              Insurance
                                                                 Alger American (continued)                  Series Fund
                                                        -------------------------------------------- ----------------------------
                                                                                                          PBHG
                                                                                                        Large Cap        PBHG
                                                                           Growth                        Growth       Growth II
                                                                         Portfolio                      Portfolio     Portfolio
                                                        -------------------------------------------- -------------- -------------
                                                                                        Period from    Period from   Period from
                                                                                        November 2,     July 22,       May 22,
                                                          Year ended     Year ended       1995 to        1997 to       1997 to
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             1997           1996           1995           1997           1997
                                                        -------------- -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ......................   $   (5,714)        6,391           (81)         (205)          (540)
 Net realized gain (loss) .............................      121,886        (8,548)            1            (1)         1,296
 Unrealized appreciation (depreciation) on
   investments ........................................      195,886        27,545         1,973           656           (846)
                                                          ----------        ------         -----          ------        -----
Increase (decrease) in net assets from operations .....      312,058        25,388         1,893           450            (90)
                                                          ----------        ------         -----          ------        -----
From capital transactions:
 Net premiums .........................................       23,449        11,882            --            --          4,615
 Loan interest ........................................         (449)      (11,178)           --            --             --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .....................................           --            --            --            --             --
   Surrenders .........................................       (4,963)         (716)           --            --             --
   Loans ..............................................      (60,475)      (10,642)           --            --             --
   Cost of insurance and administrative expense
    (note 3) ..........................................      (20,884)       (7,424)          (84)         (134)          (460)
   Transfer gain (loss) and transfer fees .............      (16,706)        9,692          (530)           53          1,309
 Transfer (to) from the Guarantee Account
   (note 1) ...........................................       25,127         5,392            --         3,269          2,518
 Interfund transfers ..................................      147,496     1,228,789        99,661        28,216         84,214
                                                          ----------     ---------        ------        -------        ------
Increase (decrease) in net assets from capital
 transactions .........................................       92,595     1,225,795        99,047        31,404         92,196
                                                          ----------     ---------        ------        -------        ------
Increase (decrease) in net assets .....................      404,653     1,251,183       100,940        31,854         92,106
Net assets at beginning of period .....................    1,352,123       100,940            --            --             --
                                                          ----------     ---------       -------        -------        ------
Net assets at end of period ...........................   $1,756,776     1,352,123       100,940        31,854         92,106
                                                          ==========     =========       =======        =======        ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                Janus Aspen Series
                                                    ------------------------------------------
                                                           Aggressive Growth Portfolio
                                                    ------------------------------------------
                                                             Year ended December 31,
                                                         1997           1996          1995
                                                    -------------- ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................   $  (28,915)       (6,598)       10,683
 Net realized gain (loss) .........................      192,226       267,683       127,218
 Unrealized appreciation (depreciation) on
   investments ....................................       99,444      (112,622)      116,589
                                                      ----------      --------       -------
Increase (decrease) in net assets from
 operations .......................................      262,755       148,463       254,490
                                                      ----------      --------       -------
From capital transactions:
 Net premiums .....................................       60,192         3,031            --
 Loan interest ....................................          (77)         (266)           --
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................           --            --            --
   Surrenders .....................................         (318)      (48,757)       (5,038)
   Loans ..........................................      (68,184)       (2,874)       (2,322)
   Cost of insurance and administrative
    expense (note 3) ..............................      (24,702)      (20,310)      (12,055)
   Transfer gain (loss) and transfer fees .........       43,699        (3,623)       55,524
 Transfers (to) from the Guarantee
   Account (note 1) ...............................       34,546        10,008        10,848
 Interfund transfers ..............................      503,885       (61,164)    1,209,599
                                                      ----------      --------     ---------
Increase (decrease) in net assets from
 capital transactions .............................      549,041      (123,955)    1,256,556
                                                      ----------      --------     ---------
Increase (decrease) in net assets .................      811,796        24,508     1,511,046
Net assets at beginning of period .................    1,976,676     1,952,168       441,122
                                                      ----------     ---------     ---------
Net assets at end of period .......................   $2,788,472     1,976,676     1,952,168
                                                      ==========     =========     =========



                                                               Janus Aspen Series
                                                    ----------------------------------------
                                                                Growth Portfolio
                                                    ----------------------------------------
                                                            Year ended December 31,
                                                         1997          1996         1995
                                                    ------------- ------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................      62,948        31,388       16,068
 Net realized gain (loss) .........................     243,734       132,138       22,274
 Unrealized appreciation (depreciation) on
   investments ....................................     376,858       144,223      180,762
                                                        -------       -------      -------
Increase (decrease) in net assets from
 operations .......................................     683,540       307,749      219,104
                                                        -------       -------      -------
From capital transactions:
 Net premiums .....................................     100,831        24,787           --
 Loan interest ....................................        (600)       (1,074)          --
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................          --                         --
   Surrenders .....................................     (11,331)      (24,314)          --
   Loans ..........................................    (101,750)      (75,374)     (22,537)
   Cost of insurance and administrative
    expense (note 3) ..............................     (43,347)      (23,158)      (9,297)
   Transfer gain (loss) and transfer fees .........         594           435         (777)
 Transfers (to) from the Guarantee
   Account (note 1) ...............................      84,063        65,687        2,500
 Interfund transfers ..............................   1,105,318     1,204,517      471,417
                                                      ---------     ---------      -------
Increase (decrease) in net assets from
 capital transactions .............................   1,133,778     1,171,506      441,306
                                                      ---------     ---------      -------
Increase (decrease) in net assets .................   1,817,318     1,479,255      660,410
Net assets at beginning of period .................   2,786,888     1,307,633      647,223
                                                      ---------     ---------      -------
Net assets at end of period .......................   4,604,206     2,786,888    1,307,633
                                                      =========     =========    =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                        Janus Aspen Series (continued)
                                                 --------------------------------------------
                                                          Worldwide Growth Portfolio
                                                 --------------------------------------------
                                                   Year ended     Year ended     Year ended
                                                  December 31,   December 31,   December 31,
                                                      1997           1996           1995
                                                 -------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...............   $   22,598        19,102         (5,828)
 Net realized gain (loss) ......................      457,649       156,316         17,153
 Unrealized appreciation (depreciation) on
   investments .................................      666,571       498,790        203,456
                                                   ----------       -------        -------
Increase in net assets from operations .........    1,146,818       674,208        214,781
                                                   ----------       -------        -------
From capital transactions:
 Net premiums ..................................      334,686          (533)            --
 Loan interest .................................         (933)       95,498              9
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..............................       (1,737)           --             --
   Surrenders ..................................       (5,393)      (27,186)        (4,667)
   Loans .......................................      (74,934)      (15,174)        (2,293)
   Cost of insurance and administrative
    expense (note 3) ...........................      (79,593)      (34,706)        (8,860)
   Transfer gain (loss) and transfer fees ......       14,879           685          2,987
 Transfers (to) from the Guarantee
   Account (note 1) ............................      109,443        43,645             --
 Interfund transfers ...........................    1,831,317     2,870,698        729,507
                                                   ----------     ---------        -------
Increase (decrease) in net assets from
 capital transactions ..........................    2,127,735     2,932,927        716,683
                                                   ----------     ---------        -------
Increase (decrease) in net assets ..............    3,274,553     3,607,135        931,464
Net assets at beginning of period ..............    4,951,837     1,344,702        413,238
                                                   ----------     ---------        -------
Net assets at end of period ....................   $8,226,390     4,951,837      1,344,702
                                                   ==========     =========      =========


                                                       Janus Aspen Series (continued)
                                                 -------------------------------------------
                                                             Balanced Portfolio
                                                 -------------------------------------------
                                                                                Period from
                                                                                October 27,
                                                   Year ended     Year ended      1995 to
                                                  December 31,   December 31,   December 31,
                                                      1997           1996           1995
                                                 -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...............      39,186         6,506           172
 Net realized gain (loss) ......................      16,368         3,534             6
 Unrealized appreciation (depreciation) on
   investments .................................     172,861        38,227         1,767
                                                     -------        ------         -----
Increase in net assets from operations .........     228,415        48,267         1,945
                                                     -------        ------         -----
From capital transactions:
 Net premiums ..................................      32,001            --            --
 Loan interest .................................         (48)       53,887            --
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..............................          --            --            --
   Surrenders ..................................      (2,416)           --            --
   Loans .......................................      26,990        (1,996)           --
   Cost of insurance and administrative
    expense (note 3) ...........................     (13,436)       (3,985)          (54)
   Transfer gain (loss) and transfer fees ......         606          (851)         (185)
 Transfers (to) from the Guarantee
   Account (note 1) ............................      41,217        45,923            --
 Interfund transfers ...........................   2,601,676       457,706        29,856
                                                   ---------       -------        ------
Increase (decrease) in net assets from
 capital transactions ..........................   2,686,590       550,684        29,617
                                                   ---------       -------        ------
Increase (decrease) in net assets ..............   2,915,005       598,951        31,562
Net assets at beginning of period ..............     630,513        31,562            --
                                                   ---------       -------        ------
Net assets at end of period ....................   3,545,518       630,513        31,562
                                                   =========       =======        ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                        Janus Aspen Series (continued)
                                                 --------------------------------------------
                                                                   Flexible
                                                                    Income
                                                                  Portfolio
                                                 --------------------------------------------
                                                                                 Period from
                                                                                 November 1,
                                                   Year ended     Year ended       1995 to
                                                  December 31,   December 31,   December 31,
                                                      1997           1996           1995
                                                 -------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...............   $   9,796         8,453           171
 Net realized gain (loss) ......................       3,107           111            --
 Unrealized appreciation (depreciation) on
   investments .................................       4,489           585            26
                                                   ---------         -----           ---
Increase (decrease) in net assets from
 operations ....................................      17,392         9,149           197
                                                   ---------         -----           ---
From capital transactions:
 Net premiums ..................................      21,946           (18)           --
 Loan interest .................................         (28)           --            --
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..............................          --            --            --
   Surrenders ..................................          --            --            --
   Loans .......................................     (30,720)       (4,791)           --
   Cost of insurance and administrative
    expense (note 3) ...........................      (1,977)         (963)          (12)
   Transfer gain (loss) and transfer fees ......        (429)         (200)           17
 Transfers (to) from the Guarantee
   Account (note 1) ............................       3,243            --            --
 Interfund transfers ...........................       3,106       149,346         6,746
                                                   ---------       -------         -----
Increase (decrease) in net assets from
 capital transactions ..........................      (4,859)      143,374         6,751
                                                   ---------       -------         -----
Increase (decrease) in net assets ..............      12,533       152,523         6,948
Net assets at beginning of period ..............     159,471         6,948            --
                                                   ---------       -------         -----
Net assets at end of period ....................   $ 172,004       159,471         6,948
                                                   =========       =======         =====



                                                       Janus Aspen Series (continued)
                                                 -------------------------------------------
                                                         International            Capital
                                                            Growth              Appreciation
                                                           Portfolio             Portfolio
                                                 ----------------------------- -------------
                                                                  Period from   Period from
                                                                    June 5,       May 22,
                                                   Year ended       1996 to       1997 to
                                                  December 31,   December 31,   December 31,
                                                      1997           1996           1997
                                                 -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...............      (5,942)        1,086            (75)
 Net realized gain (loss) ......................     145,208         2,328         (7,519)
 Unrealized appreciation (depreciation) on
   investments .................................      45,943        17,399           (582)
                                                     -------        ------         ------
Increase (decrease) in net assets from
 operations ....................................     185,209        20,813         (8,176)
                                                     -------        ------         ------
From capital transactions:
 Net premiums ..................................      60,001            --             --
 Loan interest .................................      (1,662)           --             --
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..............................          --            --             --
   Surrenders ..................................          --            --             --
   Loans .......................................     (10,000)           --             --
   Cost of insurance and administrative
    expense (note 3) ...........................     (16,021)         (958)          (181)
   Transfer gain (loss) and transfer fees ......      12,507            58            (24)
 Transfers (to) from the Guarantee
   Account (note 1) ............................     122,804        10,500             --
 Interfund transfers ...........................   1,044,932       359,635         20,306
                                                   ---------       -------         ------
Increase (decrease) in net assets from
 capital transactions ..........................   1,212,561       369,235         20,101
                                                   ---------       -------         ------
Increase (decrease) in net assets ..............   1,397,770       390,048         11,925
Net assets at beginning of period ..............     390,048            --             --
                                                   ---------       -------         ------
Net assets at end of period ....................   1,787,818       390,048         11,925
                                                   =========       =======         ======

                 See accompanying notes to financial statements

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                         NOTES TO FINANCIAL STATEMENTS


                               December 31, 1997


(1) DESCRIPTION OF ENTITY

     Life of Virginia Separate Account III (the Account) is a separate investment account established in 1986 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for variable life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

     In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

     During 1997, the Life of Virginia Series Fund, Inc. changed its name to the GE Investments Funds, Inc. As a result the Life of Virginia Series Funds, Inc. -- Common Stock Index, Government Securities, Money Market, Total Return, International Equity, and Real Estate Securities Portfolios were renamed the GE Investments Funds, Inc. -- S&P 500 Index, Government Securities, Money Market, Total Return, International Equity, and Real Estate Securities Funds, respectively. On December 12, 1997, the Account added the GE Investments Funds, Inc. -- Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:




               Before the Substitution                        After the Substitution
               -----------------------                       -----------------------
         Shares of Money Market                      Shares of Money Market Fund -- GE
         Portfolio -- Variable Insurance Products    Investments Funds, Inc.
         Fund

         Shares of Money Fund -- Oppenheimer         Shares of Money Market Fund -- GE
         Variable Account Funds                      Investments Funds, Inc.

         Shares of Government Securities             Shares of Income Fund -- GE Investments
         Fund -- GE Investments Funds, Inc.          Funds, Inc.

         Shares of Bond Portfolio -- Neuberger &     Shares of Income Fund -- GE Investments
         Berman Advisers Management Trust            Funds, Inc.

         Shares of High Income                       Shares of High Income
         Portfolio -- Variable Insurance Products    Fund -- Oppenheimer Variable Account
         Fund                                        Funds

         Shares of Growth Portfolio -- Neuberger &   Shares of Growth Portfolio -- Variable
         Berman Advisers Management Trust            Insurance Products Fund

         Shares of Balanced Portfolio -- Neuberger   Shares of Balanced Portfolio -- Janus
         & Berman Advisers Management Trust          Aspen Series

     The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series as investment options.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

     In May 1996, two new investment subdivisions were added to the Account. One of these subdivisions, the International Growth Portfolio, invests solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The other new subdivision, the American Leaders Fund II, invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund.

     During 1995, nine new investment subdivisions were added to the Account. The Utility Fund II and High Income Bond Fund II each invest solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund. The Contrafund Portfolio invest solely in a designated portfolio of the Variable Insurance Products Fund II, a series type mutual fund. The International Equity Portfolio and the Real Estate Securities Portfolio each invest solely in a designated portfolio of GE Investments Funds, Inc., a series type mutual fund. The Balanced Portfolio and Flexible Income Portfolio each invest solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The Growth and Small Cap Portfolio each invest solely in a designated portfolio of the Alger American Fund, a series type mutual fund.

     In November 1995, six subdivisions were closed to new money. Three of these subdivisions, the Balanced Portfolio, Bond Portfolio, and Growth Portfolio each invest solely in a designated portfolio of the Advisers Management Trust, a series type mutual fund. The fourth and fifth closed subdivisions, the Money Market Portfolio and High Income Portfolio, each invest solely in a designated portfolio of the Variable Insurance Products Fund, a series type mutual fund. The sixth closed subdivision, the Money Fund, invests solely in a designated portfolio of the Oppenheimer Variable Account Funds, a series type mutual fund.

     For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for one year, after which a new rate may be declared.


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     Investments

     Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

     The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1997, were:




                                           Cost of        Proceeds
                                            Shares          from
Fund/Portfolio                             Acquired      Shares Sold
--------------                          -------------   ------------

GE Investments Funds, Inc.:
 S&P 500 Index ......................    $ 8,032,050      6,194,365
 Government Securities ..............      1,251,481      2,001,175
 Money Market .......................     61,002,543     58,778,814
 Total Return .......................        922,950        290,364
 International Equity ...............      7,620,532      8,233,219
 Real Estate Securities .............      4,069,320      3,251,803
 Global Income ......................         14,406             28
 Value Equity .......................        261,813         12,473
 Income .............................      2,508,341      1,225,378
Oppenheimer Variable Account Funds:
 Money ..............................          7,779        165,577
 Bond ...............................      2,411,856        570,092
 Capital Appreciation ...............      3,174,508      2,084,978
 Growth .............................      2,656,616      1,202,158
 High Income ........................     12,173,121      9,559,231
 Multiple Strategies ................        856,625        231,073
Variable Insurance Products Fund:
 Money Market .......................        117,746      1,224,804
 High Income ........................        106,897      1,523,682
 Equity-Income ......................      8,750,306      7,375,355
 Growth .............................     12,824,108     12,755,174
 Overseas ...........................     13,987,950     15,115,740
Variable Insurance Products Fund II:
 Asset Manager ......................      1,899,086      1,291,429
 Contrafund .........................      4,530,147      2,527,307
Variable Insurance Products Fund III:
 Growth & Income ....................        477,203         83,768
 Growth Opportunities ...............        320,493          8,887

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                           Cost of       Proceeds
                                           Shares          from
Fund/Portfolio                            Acquired      Shares Sold
--------------                          ------------   ------------

Advisers Management Trust:
 Balanced ...........................    $  130,321     2,161,304
 Bond ...............................       540,253     1,164,453
 Growth .............................        82,552       931,033
Federated Investors Insurance Series:
 American Leaders II ................       640,382       206,557
 High Income Bond II ................     1,613,788       117,984
 Utility II .........................       255,252       167,395
Alger American:
 Small Cap ..........................     5,205,381     4,935,939
 Growth .............................     3,218,130     3,130,436
PBHG Insurance Series Fund:
 PBHG Large Cap Growth ..............        31,499           285
 PBHG Growth II .....................       131,457        41,071
Janus Aspen Series:
 Aggressive Growth ..................     6,708,660     6,232,353
 Growth .............................     2,700,020     1,514,310
 Worldwide Growth ...................     4,750,673     2,597,729
 Balanced ...........................     2,844,427       154,435
 Flexible Income ....................       185,899       180,506
 International Growth ...............     3,209,551     2,017,055
 Capital Appreciation ...............       110,111        90,052

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

     Capital Transactions

     The increase (decrease) of outstanding units from capital transactions for the years or periods ended December 31, 1997, 1996 and 1995 are as follows:




                                                                GE Investments Funds, Inc.
                                                              ------------------------------
                                                                  S&P 500       Government
                                                                   Index        Securities
                                                                    Fund           Fund
                                                              --------------- --------------
Units outstanding at December 31, 1994 ......................     14,529          46,022
 Net premiums ...............................................         --              --
 Loan interest ..............................................         (1)             (1)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................         --              --
   Surrenders ...............................................         --          (1,652)
   Loans ....................................................         --             (64)
   Cost of insurance and administrative expense .............       (238)           (268)
 Transfers (to) from the Guarantee Account ..................        425              --
 Interfund transfers ........................................     24,972           1,009
                                                                  --------        --------
Net increase (decrease) in units from capital transactions ..     25,158            (976)
                                                                  --------        --------
Units outstanding at December 31, 1995 ......................     39,687          45,046
 Net premiums ...............................................        --              --
 Loan interest ..............................................         (2)             (1)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................     (2,944)             --
   Surrenders ...............................................       (365)         (1,455)
   Loans ....................................................       (982)            (84)
   Cost of insurance and administrative expense .............       (502)           (457)
 Transfers (to) from the Guarantee Account ..................      1,692            (177)
 Interfund transfers ........................................     22,032             682
                                                                  --------        --------
Net increase (decrease) in units from capital transactions ..     18,929          (1,492)
                                                                  --------        --------
Units outstanding at December 31, 1996 ......................     58,616          43,554
 Net premiums ...............................................        918             705
 Loan interest ..............................................        (15)            (24)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................        (56)             --
   Surrenders ...............................................     (1,568)        (14,115)
   Loans ....................................................       (310)         (1,284)
   Cost of insurance and administrative expense .............       (770)           (447)
 Transfers (to) from the Guarantee Account ..................      1,030              15
 Interfund transfers ........................................     35,756         (28,404)
                                                                  --------       ---------
Net increase (decrease) in units from capital transactions ..     34,985         (43,554)
                                                                  --------       ---------
Units outstanding at December 31, 1997 ......................     93,601              --
                                                                  ========       =========



                                                                       GE Investments Funds, Inc.
                                                              ---------------------------------------------
                                                                   Money           Total     International
                                                                  Market          Return            Equity
                                                                    Fund            Fund              Fund
                                                              --------------- -------------- --------------
Units outstanding at December 31, 1994 ......................       279,834      46,934              --
 Net premiums ...............................................       855,859          --              --
 Loan interest ..............................................            --          (5)             --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................            --          --              --
   Surrenders ...............................................        (4,894)     (2,846)             --
   Loans ....................................................            --         274              --
   Cost of insurance and administrative expense .............        (2,909)       (523)            (61)
 Transfers (to) from the Guarantee Account ..................         2,104         108           1,432
 Interfund transfers ........................................      (717,801)      9,771          18,757
                                                                   --------      --------        ------
Net increase (decrease) in units from capital transactions ..       132,359       6,779          20,127
                                                                   --------      --------        ------
Units outstanding at December 31, 1995 ......................       412,193      53,713          20,127
 Net premiums ...............................................     1,523,788          --              --
 Loan interest ..............................................            60          (7)             --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................        (2,190)         --              --
   Surrenders ...............................................       (20,965)     (5,166)             --
   Loans ....................................................       (80,419)         --              67
   Cost of insurance and administrative expense .............        (8,609)       (646)           (384)
 Transfers (to) from the Guarantee Account ..................       (34,420)      1,981              --
 Interfund transfers ........................................    (1,106,323)     12,921          49,244
                                                                 ----------      --------        ------
Net increase (decrease) in units from capital transactions ..       270,922       9,083          48,927
                                                                 ----------      --------        ------
Units outstanding at December 31, 1996 ......................       683,115      62,796          69,054
 Net premiums ...............................................       888,521       1,582              69
 Loan interest ..............................................         1,522           3              (1)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................            --      (5,200)             --
   Surrenders ...............................................        (4,893)       (404)             --
   Loans ....................................................       (15,590)     (1,334)            123
   Cost of insurance and administrative expense .............        (7,485)       (686)           (623)
 Transfers (to) from the Guarantee Account ..................        (1,925)      1,924              --
 Interfund transfers ........................................      (795,469)      5,670         (48,010)
                                                                 ----------      --------       ---------
Net increase (decrease) in units from capital transactions ..        64,681       1,555         (48,442)
                                                                 ----------      --------       ---------
Units outstanding at December 31, 1997 ......................       747,796      64,351          20,612
                                                                 ==========      ========       =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                        GE Investments Funds, Inc. (continued)
                                                                   ------------------------------------------------
                                                                    Real Estate     Global      Value
                                                                     Securities     Income     Equity      Income
                                                                        Fund         Fund       Fund        Fund
                                                                   ------------- ----------- ---------- -----------
Units outstanding at December 31, 1994 ...........................         --         --           --          --
  Net premiums ...................................................         --         --           --          --
  Loan interest ..................................................         --         --           --          --
  Transfers (to) from the general account of Life of Virginia:
   Death benefits ................................................         --         --           --          --
   Surrenders ....................................................         --         --           --          --
   Loans .........................................................         --         --           --          --
   Cost of insurance and administrative expense ..................         --         --           --          --
  Transfers (to) from the Guarantee Account ......................         --         --           --          --
  Interfund transfers ............................................         34         --           --          --
                                                                           --         --           --          --
Net increase (decrease) in units from capital transactions .......         34         --           --          --
                                                                           --         --           --          --
Units outstanding at December 31, 1995 ...........................         34         --           --          --
  Net premiums ...................................................        753         --           --          --
  Loan interest ..................................................         --         --           --          --
  Transfers (to) from the general account of Life of Virginia:
   Death benefits ................................................         --         --           --          --
   Surrenders ....................................................         --         --           --          --
   Loans .........................................................         --         --           --          --
   Cost of insurance and administrative expense ..................        (95)        --           --          --
  Transfers (to) from the Guarantee Account ......................         --         --           --          --
  Interfund transfers ............................................     13,935         --           --          --
                                                                       ------         --           --          --
Net increase (decrease) in units from capital transactions .......     14,593         --           --          --
                                                                       ------         --           --          --
Units outstanding at December 31, 1996 ...........................     14,627         --           --          --
  Net premiums ...................................................      3,906         --          356          --
  Loan interest ..................................................         --         --           --          --
  Transfers (to) from the general account of Life of Virginia:
   Death benefits ................................................         --         --           --          --
   Surrenders ....................................................         --         --           --          --
   Loans .........................................................     (1,039)        --           --        (240)
   Cost of insurance and administrative expense ..................       (570)         (2)        (48)        (74)
  Transfers (to) from the Guarantee Account ......................        203         --           --          --
  Interfund transfers ............................................     41,075       1,338      18,848     122,212
                                                                       ------       ------     ------     -------
Net increase (decrease) in units from capital transactions .......     43,575       1,336      19,156     121,898
                                                                       ------       ------     ------     -------
Units outstanding at December 31, 1997 ...........................     58,202       1,336      19,156     121,898
                                                                       ======       ======     ======     =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                        Oppenheimer Variable Account Funds
                                                    ------------------------------------------
                                                                                    Capital
                                                        Money         Bond       Appreciation
                                                        Fund          Fund           Fund
                                                    ------------ -------------- --------------
Units outstanding at December 31, 1994 ............     18,745      147,920          76,520
 Net premiums .....................................         --           --              --
 Loan interest ....................................         --            4              25
 Transfers (to) from the general account of Life of
   Virginia:
    Death benefits ................................         --           --              --
    Surrenders ....................................         --        2,256           4,214
    Loans .........................................         --        1,691              --
    Cost of insurance and administrative expense ..       (307)       1,407             733
 Transfers (to) from the Guarantee Account ........         --         (908)             --
 Interfund transfers ..............................      4,754      (70,852)         49,237
                                                    ----------   ----------     -----------
Net increase (decrease) in units from capital
 transactions .....................................      4,447      (66,402)         54,209
                                                    ----------   ----------     -----------
Units outstanding at December 31, 1995 ............     23,192       81,518         130,729
 Net premiums .....................................         --           (1)             --
 Loan interest ....................................        (17)          --             449
 Transfers (to) from the general account of Life of
   Virginia:
    Death benefits ................................         --           --              --
    Surrenders ....................................         --            1          35,618
    Loans .........................................       (477)           5          86,753
    Cost of insurance and administrative expense ..       (152)           4          34,370
 Transfers (to) from the Guarantee Account ........         --           --         (17,958)
 Interfund transfers ..............................    (12,159)        (205)        (92,553)
                                                    ----------   ------------   -----------
Net increase (decrease) in units from capital
 transactions .....................................    (12,805)        (196)         46,679
                                                    ----------   ------------   -----------
Units outstanding at December 31, 1996 ............     10,387       81,322         177,408
 Net premiums .....................................         --          567           5,184
 Loan interest ....................................         --           10             (15)
 Transfers (to) from the general account of Life of
   Virginia:
    Death benefits ................................         --           --              --
    Surrenders ....................................         --           --            (182)
    Loans .........................................         --         (938)         (2,466)
    Cost of insurance and administrative expense ..       (104)        (792)         (2,250)
 Transfers (to) from the Guarantee Account ........         --          465           2,796
 Interfund transfers ..............................    (10,283)      80,017          25,443
                                                    ----------   ------------   -----------
Net increase (decrease) in units ..................    (10,387)      79,329          28,510
                                                    ----------   ------------   -----------
Units outstanding at December 31, 1997 ............         --      160,651         205,918
                                                    ==========   ============   ===========



                                                        Oppenheimer Variable Account Funds
                                                    -------------------------------------------
                                                                       High         Multiple
                                                        Growth        Income       Strategies
                                                         Fund          Fund           Fund
                                                    ------------- -------------- --------------
Units outstanding at December 31, 1994 ............    54,677        51,645         108,079
 Net premiums .....................................        --            --              --
 Loan interest ....................................        (3)           (5)            (24)
 Transfers (to) from the general account of Life of
   Virginia:
    Death benefits ................................        --            --            (222)
    Surrenders ....................................       (24)       (8,422)        (10,095)
    Loans .........................................       (19)           --          (3,540)
    Cost of insurance and administrative expense ..       (58)       (5,208)         (1,158)
 Transfers (to) from the Guarantee Account ........        38         1,022              --
 Interfund transfers ..............................     2,975        41,879          12,494
                                                    -----------   -----------    ----------
Net increase (decrease) in units from capital
 transactions .....................................     2,909        29,266          (2,545)
                                                    -----------   -----------    ----------
Units outstanding at December 31, 1995 ............    57,586        80,911         105,534
 Net premiums .....................................       789            --           1,018
 Loan interest ....................................       (21)           (6)             (9)
 Transfers (to) from the general account of Life of
   Virginia:
    Death benefits ................................        --            --          (2,597)
    Surrenders ....................................      (351)         (561)         (9,180)
    Loans .........................................      (573)       (3,511)           (395)
    Cost of insurance and administrative expense ..      (747)       (1,688)         (1,016)
 Transfers (to) from the Guarantee Account ........       587         2,536             173
 Interfund transfers ..............................    21,301        57,787          10,394
                                                    -----------   -----------    ------------
Net increase (decrease) in units from capital
 transactions .....................................    20,985        54,557          (1,612)
                                                    -----------   -----------    ------------
Units outstanding at December 31, 1996 ............    78,571       135,468         103,922
 Net premiums .....................................     4,979         3,036             515
 Loan interest ....................................       (57)          (20)            (30)
 Transfers (to) from the general account of Life of
   Virginia:
    Death benefits ................................        --            --             (83)
    Surrenders ....................................        --          (291)             --
    Loans .........................................    (1,925)         (949)            364
    Cost of insurance and administrative expense ..    (1,203)       (1,459)         (1,248)
 Transfers (to) from the Guarantee Account ........     2,441            --             999
 Interfund transfers ..............................    45,075        71,340          18,636
                                                    -----------   -----------    ------------
Net increase (decrease) in units ..................    49,310        71,657          19,153
                                                    -----------   -----------    ------------
Units outstanding at December 31, 1997 ............   127,881       207,125         123,075
                                                    ===========   ===========    ============

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                  Variable Insurance Products
                                                                             Fund
                                                                  ---------------------------
                                                                      Money          High
                                                                      Market        Income
                                                                    Portfolio     Portfolio
                                                                  ------------- -------------
Units outstanding at December 31, 1994 ..........................     307,911     137,168
 Net premiums ...................................................          --         221
 Loan interest ..................................................        (155)         (1)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...............................................      (1,297)         --
   Surrenders ...................................................     (30,624)     (1,567)
   Loans ........................................................      (2,592)       (493)
   Cost of insurance and administrative expense .................      (3,039)     (1,166)
 Transfers (to) from the Guarantee Account ......................       4,138      (1,766)
 Interfund transfers ............................................    (121,109)    (30,952)
                                                                     --------     ---------
Net increase (decrease) in units from capital transactions ......    (154,678)    (35,724)
                                                                     --------     ---------
Units outstanding at December 31, 1995 ..........................     153,233     101,444
 Net premiums ...................................................          --          --
 Loan interest ..................................................          49         (17)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...............................................          --      (2,625)
   Surrenders ...................................................      (8,837)     (5,963)
   Loans ........................................................      (1,180)        (82)
   Cost of insurance and administrative expense .................        (990)       (707)
 Transfers (to) from the Guarantee Account ......................         377          --
 Interfund transfers ............................................     (69,258)    (38,231)
                                                                     --------     ---------
Net increase (decrease) in units from capital transactions ......     (79,839)    (47,625)
                                                                     --------     ---------
Units outstanding at December 31, 1996 ..........................      73,394      53,819
 Net premiums ...................................................          --          --
 Loan interest ..................................................        (523)         --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...............................................          --          --
   Surrenders ...................................................        (765)     (6,032)
   Loans ........................................................      (1,169)       (238)
   Cost of insurance and administrative expense .................        (526)       (432)
 Transfers (to) from the Guarantee Account ......................          --          --
 Interfund transfers ............................................     (70,411)    (47,117)
                                                                     --------     ---------
Net increase (decrease) in units ................................     (73,394)    (53,819)
                                                                     --------     ---------
Units outstanding at December 31, 1997 ..........................          --          --
                                                                     ========     =========



                                                                    Variable Insurance Products Fund
                                                                  -------------------------------------
                                                                    Equity-
                                                                     Income      Growth      Overseas
                                                                   Portfolio   Portfolio    Portfolio
                                                                  ----------- ----------- -------------
Units outstanding at December 31, 1994 ..........................   279,777     205,138       223,734
 Net premiums ...................................................       523          --           202
 Loan interest ..................................................       (72)        (31)          (18)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...............................................      (209)       (442)           --
   Surrenders ...................................................    (5,420)     (5,195)         (563)
   Loans ........................................................    (5,120)     (5,031)          184
   Cost of insurance and administrative expense .................    (3,209)     (2,299)       (4,367)
 Transfers (to) from the Guarantee Account ......................       221      (1,457)       (2,639)
 Interfund transfers ............................................   106,909      77,199       244,178
                                                                    -------     -------       -------
Net increase (decrease) in units from capital transactions ......    93,623      62,744       236,977
                                                                    -------     -------       -------
Units outstanding at December 31, 1995 ..........................   373,400     267,882       460,711
 Net premiums ...................................................     3,304       1,064           682
 Loan interest ..................................................      (297)       (151)          (21)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...............................................    (3,957)     (2,821)         (642)
   Surrenders ...................................................   (15,932)     (1,247)       (6,376)
   Loans ........................................................    (9,205)     (1,689)       (3,139)
   Cost of insurance and administrative expense .................    (4,893)     (3,208)       (4,289)
 Transfers (to) from the Guarantee Account ......................     5,455       5,203         3,066
 Interfund transfers ............................................   130,475      55,069      (134,096)
                                                                    -------     -------      --------
Net increase (decrease) in units from capital transactions ......   104,950      52,220      (144,815)
                                                                    -------     -------      --------
Units outstanding at December 31, 1996 ..........................   478,350     320,102       315,896
 Net premiums ...................................................     8,841       6,684           600
 Loan interest ..................................................      (237)       (259)         (114)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...............................................      (749)       (139)           --
   Surrenders ...................................................    (2,952)     (2,453)       (1,224)
   Loans ........................................................    (4,978)    (12,995)       (6,601)
   Cost of insurance and administrative expense .................    (6,220)     (8,445)       (2,771)
 Transfers (to) from the Guarantee Account ......................     4,627       3,782         2,879
 Interfund transfers ............................................    12,774       3,763       (65,198)
                                                                    -------     -------      --------
Net increase (decrease) in units ................................    11,106     (10,062)      (72,429)
                                                                    -------     -------      --------
Units outstanding at December 31, 1997 ..........................   489,456     310,040       243,467
                                                                    =======     =======      ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                     Variable Insurance        Variable Insurance
                                                                          Products                  Products
                                                                          Fund II                   Fund III
                                                                  ------------------------ --------------------------
                                                                     Asset                   Growth &      Growth
                                                                    Manager    Contrafund     Income    Opportunities
                                                                   Portfolio    Portfolio   Portfolio     Portfolio
                                                                  ----------- ------------ ----------- --------------
Units outstanding at December 31, 1994 ..........................   467,908          --          --            --
 Net premiums ...................................................        --          --          --            --
 Loan interest ..................................................       (24)         --          --            --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...............................................        --          --          --            --
   Surrenders ...................................................    (7,239)     (1,711)         --            --
   Loans ........................................................    (8,758)       (154)
   Cost of insurance and administrative expense .................    (2,819)       (371)         --            --
 Transfers (to) from the Guarantee Account ......................        --           8          --            --
 Interfund transfers ............................................    13,012     107,436          --            --
                                                                    -------     -------          --            --
Net increase (decrease) in units from capital transactions ......    (5,828)    105,208          --            --
                                                                    -------     -------          --            --
Units outstanding at December 31, 1995 ..........................   462,080     105,208          --            --
 Net premiums ...................................................        --       9,420
 Loan interest ..................................................      (180)        (31)         --            --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...............................................        --      (1,403)         --            --
   Surrenders ...................................................   (26,089)     (2,402)         --            --
   Loans ........................................................   (19,316)     (2,786)         --            --
   Cost of insurance and administrative expense .................    (4,541)     (2,353)         --            --
 Transfers (to) from the Guarantee Account ......................        52       7,102          --            --
 Interfund transfers ............................................    (6,421)    170,366          --            --
                                                                    -------     -------          --            --
Net increase (decrease) in units from capital transactions ......   (56,495)    177,913          --            --
                                                                    -------     -------          --            --
Units outstanding at December 31, 1996 ..........................   405,585     283,121          --            --
 Net premiums ...................................................     3,583       9,027       1,078         1,677
 Loan interest ..................................................      (180)       (173)         --            --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...............................................    (5,411)        (94)         --            --
   Surrenders ...................................................      (325)       (497)         --            --
   Loans ........................................................    (3,524)     (6,225)         --            --
   Cost of insurance and administrative expense .................    (3,562)     (3,816)       (139)         (149)
 Transfers (to) from the Guarantee Account ......................     1,223       7,878          --           271
 Interfund transfers ............................................    (2,171)     95,951      32,242        26,820
                                                                    -------     -------      ------        ------
Net increase (decrease) in units ................................   (10,367)    102,051      33,181        28,619
                                                                    -------     -------      ------        ------
Units outstanding at December 31, 1997 ..........................   395,218     385,172      33,181        28,619
                                                                    =======     =======      ======        ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                        Advisers Management Trust
                                                 ---------------------------------------
                                                    Balanced        Bond        Growth
                                                   Portfolio     Portfolio    Portfolio
                                                 ------------- ------------- -----------
Units outstanding at December 31, 1994 .........     148,475      75,260        27,788
 Net premiums ..................................     (18,152)          4          (291)
 Loan interest .................................      (5,677)         --            30
 Transfers (to) from the general account of
   Life of Virginia:
    Death benefits .............................          --          --            --
    Surrenders .................................          --          --        13,267
    Loans ......................................     (26,671)         (1)        5,192
    Cost of insurance and administrative
     expense ...................................      62,341          (8)        1,579
 Transfers (to) from the Guarantee
   Account .....................................          --          --            --
 Interfund transfers ...........................     (36,037)        613         7,295
                                                     -------      --------      ------
Net increase (decrease) in units
 from capital transactions .....................     (24,196)        608        27,072
                                                     -------      --------      ------
Units outstanding at December 31, 1995 .........     124,279      75,868        54,860
 Net premiums ..................................          --          --            --
 Loan interest .................................          10        (344)          (23)
 Transfers (to) from the general account of
   Life of Virginia:
    Death benefits .............................          --          --            --
    Surrenders .................................      (1,611)         --          (964)
    Loans ......................................      (2,060)         --        (1,204)
    Cost of insurance and administrative
     expense ...................................        (281)     (2,251)         (702)
 Transfers (to) from the Guarantee
   Account .....................................          --          --            --
 Interfund transfers ...........................      (6,017)    (21,032)       (2,763)
                                                     -------     ---------      ------
Net increase (decrease) in units from capital
 transactions ..................................      (9,959)    (23,627)       (5,656)
                                                     -------     ---------      ------
Units outstanding at December 31, 1996 .........     114,320      52,241        49,204
 Net premiums ..................................          --          --            --
 Loan interest .................................         (36)       (192)          (49)
 Transfers (to) from the general account of
  Life of Virginia:
     Death benefits ............................          --          --            --
     Surrenders ................................      (1,036)         --            --
     Loans .....................................        (219)      4,440          (417)
     Cost of insurance and adminis-
       trative expense .........................      (1,045)       (423)         (428)
 Transfers (to) from the Guarantee
   Account .....................................          --          --            --
 Interfund transfers ...........................    (111,984)    (56,066)      (48,310)
                                                    --------     ---------     -------
Net increase (decrease) in units ...............    (114,320)    (52,241)      (49,204)
                                                    --------     ---------     -------
Units outstanding at December 31, 1997 .........          --          --            --
                                                    ========     =========     =======



                                                            Federated Investors
                                                             Insurance Series
                                                 -----------------------------------------
                                                   American        High
                                                    Leaders    Income Bond      Utility
                                                    Fund II      Fund II        Fund II
                                                 ------------ ------------- --------------
Units outstanding at December 31, 1994 .........       --             --           --
 Net premiums ..................................       --             --           --
 Loan interest .................................       --             --           (4)
 Transfers (to) from the general account of
   Life of Virginia:
    Death benefits .............................       --             --           --
    Surrenders .................................       --             --           --
    Loans ......................................       --             --         (117)
    Cost of insurance and administrative
     expense ...................................       --            (13)         (67)
 Transfers (to) from the Guarantee
   Account .....................................       --             --           --
 Interfund transfers ...........................       --          8,287        7,772
                                                       ----        -----        --------
Net increase (decrease) in units
 from capital transactions .....................       --          8,274        7,584
                                                       ----        -----        --------
Units outstanding at December 31, 1995 .........       --          8,274        7,584
 Net premiums ..................................       --             --           --
 Loan interest .................................       --             --           (9)
 Transfers (to) from the general account of
   Life of Virginia:
    Death benefits .............................       --             --           --
    Surrenders .................................       --             --           --
    Loans ......................................       --         (3,262)        (162)
    Cost of insurance and administrative
     expense ...................................       (6)          (363)        (134)
 Transfers (to) from the Guarantee
   Account .....................................       29           (550)         240
 Interfund transfers ...........................    1,583         46,581       10,466
                                                    -------       ------       ---------
Net increase (decrease) in units from capital
 transactions ..................................    1,606         42,406       10,401
                                                    -------       ------       ---------
Units outstanding at December 31, 1996 .........    1,606         50,680       17,985
 Net premiums ..................................    7,266          2,919           --
 Loan interest .................................       --            (91)          (4)
 Transfers (to) from the general account of
  Life of Virginia:
     Death benefits ............................       --             --           --
     Surrenders ................................       --             --           --
     Loans .....................................       16           (768)      (2,368)
     Cost of insurance and adminis-
       trative expense .........................     (247)          (600)        (238)
 Transfers (to) from the Guarantee
   Account .....................................      418            364          719
 Interfund transfers ...........................    26,797        95,909        7,319
                                                    -------       ------       ---------
Net increase (decrease) in units ...............    34,250        97,733        5,428
                                                    -------       ------       ---------
Units outstanding at December 31, 1997 .........    35,856       148,413       23,413
                                                    =======      =======       =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                                PBHG Insurance
                                                       Alger American             Series Fund          Janus Aspen Series
                                                 -------------------------- ----------------------- ------------------------
                                                                             Large Cap                Aggressive
                                                  Small Cap      Growth        Growth    Growth II      Growth      Growth
                                                  Portfolio     Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                                                 ----------- -------------- ----------- ----------- ------------- ----------
Units outstanding at December 31, 1994 .........        --          --            --          --       38,797       66,450
 Net premiums ..................................        --          --            --          --           --           --
 Loan interest .................................        --          --            --          --           --           --
 Transfers (to) from the general account of
   Life of Virginia:
    Death benefits .............................        --          --            --          --           --           --
    Surrenders .................................        --          --            --          --           --         (160)
    Loans ......................................        --          --            --          --           --          (74)
    Cost of insurance and administrative
     expense ...................................       (26)         (9)           --          --         (177)        (382)
 Transfers (to) from the Guarantee
   Account .....................................        --          --            --          --           --          344
 Interfund transfers ...........................    33,546      10,491            --          --       97,800       38,349
                                                    ------      --------          --          --       -------      ------
Net increase (decrease) in units from capital
 transactions ..................................    33,520      10,482            --          --       97,623       38,077
                                                    ------      --------          --          --       -------      ------
Units outstanding at December 31, 1995 .........    33,520      10,482            --          --      136,420      104,527
 Net premiums ..................................     2,249       1,125            --          --         (657)      (2,168)
 Loan interest .................................         7          --            --          --           --          190
 Transfers (to) from the general account of
   Life of Virginia:
    Death benefits .............................    (1,108)     (1,058)           --          --           --           --
    Surrenders .................................    (4,005)        (68)           --          --           --       34,885
    Loans ......................................    (3,297)     (1,007)           --          --           24        2,056
    Cost of insurance and administrative
     expense ...................................      (997)       (702)           --          --           49       14,531
 Transfers (to) from the Guarantee
   Account .....................................        91         510            --          --         (559)      (7,160)
 Interfund transfers ...........................    84,755     116,263            --          --       (5,574)      43,761
                                                    ------     --------           --          --       -------     -------
Net increase (decrease) in units from capital
 transactions ..................................    77,695     115,063            --          --       (6,717)      86,095
                                                    ------     --------           --          --       -------     -------
Units outstanding at December 31, 1996 .........   111,215     125,545            --          --      129,703      190,622
Net premiums ............................... ...     9,853       1,256            --         439        4,146        6,158
 Loan interest .................................        --         (24)           --          --           (5)         (37)
 Transfers (to) from the general account of
   Life of Virginia:
    Death benefits .............................        --          --            --          --           --           --
    Surrenders .................................      (138)       (266)           --          --          (22)        (692)
    Loans ......................................    (5,683)     (3,238)           --          --       (4,697)      (6,214)
    Cost of insurance and administrative
     expense ...................................    (1,990)     (1,118)          (11)        (44)      (1,702)      (2,647)
 Transfers (to) from the Guarantee
   Account .....................................     8,023       1,345           283         239        2,380        5,134
 Interfund transfers ...........................    16,471       7,897         2,446       8,006       34,709       67,507
                                                   -------     --------        -----       -----       --------     -------
Net increase (decrease) in units ...............    26,536       5,852         2,718       8,640       34,809       69,209
                                                   -------     --------        -----       -----       --------     -------
Units outstanding at December 31, 1997 .........   137,751     131,397         2,718       8,640      164,512      259,831
                                                   =======     ========        =====       =====      ========     =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                                                                      Janus Aspen Series (continued)
                                                 -------------------------------------------------------------------------
                                                                                 Flexible     International     Capital
                                                  Worldwide      Balanced         Income          Growth      Appreciation
                                                  Portfolio     Portfolio       Portfolio       Portfolio      Portfolio
                                                 ----------- --------------- --------------- --------------- -------------
Units outstanding at December 31, 1994 .........    42,734           --              --               --          --
 Net premiums ..................................        --           --              --               --          --
 Loan interest .................................        --           --              --               --          --
 Transfers (to) from the general account of
   Life of Virginia:
    Death benefits .............................        --           --              --               --          --
    Surrenders .................................        --          (19)             --               --          --
    Loans ......................................    (3,459)         (10)             --               --          --
    Cost of insurance and administrative
     expense ...................................    (1,427)         (37)             (1)              --          --
 Transfers (to) from the Guarantee
   Account .....................................       384           --              --               --          --
 Interfund transfers ...........................    72,352        3,038             663               --          --
                                                    ------        -------           -----             --          --
Net increase (decrease) in units from capital
 transactions ..................................    67,850        2,972             662               --          --
                                                    ------        -------           -----             --          --
Units outstanding at December 31, 1995 .........   110,584        2,972             662               --          --
 Net premiums ..................................     4,425        1,590             -----             --          --
 Loan interest .................................      (192)            (9)           (2)              --          --
 Transfers (to) from the general account of
   Life of Virginia:
    Death benefits .............................        --           --              --               --          --
    Surrenders .................................    (4,341)        (452)             --               --          --
    Loans ......................................   (13,458)        (253)           (448)              --          --
    Cost of insurance and administrative
     expense ...................................    (4,135)        (578)            (90)             (87)         --
 Transfers (to) from the Guarantee
   Account .....................................    11,729          726              --              951          --
 Interfund transfers ...........................   215,068       47,770          13,978           32,559          --
                                                   -------       --------        --------         ------          --
Net increase (decrease) in units from capital
 transactions ..................................   209,096       48,794          13,438           33,423          --
                                                   -------       --------        --------         ------          --
Units outstanding at December 31, 1996 .........   319,680       51,766          14,100           33,423          --
 Net premiums ..................................    19,120        2,260           1,522            4,872          --
 Loan interest .................................       (53)          (3)             (2)            (135)         --
 Transfers (to) from the general account of
   Life of Virginia:
    Death benefits .............................       (99)          --              --               --          --
    Surrenders .................................      (308)        (171)             --               --          --
    Loans ......................................    (4,281)       1,907          (2,130)            (812)         --
    Cost of insurance and administrative
     expense ...................................    (4,547)        (949)           (137)          (1,301)          (9)
 Transfers (to) from the Guarantee
   Account .....................................     6,252        2,912             225            9,973          --
 Interfund transfers ...........................   104,621       183,798            215           84,860          959
                                                   -------       --------        --------         ------          ----
Net increase (decrease) in units ...............   120,705       189,754           (307)          97,457          950
                                                   -------       --------        --------         ------          ----
Units outstanding at December 31, 1997 .........   440,385       241,520         13,793          130,880          950
                                                   =======       ========        ========        =======          ====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

Federal Income Taxes

     The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.


Use of Estimates

     Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) RELATED PARTY TRANSACTIONS

     The premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years, a charge is made by Life of Virginia to cover the expenses of issuing the policy. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with the partial surrender.

     A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily and equals the effective annual rate of .90% of the net assets of the Account. Life of Virginia also charges the Account for certain administrative charges which are deducted daily and equal the effective annual rate of .40% of the net assets of the Account.

     GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

     Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance Policies issued by Life of Virginia.

     GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Government Securities Fund, .50% for the Money Market and Total Return Funds, 1.00% for the International Equity Fund and .85% for the Real Estate Securities Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

     Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.

THE LIFE INSURANCE COMPANY OF
VIRGINIA AND SUBSIDIARY

Consolidated Financial Statements

December 31, 1997, 1996, and 1995

(With Independent Auditors' Report Thereon)

Independent Auditors' Report


The Board of Directors
The Life Insurance Company of Virginia:


We have audited the accompanying consolidated balance sheets of The Life Insurance Company of Virginia (an indirect wholly-owned subsidiary of General Electric Capital Corporation) and subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholders' equity, and cash flows for the year ended December 31, 1997 and the nine months ended December 31, 1996. We have also audited the preacquisition statements of income, stockholders' equity and cash flows for the three months ended March 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. The accompanying consolidated financial statements of The Life Insurance Company of Virginia for the year ended December 31, 1995, were audited by other auditors whose report, dated February 8, 1996 on those consolidated financial statements included an explanatory paragraph that described the change in the Company's method of accounting for certain investments.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Life Insurance Company of Virginia and subsidiary as of December 31, 1997 and 1996, and the results of their operations and their cash flows for the year ended December 31, 1997, the nine month period ended December 31, 1996 and the preacquisition three month period ended March 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, effective April 1, 1996, General Electric Capital Corporation acquired all of the outstanding stock of The Life Insurance Company of Virginia in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

KPMG Peat Marwick LLP

Richmond, Virginia
January 6, 1998

                        REPORT OF INDEPENDENT AUDITIORS

Board of Directors
The Life Insurance Company of Virginia

     We have audited the accompanying consolidated statements of income, stockholder's equity, and cash flows of The Life Insurance Company of Virginia and subsidiaries for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated results of operations and cash flows of The Life Insurance Company of Virginia and subsidiaries for the year ended December 31, 1995, in conformity with generally accepted accounting principles.



                                    ERNST & YOUNG LLP

Richmond, Virginia
February 8, 1996

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Balance Sheets

December 31, 1997 and 1996
(in millions)

------------------------------------------------------------------------------------------------------------------

Assets                                                                                          1997           1996
------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities:
     Available for sale - at fair value (amortized cost:
         December 31, 1997 - $5,468.1; 1996 - $5,102.2)                                   $  5,622.6        5,142.7
   Equity securities - at fair value
     Common stocks (cost:  December 31, 1997 - $43.1; 1996 - $31.6)                             54.1           34.7
     Preferred stocks (cost:  December 31, 1997 - $87.6; 1996 - $123.5)                         97.6          130.8
   Mortgage loans on real estate (net of reserve for losses:
     December 31, 1997 - $17.2; 1996 - $20.8)                                                  496.2          585.4
   Real estate (net)                                                                            11.8           19.4
   Policy loans                                                                                188.4          179.5
   Short-term investments                                                                        -             42.4
------------------------------------------------------------------------------------------------------------------

Total investments                                                                            6,470.7        6,134.9
------------------------------------------------------------------------------------------------------------------

Cash                                                                                             0.2            6.4
Receivables:
   Premiums and other                                                                            6.6            7.9
   Reinsurance recoverable                                                                       8.7           13.1
   Accrued investment income                                                                   123.1          116.6
------------------------------------------------------------------------------------------------------------------

Total receivables                                                                              138.4          137.6

Deferred policy acquisition costs                                                              165.0           70.3

Goodwill (net of accumulated amortization:  December 31, 1997 - $11.3;
   1996 - $5.0)                                                                                117.1          125.4

Present value of future profits (net)                                                          332.6          419.2

Property and equipment at cost (net)                                                             3.2            1.7

Deferred income taxes                                                                           57.4           72.9

Other assets                                                                                    15.4           12.3

Assets held in separate accounts                                                             4,066.4        2,762.7
------------------------------------------------------------------------------------------------------------------

Total assets                                                                              $ 11,366.4        9,743.4
------------------------------------------------------------------------------------------------------------------


                                                                  (continued)

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

December 31, 1997 and 1996
(in millions, except share data)

------------------------------------------------------------------------------------------------------------------

Liabilities and Stockholders' Equity                                                          1997           1996
------------------------------------------------------------------------------------------------------------------
Policy liabilities:
   Future policy benefits                                                                 $    520.6          518.3
   Policy and contract claims                                                                   83.0           69.1
   Unearned and advance premiums                                                                 0.1            0.1
   Other policyholder funds                                                                  5,369.2        5,094.4
------------------------------------------------------------------------------------------------------------------

Total policy liabilities                                                                     5,972.9        5,681.9

General liabilities:
   Payable to affiliate, net                                                                     9.4            8.8
   Commissions and general expenses                                                             51.1           46.8
   Current income taxes                                                                         45.8           45.4
   Other liabilities                                                                            71.5          192.2
   Liabilities related to separate accounts                                                  4,066.4        2,762.7
------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                           10,217.1        8,737.8
------------------------------------------------------------------------------------------------------------------

Commitments and Contingent Liabilities
------------------------------------------------------------------------------------------------------------------

Stockholders' equity:
   Common stock - $1,000 par value:
     Authorized, issued and outstanding:  4,000 shares                                           4.0            4.0
   Additional paid-in capital                                                                  925.9          928.1
   Net unrealized investment gains                                                              74.3           19.4
   Retained earnings                                                                           145.1           54.1
------------------------------------------------------------------------------------------------------------------

Total stockholders' equity                                                                   1,149.3        1,005.6
------------------------------------------------------------------------------------------------------------------

Total liabilities and stockholders' equity                                                $ 11,366.4        9,743.4
------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Income

For the year ended December 31, 1997, the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the year ended December 31, 1995 (in millions)

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Preacquisition
                                                                                      --------------------------------
                                                                           Nine months     Three months
                                                           Year ended            ended            ended    Year ended
                                                         December 31,     December 31,        March 31,  December 31,
                                                                 1997             1996             1996          1995
----------------------------------------------------------------------------------------------------------------------
Revenue
   Premiums and policy fees                         $          273.2            154.7             92.4            179.3
   Separate account fees                                        44.4             23.1              5.9             17.7
   Net investment income (note 2)                              472.5            334.4            112.0            402.1
   Realized investment gains (losses) (note 2)                  13.3              6.0              9.0            (76.5)
   Other income                                                  2.5              0.6              1.0              2.8
----------------------------------------------------------------------------------------------------------------------

Total revenue earned                                           805.9            518.8            220.3            525.4
----------------------------------------------------------------------------------------------------------------------

Benefits and Expenses
   Benefits to policyholders                                   509.8            326.4            166.0            372.9
   Commissions and general expenses                             82.5             53.2             28.8             43.7
   Amortization of intangibles                                  59.6             50.1              0.6              3.2
   Amortization of deferred policy acquisition
      costs                                                     10.8              3.2              6.0             39.3
----------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                    662.7            432.9            201.4            459.1

Income Before Income Tax                                       143.2             85.9             18.9             66.3
   Provision for income tax (note 3)
      Current expense (benefit)                                 64.8             39.7             (3.8)            37.9
      Deferred expense (benefit)                               (12.6)            (7.9)            10.8            (10.8)
----------------------------------------------------------------------------------------------------------------------

                                                                52.2             31.8              7.0             27.1
----------------------------------------------------------------------------------------------------------------------

Net income                                          $           91.0             54.1             11.9             39.2
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Stockholders' Equity

For the year ended December 31, 1997, the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the year ended December 31, 1995 (in millions)

------------------------------------------------------------------------------------------------------------------
                                                                                                   Preacquisition
                                                                                 ---------------------------------
                                                                      Nine months    Three months
                                                       Year ended           ended           ended      Year ended
                                                      December 31,   December 31,       March 31,    December 31,
                                                             1997            1996            1996            1995
------------------------------------------------------------------------------------------------------------------
Common stock
   $1,000 par value common stock, authorized,
     issued and outstanding 4,000 in 1997,
     1996 and 1995)
------------------------------------------------------------------------------------------------------------------

   Balance at beginning and end of period              $      4.0             4.0             4.0             4.0
------------------------------------------------------------------------------------------------------------------

Additional Paid-in Capital
   Balance at beginning of period                           928.1           818.4           749.1           704.1
     Adjustment to reflect purchase method (note 1)          (2.2)          109.7             -               -
     Capital contribution from parent (notes 4, 7)            -               -              69.3            45.0
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                    925.9           928.1           818.4           749.1
------------------------------------------------------------------------------------------------------------------

Net Unrealized Investment Gains (Losses)
   Balance at beginning of period                            19.4            11.9           103.1           (97.5)
     Adjustment to reflect purchase method
        (note 1)                                              -             (11.9)            -               -
     Net unrealized investment gains (losses)                54.9            19.4           (91.2)          200.6
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                     74.3            19.4            11.9           103.1
------------------------------------------------------------------------------------------------------------------

Net Foreign Exchange Gains (Losses)
   Balance at beginning of period                             -               -               -              (3.0)
     Net foreign exchange gains (losses)                      -               -               -               3.0
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                      -               -               -               -
------------------------------------------------------------------------------------------------------------------

Retained Earnings (Deficit)
   Balance at beginning of period                            54.1           (22.4)          (34.3)          159.8
     Adjustment to reflect purchase method
        (note 1)                                              -              22.4             -               -
     Net income                                              91.0            54.1            11.9            39.2
     Dividends to stockholder                                 -               -               -             (40.0)
     Stock dividend to affiliate (note 7)                     -               -               -            (193.3)
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                    145.1            54.1           (22.4)          (34.3)
------------------------------------------------------------------------------------------------------------------

Stockholders' equity at end of period                  $  1,149.3         1,005.6           811.9           821.9
------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Cash Flows

For the year ended December 31, 1997, the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the year ended December 31, 1995 (in millions)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Preacquisition
                                                                                                     ----------------------------
                                                                                       Nine months   Three months
                                                                         Year ended          ended          ended     Year ended
                                                                       December 31,   December 31,      March 31,   December 31,
                                                                               1997           1996           1996           1995
---------------------------------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
   Net income                                                            $    91.0           54.1           11.9           39.2
   Adjustments to reconcile net income to cash provided by
     (used in) operating activities:
       Change in policy liabilities                                          239.0           53.5          (32.8)         114.2
       Change in accrued investment income                                    (6.5)         (37.6)           4.1           (2.1)
       Deferred policy acquisition costs                                    (112.3)         (74.9)         (22.2)         (76.1)
       Amortization of deferred policy acquisition costs                      10.8            3.2            6.0           39.3
       Amortization of intangibles                                            59.6           50.1            0.6            3.2
       Other amortization and depreciation                                     8.0            7.3            1.4           (1.2)
       Premiums and operating receivables, commissions and general
         expenses, income taxes and other                                   (128.5)          77.8           22.9          (65.7)
       Realized investment (gains) losses                                    (13.3)          (6.0)          (9.0)          76.5
------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) operating activities                              147.8          127.5          (17.1)         127.3
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Sale (purchase) of short-term investments - net                            42.4           49.4          (10.1)         (18.8)
   Sale or maturity of investments
     Fixed maturities - held to maturity:
       Maturities                                                              -              -              -              3.9
       Calls and prepayments                                                   -              -              -             60.9
     Fixed maturities - available for sale
       Maturities                                                              -            201.5           46.1           35.0
       Calls and prepayments                                                   -            353.5          101.0           58.6
       Sales                                                                 739.1          452.0          115.8        1,700.3
     All other investments                                                   145.1          177.3           44.9          124.6
   Purchase of investments:
     Fixed maturities - available for sale                                (1,104.1)      (1,279.5)        (144.1)      (1,950.7)
     All other investments                                                   (30.8)         (39.5)         (65.5)        (183.5)
   Purchase of property and equipment                                         (2.4)           -             (0.2)          (0.8)
------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) investing activities                             (210.7)         (85.3)          87.9         (170.5)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Capital contribution                                                        -              -              2.8            -
   Cash dividends to stockholder                                               -              -            (40.0)          (6.0)
   Change in cash overdrafts                                                   4.7          (12.7)          28.8            -
   Interest sensitive life, annuity and investment contract deposits       1,894.2        1,275.4          301.9        1,059.5
   Interest sensitive life, annuity and investment contract withdrawals   (1,842.2)      (1,305.6)        (358.8)      (1,031.7)
------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) financing activities                               56.7          (42.9)         (65.3)          21.8
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in cash                                                   (6.2)          (0.7)           5.5          (21.4)
Cash at beginning of period                                                    6.4            7.1            1.6           23.0
------------------------------------------------------------------------------------------------------------------------------

Cash at end of period                                                    $     0.2            6.4            7.1            1.6
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA & SUBSIDIARY

Notes to Consolidated Financial Statements

December 31, 1997

===============================================================================

   (1)   Summary of Significant Accounting Principles and Practices

         Basis of Presentation

         The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles (GAAP) and include the accounts of The Life Insurance Company of Virginia ("Life of Virginia" or "Company") and its subsidiary, Assigned Settlements Inc. All material intercompany accounts and transactions have been eliminated.

         Prior to April 1, 1996, Combined Insurance Company of America ("CICA") owned 100% or 4,000 shares of Life of Virginia. CICA is a wholly-owned subsidiary of AON Corporation (AON). On April 1, 1996, CICA sold 100% of the issued and outstanding shares of Life of Virginia to General Electric Capital Corporation ("GE Capital"). Immediately thereafter, 80% was contributed to General Electric Capital Assurance Company (the "Parent"). On December 31, 1996, the remaining 20% was contributed to General Electric Financial Assurance Holdings, Inc. ("GEFAH").

         Life of Virginia primarily sells variable annuities and universal life insurance to customers throughout most of the United States. Life of Virginia distributes variable annuities primarily through stockbrokers and universal life insurance primarily through career agents and independent brokers. Life of Virginia is also engaged in the sale of traditional individual and group life products and guaranteed investment contracts. Approximately 23%, 34% and 43% of premium and annuity consideration collected, in 1997, 1996, and 1995, respectively, came from customers residing in the South Atlantic region of the United States.

         Although the Company markets its products through numerous distributors, approximately 22%, 21% and 14% of the Company's sales in 1997, 1996 and 1995, respectively, have been through two specific national stockbrokers. Loss of all or a substantial portion of the business provided by these stockbrokers could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

THE LIFE INSURANCE COMPANY OF VIRGINIA & SUBSIDIARY

Notes to Consolidated Financial Statements



===============================================================================


   (1)   Continued

         Estimates

         Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that could affect amounts and disclosures reported therein. Actual results could differ from those estimates. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect deferred acquisition costs, PVFP, future life policy benefits, provisions for real estate-related losses and related reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

         Certain 1996 and 1995 amounts have been reclassified to conform to 1997 presentation.

         Purchase Accounting Method

         Upon acquisition of Life of Virginia by GE Capital, Life of Virginia restated its financial statements in accordance with the purchase method of accounting. The net purchase price for Life of Virginia and its subsidiary of $929.9 million was allocated according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing.

         In addition to revaluing all material tangible assets and liabilities to their respective estimated fair values as of the closing date of the sale, Life of Virginia also recorded in its consolidated financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in stockholders' equity of $118 million (net of purchase accounting adjustments of $2.2 million in 1997), reflecting the application of the purchase method of accounting. The Company's consolidated financial statements subsequent to April 1, 1996 reflect this new basis of accounting.

   (1)   Continued

         All amounts for periods ended before April 1, 1996 are labeled "Preacquisition" and are based on the preacquisition historical costs in accordance with generally accepted accounting principles. The periods ending after such date are based on fair values at April 1, 1996 (which becomes the new cost basis) and subsequent costs in accordance with the purchase method of accounting.


         Present Value of Future Profits

         As of April 1, 1996, Life of Virginia established an intangible asset which represents the present value of future profits ("PVFP"). PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

         PVFP is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied since inception. The amortization period is the remaining life of the policies, which range from 10 to 30 years from the date of original policy issue. Based on current assumptions, net amortization of the PVFP asset, expressed as a percentage, is projected to be 12.4%, 11.6%, 10.8%, 9.5% and 8.1% for the years ended December 31, 1998 through 2002, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

         Prior to April 1, 1996, Life of Virginia's PVFP was calculated in a similar manner as the PVFP discussed above and related to policies in-force on April 30, 1986, the date the Company was acquired by Aon. Under purchase accounting this PVFP was removed.

   (1)   Continued

         The projected ending balance of PVFP will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to stockholders' equity, net of applicable income tax. The components of PVFP are as follows:


                                                                                               Preacquisition
                                                                                 ------------------------------
                                                                  Nine months       Three months
                                                  Year ended            ended            ended     Year ended,
                                                December 31,     December 31,        March 31,    December 31,
(millions)                                              1997             1996             1996            1995
---------------------------------------------------------------------------------------------------------------

PVFP - beginning of period                 $             419.2              -               32.6            48.6
Adjustment related to the purchase
   method of accounting                                    -              484.0              -               -
Interest accreted at 6.75% for 1997
   and 6.25% for 1996                                     28.4             22.4              0.5             2.1
Gross amortization, excluding interest                   (81.6)           (67.5)            (1.1)           (5.3)
Dividend of Globe Life Insurance
   Company (note 7)                                        -                -                -             (12.8)
Effect of net unrealized
   investment (gains) losses                             (33.4)           (19.7)             -               -
---------------------------------------------------------------------------------------------------------------

PVFP - end of period                       $             332.6            419.2             32.0            32.6
---------------------------------------------------------------------------------------------------------------


         Goodwill

         Under the purchase method of accounting, Goodwill is the excess of the purchase price over the fair value of assets and liabilities acquired and PVFP. The Company has elected to amortize goodwill on the straight line basis over a 20 year period.

         The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determined that goodwill was not recoverable it would amortize such amounts as additional goodwill expense in the accompanying consolidated financial statements. As of December 31, 1997, the Company believes that no such adjustment is necessary.

   (1)   Continued

         Deferred Tax Assets and Liabilities

         Pursuant to the acquisition on April 1, 1996, GE Capital, and Aon Corporation, the Company's previous ultimate parent, agreed to file an election to treat the acquisition of Life of Virginia as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition were revalued based upon fair market values. The principal effect of the election was to establish a tax basis of intangibles for the value of the business acquired that is amortizable for tax purposes over 10-15 years.

         Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

         Recognition of Premium Revenue and Related Expenses

         For universal life-type and investment products, generally there is no requirement for the payment of a premium other than to maintain account values at a level sufficient to pay mortality and expense charges. Consequently, premiums for universal life-type policies and investment products are not reported as revenue, but as deposits. Policy fee revenue for universal life-type policies and investment products consists of charges for the cost of insurance, policy administration, and surrenders assessed during the period. Expenses include interest credited to policy account balances and benefit claims incurred in excess of policy account balances.

         In general, for accident and health products, premiums collected are reported as earned proportionately over the period covered by the policies. For all other life products, premiums are recognized as revenue when due. Benefits and related expenses associated with the premium revenues are charged to expense proportionately over the lives of the policies through a provision for future policy benefit liabilities and through deferral and amortization of deferred policy acquisition costs.

   (1)   Continued

         Reinsurance

         Reinsurance premiums, commissions, and expense reimbursements on reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits. Expense reimbursements received in connection with reinsurance ceded have been accounted for as a reduction of the related policy acquisition costs or, to the extent such reimbursements exceed the related acquisition costs, as other revenue. All reinsurance receivables and prepaid reinsurance premium amounts are reported as assets.

         Investments

         Fixed maturities are classified as available for sale and carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity that are included in net investment income. Included in fixed maturities are investments in mortgage-backed securities. Investment income on mortgage-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

         Short-term investments are carried at amortized cost which approximates fair value. Equity securities are valued at fair value. Mortgage loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Real estate is carried generally at cost less accumulated depreciation. Policy loans are carried at unpaid principal balance. Other long-term investments are carried generally at cost.

         Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses in a separate component of stockholders' interest and accordingly, have no effect on net income.

   (1)   Continued

         Investments that have declines in fair value below cost, that are judged to be other than temporary, are written down to estimated fair value and reported as realized investment losses. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the consolidated statements of income. In general, the Company ceases to accrue investment income when interest or dividend payments are in arrears.

         Impaired loans are loans for which it is probable that the Company will be unable to collect all amounts due according to terms of the original contractual terms of the loan agreement. This definition includes, among other things, leases, or larger groups of small-homogenous loans, and therefore applies principally to the Company's commercial loans. Life of Virginia measures impaired loans at the present value of the loans discounted cash flow using the effective interest rate of the original loan as the discount rate.

         Deferred Policy Acquisition Costs

         Costs of acquiring new business, principally commissions, underwriting and sales expenses that vary with and are primarily related to the production of new business, are deferred. For non-universal life-type products, amortization of deferred policy acquisition costs is related to and based on the present value of expected premium revenues on the policies. Periodically amortization is adjusted to reflect current withdrawal experience. Expected premium revenues are estimated by using the same assumptions used in estimating future policy benefits.

         Deferred policy acquisition costs related to universal life-type policies and investment products are amortized in relation to the present value of expected gross profits on the policies. Such amortization is adjusted periodically to reflect differences in actual and assumed gross profits.

   (1)   Continued

         To the extent that unrealized gains or losses on available for sale securities would result in an adjustment to deferred policy acquisition costs amortization, had those gains or losses actually been realized, the related deferred policy acquisition cost adjustments are recorded along with the unrealized gains or losses included in stockholders' equity with no effect on net income.

         The components of deferred policy acquisition costs are as follows:


                                                                                            Preacquisition
                                                                                   -------------------------
                                                                   Nine months   Three months
                                                   Year ended            ended          ended    Year ended
                                                 December 31,     December 31,      March 31,   December 31,
(millions)                                               1997             1996           1996           1995
------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs -                 $    70.3             -            363.9          388.1
   beginning of period
Commissions and expenses deferred                       112.3            74.9           22.2           76.1
Amortization                                            (10.8)           (3.2)          (6.0)         (39.3)
Dividend of Globe Life Insurance
   Company (note 7)                                       -               -              -            (22.8)
Effect of net unrealized investment
   (gains) losses                                        (6.8)           (1.4)          17.9          (38.2)
------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs - end of period   $   165.0            70.3          398.0          363.9
------------------------------------------------------------------------------------------------------------



         Property and Equipment

         Property and equipment are generally depreciated using the straight-line method over their estimated useful lives. As a result of purchase accounting, fully depreciated property and equipment were removed.

         Fair Value of Financial Instruments

         The following methods and assumptions were used to estimate fair values for financial instruments. The carrying amounts in the consolidated statements of financial position for cash and short-term investments approximate their fair values. Fair values for fixed

   (1)   Continued

         maturity securities and equity securities are based on quoted market prices or, if they are not actively traded, on estimated values obtained from independent pricing services or in the case of private placements, are estimated by discounted expected future cash flows using a current market rate applicable to the yield credit quality, call features and maturity of the investments, as applicable. The fair values for mortgage loans and policy loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Fair values of derivatives are based on quoted prices for exchange-traded instruments or the cost to terminate or offset with other contracts.

         Fair values for liabilities for investment-type contracts are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

         Separate Account Business

         The assets and liabilities of the separate accounts represent designated funds of group pension, variable life and annuity policyholders and are not guaranteed or supported by other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. The assets are carried at fair value and are offset by liabilities that represent such policyholders' equity in those assets. The net investment income generated from these assets is not included in the consolidated statements of income.

         The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in the new portfolios. As of December 31, 1997, approximately $44.6 million of the Company's common stock investment related to its capital investments in the separate accounts.

         Future Policy Benefit Liabilities and Unearned Premiums and Policy and Contract Claims

         Future policy benefit liabilities on non-universal life-type and accident and health products have been provided on the net level premium method. The liabilities are calculated based on assumptions as to investment yield, mortality, morbidity and

   (1)   Continued

         withdrawal rates that were determined at the date of issue or acquisition of Life of Virginia by the Parent, and provide for possible adverse deviations. Interest assumptions are graded and range from 7.4% to 6.5%.

         Withdrawal assumptions are based principally on experience and vary by plan, year of issue, and duration.

         Policyholder liabilities on universal life-type and investment products are generally based on policy account values. Interest crediting rates for these products range from 8.6% to 4.5%.

         Unearned premiums generally are calculated using the pro rata method based on gross premiums. However, in the case of credit life and credit accident and health, the unearned premiums are calculated such that the premiums are earned over the period of risk in a reasonable relationship to anticipated claims.

         Policy and contract claim liabilities represent estimates for reported claims, as well as provisions for losses incurred, but not yet reported. These claim liabilities are based on historical experience and are estimates of the ultimate amount to be paid when the claims are settled. Changes in the estimated liability are reflected in income as the estimates are revised.

         Foreign Currency Translation

         Foreign revenues and expenses are translated at average exchange rates. Foreign assets and liabilities are translated at year-end exchange rates. Unrealized foreign exchange gains or losses on translation are generally reported in stockholders' equity. No tax effect was taken into consideration for unrealized losses.


   (2)   Invested Assets and Related Income

         Under purchase accounting, the fair value of Life of Virginia's fixed maturity investments as of April 1, 1996, became Life of Virginia's new cost basis in such investments. The difference between the new cost basis and original par is then amortized against investment income over the remaining effective lives of the fixed maturity investments.

   (2)   Continued

         The Company's investments in debt and equity securities are considered available for sale and are carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of stockholders' equity. The carrying value and amortized cost of investments at December 31, 1997 and 1996 were as follows:


                                                                                          December 31, 1997
                                                               -------------------------------------------------

                                                                                Gross        Gross
                                                                  Amortized   Unrealized  Unrealized       Fair
(millions)                                                           Cost       Gains       Losses        Value
----------------------------------------------------------------------------------------------------------------

Available for sale:
     U.S. government and agencies                            $         44.3         1.3          -           45.6
     States and political subdivisions                                  1.8         0.3          -            2.1
     Foreign governments                                              200.1         6.5         (0.3)       206.3
     Corporate securities                                           3,362.1       120.6         (8.1)     3,474.6
     Mortgage-backed securities                                     1,859.8        39.6         (5.4)     1,894.0
----------------------------------------------------------------------------------------------------------------

Total fixed maturities                                              5,468.1       168.3        (13.8)     5,622.6

Total equity securities                                               130.7        21.5         (0.5)       151.7
----------------------------------------------------------------------------------------------------------------

Total available for sale                                     $      5,598.8       189.8        (14.3)     5,774.3
----------------------------------------------------------------------------------------------------------------


                                                                                          December 31, 1996
                                                               --------------------------------------------------

                                                                                Gross        Gross
                                                                  Amortized   Unrealized  Unrealized         Fair
(millions)                                                           Cost       Gains       Losses          Value
------------------------------------------------------------------------------------------------------------------
Available for sale:
     U.S. government and agencies                            $         65.5         2.1          -           67.6
     States and political subdivisions                                  2.1         -            -            2.1
     Foreign governments                                              178.2         5.6          -          183.8
     Corporate securities                                           3,092.1        29.0        (19.6)     3,101.5
     Mortgage-backed securities                                     1,764.3        29.7         (6.3)     1,787.7
-----------------------------------------------------------------------------------------------------------------

Total fixed maturities                                              5,102.2        66.4        (25.9)     5,142.7

Total equity securities                                               155.1        11.2         (0.8)       165.5
-----------------------------------------------------------------------------------------------------------------

Total available for sale                                     $      5,257.3        77.6        (26.7)     5,308.2
-----------------------------------------------------------------------------------------------------------------

   (2)   Continued

         The scheduled maturity distribution of the fixed maturity portfolio at December 31 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                               1997
                                                                               ---------------------------
                                                                                    Amortized         Fair
(millions)                                                                               Cost        Value
----------------------------------------------------------------------------------------------------------

Due in one year or less                                                      $         105.8         106.7
Due after one year through five years                                                1,196.8       1,224.3
Due after five years through ten years                                               1,654.9       1,705.3
Due after ten years                                                                    650.8         692.3
-----------------------------------------------------------------------------------------------------------

Subtotals                                                                            3,608.3       3,728.6

Mortgage-backed securities                                                           1,859.8       1,894.0
-----------------------------------------------------------------------------------------------------------

Totals                                                                       $       5,468.1       5,622.6
-----------------------------------------------------------------------------------------------------------



         As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $4.7 million and $4.5 million at December 31, 1997 and 1996, respectively.

         At December 31, 1997, approximately 24.8% and 15.9% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

         At December 31, 1997, the Company did not hold any fixed maturity securities, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of shareholders interest.

   (2)   Continued

         The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.



                                                             1997                         1996
                                                  -------------------------     -------------------------
                                                      Fair                         Fair
                                                     value      Percent           value       Percent
------------------------------------------------------------------------------------------------------

Agencies and treasuries                        $      308            5.5%   $      317          6.2%
AAA/Aaa                                             1,465           26.0         1,437         27.9
AA/Aa                                                 320            5.7           247          4.8
A/A                                                 1,101           19.6           988         19.2
BBB/Baa                                             1,862           33.1         1,864         36.3
BB/Ba                                                 307            5.5           207          4.0
B/B                                                    77            1.4            13          0.3
Not rated                                             182            3.2            69          1.3
-----------------------------------------------------------------------------------------------------

Totals                                         $    5,622          100.0%   $  5,142.         100.0%
-----------------------------------------------------------------------------------------------------



         Bonds with earnings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   (2)   Continued

         The Company had $6.4 million and $12.6 million of non-income producing investments on December 31, 1997 and December 31, 1996, respectively.

         "Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

         Under these principles, the Company has two types of "impaired" loans as of December 31, 1997 and 1996: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral at income recognition ($23.0 million and $-, respectively). There was no allowance for losses on these loans as of December 31, 1997 and 1996. Average investment in impaired loans during 1997 was $23.0 million and interest income earned on these loans while they were considered impaired was $2.0 million. There were no impaired loans nor related interest income earned on such loans in 1996.

         The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

         Geographic distribution as of December 31, 1997:



                                                                                    Mortgage    Real estate
-----------------------------------------------------------------------------------------------------------

South Atlantic                                                                          47.0%         60.3%
East North Central                                                                      14.8           2.3
Mountain                                                                                14.1           -
West South Central                                                                      12.0          37.4
Pacific                                                                                  6.6           -
Middle Atlantic                                                                          3.9           -
East South Central                                                                       1.6           -
------------------------------------------------------------------------------------------------------------

Total                                                                                  100.0%         100.0%
------------------------------------------------------------------------------------------------------------

(2)      Continued

         Type distribution as of December 31, 1997:



                                                                                Mortgage     Real estate
--------------------------------------------------------------------------------------------------------

Office building                                                                   19.8%            51.1%
Retail                                                                            23.7             21.3
Industrial                                                                        21.2               -
Apartments                                                                        21.8             25.3
Other                                                                             13.5              2.3
--------------------------------------------------------------------------------------------------------

Total                                                                            100.0%           100.0%
--------------------------------------------------------------------------------------------------------





         Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of stockholders' equity are summarized as follows:



                                                                                               Preacquisition
                                                                               -------------------------------------
                                                                     Nine months        Three months
                                                      Year ended        ended              ended        Year ended
                                                     December 31,    December 31,          March 31,    December 31,
(millions)                                               1997             1996               1996           1995
--------------------------------------------------------------------------------------------------------------------

Net unrealized gains on available-for-sale investment securities before adjustments:
      Fixed maturities                     $           154.5             40.5                2.8          143.8
      Equity securities                                 21.0             10.4                5.8           23.2
--------------------------------------------------------------------------------------------------------------------

Subtotal                                               175.5             50.9                8.6          167.0

Adjustments to the present value
   of future profits and deferred policy
   acquisition costs                                   (61.2)           (21.1)               9.9           (8.0)

Deferred income taxes                                  (40.0)           (10.4)              (6.6)         (55.9)
--------------------------------------------------------------------------------------------------------------------

Net unrealized gains on
   available-for-sale investment
   securities                                           74.3             19.4               11.9          103.1
--------------------------------------------------------------------------------------------------------------------

(2)      Continued

         The source of investment income of the Company is as follows:

                                                                                           Preacquisition
                                                                            ----------------------------------
                                                                Nine months     Three months
                                                  Year ended          ended            ended     Year ended
                                                 December 31,   December 31,        March 31,   December 31,
(millions)                                              1997           1996             1996           1995
--------------------------------------------------------------------------------------------------------------

Fixed maturities                           $           398.5          274.4             93.1          332.8
Equity securities                                        7.3            8.7              4.2           10.8
Mortgage loans on real estate                           48.3           41.3             13.5           49.8
Short-term investments                                   1.0            2.5              0.5            3.5
Other investments                                       22.3           12.9              3.0           13.2
--------------------------------------------------------------------------------------------------------------

Gross investment income                                477.4          339.8            114.3          410.1
Investment expenses                                     (4.9)          (5.4)            (2.3)          (8.0)
--------------------------------------------------------------------------------------------------------------

Net investment income                      $           472.5          334.4            112.0          402.1
--------------------------------------------------------------------------------------------------------------



         Gross realized investment gains and losses resulting from the sales of investment securities were as follows:



                                                                                     Preacquisition
                                                                     ---------------------------------
                                                      Nine months     Three months
                                       Year ended           ended            ended       Year ended
                                      December 31,    December 31,        March 31,     December 31,
(millions)                                   1997            1996             1996             1995
------------------------------------------------------------------------------------------------------

Fixed maturities available for sale:
   Gross gains                         $      8.3             0.6              0.5             12.9
   Gross losses                               -              (0.7)            (1.4)           (90.2)
Fixed maturities held to maturity:
   Gross gains                                -               -                -                1.1
   Gross losses                               -               -                -              (13.8)
Equity securities                             3.4             6.0             10.3              5.6
Mortgage loans on real estate                (0.8)            -               (0.4)             2.3
Other                                         2.4             0.1              -                5.6
---------------------------------------------------------------------------------------------------

Total before tax                             13.3             6.0              9.0            (76.5)
Less applicable tax                          (4.7)           (2.3)            (1.9)            26.8
----------------------------------------------------------------------------------------------------

Total                                  $      8.6             3.7              7.1            (49.7)
----------------------------------------------------------------------------------------------------

(2)      Continued

         The changes in net unrealized gains (losses) on fixed maturities and equity security investments are as follows:



                                                                                           Preacquisition
                                                                           -----------------------------------
                                                              Nine months    Three months
                                              Year ended            ended           ended       Year ended
                                             December 31,     December 31,       March 31,     December 31,
(millions)                                          1997             1996            1996             1995
--------------------------------------------------------------------------------------------------------------

Fixed maturities:
   Available for sale                         $    114.0             40.5          (141.0)           298.7
   Held to maturity                                  -                -               -              233.7
Equity securities                                   10.6             10.4           (17.4)            26.1
--------------------------------------------------------------------------------------------------------------

Net unrealized investment gains (losses)      $    124.6             50.9          (158.4)           558.5
--------------------------------------------------------------------------------------------------------------



 (3)     Income Tax

         Beginning April 1, 1996, Life of Virginia and its subsidiary have been included in the life insurance company consolidated federal income tax return of GE Capital Assurance and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital. Prior to April 1, 1996, Life of Virginia was included in the consolidated federal income tax return of Aon and its principal domestic subsidiaries and in accordance with intercompany policy, provided taxes on income based on a separate company basis. Amounts payable or recoverable related to periods before April 1, 1996, are subject to an indemnification agreement with Aon. As such the Company is not at risk for any income taxes nor entitled to recoveries related to those periods.

(3)      Continued

         Income taxes are recorded in the statements of income and directly in stockholders' equity accounts. Income taxes for the years ending December 31 was allocated as follows:




                                                                                     Preacquisition
                                                                      -----------------------------------
                                                        Nine months     Three months
                                        Year ended            ended            ended      Year ended
                                       December 31,     December 31,        March 31,    December 31,
(millions)                                    1997             1996             1996            1995
---------------------------------------------------------------------------------------------------------

Statement of income:
   Operating income (excluding
      realized investment gains
      and losses)                         $   47.5             29.5              5.1            53.9
   Realized investment gains/losses            4.7              2.3              1.9           (26.8)
--------------------------------------------------------------------------------------------------------

   Income tax expense included
      in the statement of income              52.2             31.8              7.0            27.1
Stockholders' equity:
   Unrealized gains/(losses) on
      securities available for sale           29.6             10.4            (49.3)           86.0
--------------------------------------------------------------------------------------------------------

Total                                     $   81.8             42.2            (42.3)          113.1
--------------------------------------------------------------------------------------------------------



         The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before income tax expense. A reconciliation of the income tax provisions based on the statutory corporate tax rate to the provisions reflected in the consolidated financial statements is as follows:

                                                                                                   Preacquisition
                                                                                     ------------------------------------------
                                                                    Nine months          Three months
                                              Year ended               ended                ended              Year ended
                                             December 31,          December 31,          December 31,         December 31,
                                                 1997                  1996                  1996                 1995
                                         --------------------- --------------------- -------------------- ---------------------
Statutory tax rate .....................  $  50.1       35.0%   $  30.1       35.0%   $  6.6       35.0%   $  23.2       35.0%
Tax-exempt investment income
 deductions ............................    ( 0.9)      (0.7)     ( 1.0)      (1.2)       --       (0.1)     ( 0.1)      (0.1)
Adjustment of prior year taxes .........       --         --         --         --        --         --        3.5        5.3
Other-net ..............................      3.0        2.2        2.7        3.2       0.4        2.1        0.5        0.7
                                          -------       ----    -------       ----    ------       ----    -------       ----
Effective tax rate .....................  $  52.2       36.5%   $  31.8       37.0%   $  7.0       37.0%   $  27.1       40.9%
                                          =======       ====    =======       ====    ======       ====    =======       ====

     Significant compnents of Life of Virginia's deffered tax liabilities and assets are as follows (in millions):



                                              December 31,     December 31,
                                                  1997             1996
                                             --------------   -------------
Deferred tax liabilities:
 Present value of future profits .........       $ 79.1             89.9
 Unrealized investment gains .............         40.0             10.4
 Other ...................................          2.7              6.5
                                                 ------            -----
Total deferred tax liabilities ...........        121.8            106.7
                                                 ------            -----
Deferred tax assets:
 Insurance reserve amounts ...............        142.9            120.4
 Policy acquisition costs ................         11.8             34.3
 Guaranty fund amounts ...................          9.4             10.8
 Other ...................................         15.1             14.1
                                                 ------            -----
Total deferred tax assets ................        179.2            179.6
                                                 ------            -----
Net deferred tax assets ..................       $ 57.4             72.9
                                                 ======            =====

     Deferred taxes are allocated to individual subsidiaries by applying the asset and liability method of accounting for deferred income taxes. Intercompany balances are settled annually.

(3)      Continued

         A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based on the expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly, no valuation allowance is established.

         The amount of income taxes paid (refunded) for the year ended December 31, 1997, the nine months ended December 31, 1996, three months ended March 31, 1996, and the year ended December 31, 1995 was $64.4 million, $38.6 million, $(2.4) million and $44.9 million, respectively.


   (4)   Reinsurance and Claim Reserves

         Life of Virginia is involved in both the cession and assumption of reinsurance with other companies. Life of Virginia's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

         A summary of reinsurance activity is as follows:



                                                                                       Preacquisition
                                                                       ---------------------------------
                                                         Nine months     Three months
                                         Year ended            ended            ended        Year ended
                                       December 31,     December 31,        March 31,      December 31,
                                               1997             1996             1996              1995
                                     ---------------  ---------------  ---------------   ---------------
                                             Earned           Earned           Earned            Earned
                                     ---------------  ---------------  ---------------   ---------------
Direct                              $         337.3            210.5             77.2             261.5
Assumed                                        20.7              6.6             35.0               4.3
Ceded                                          84.8             62.4             19.8              86.5
-------------------------------------------------------------------------------------------------------

Net premiums                                  273.2            154.7             92.4             179.3
-------------------------------------------------------------------------------------------------------

   (4)   Continued

         Due to the nature of the Company's reinsurance contracts, premiums earned approximate premiums written.

         A significant portion of Life of Virginia's ceded premiums relates to group life and health premiums. Life of Virginia is the primary carrier for the State of Virginia employees group life and health plan. By statute, Life of Virginia must reinsure these risks with other Virginia domiciled companies who wish to participate.

         Incurred losses and loss adjustment expenses are net of reinsurance of $72.7 million, $60.5 million, $17.2 million and $63.1 million for the year ended December 31, 1997, the nine months ended December 31, 1996, three months ended March 31, 1996 and the year ended December 31, 1995, respectively.

         In December 1994, Life of Virginia ceded to CICA $406.6 million of its guaranteed investment contract liabilities. In conjunction with the liability cession, Life of Virginia transferred to CICA available for sale fixed maturities with a fair value of $278.1 million and a cost of $287.2 million and preferred stock with a fair value of $110.5 million and a cost of $119.7 million.

         In January 1995, Life of Virginia ceded to CICA $600 million of its single premium deferred annuity liabilities. In conjunction with the liability cession, Life of Virginia transferred to CICA available for sale fixed maturities with a fair value of $436.1 million and book value of $501.4 million and held to maturity fixed maturities with a fair value of $81.4 million and a book value of $95.1 million. In addition, $5.5 million of accrued income related to the assets above was transferred to CICA. This transaction resulted in a deferred reinsurance gain of $77.0 million, $24 million of which was recognized in 1995. Additionally, Life of Virginia recognized a $79.0 million realized investment loss.

(4)      Continued

         In connection with the sale of the Company, the following transactions occurred effective January 1, 1996: single premium deferred annuity liabilities reinsured with CICA in 1995 were recaptured, guaranteed investment contract liabilities reinsured with CICA in 1994 were recaptured, other lines of CICA insurance business inforce were assumed, and other related liabilities of CICA were assumed. In conjunction with the recapture and assumption, CICA transferred to Life of Virginia assets with a fair value totaling $842.6 million. For the three months ended March 31, 1996, premiums of $33.9 million, benefits of $46.7 million, commission expense of $10.2 million and a capital contribution of $69.3 million as a result of various reinsurance transactions. The $53 million deferred reinsurance gain remaining at December 31, 1995 from the January 1995 single premium deferred annuity cession to CICA was recognized as a capital contribution. The tables below summarize the assets and liabilities transferred from CICA to the Company.



       Millions                                                    Fair Value
-----------------------------------------------------------------------------
Assets transferred:
     Fixed maturity                                              $     727.4
     Preferred stock                                                    88.2
     Policy loans                                                       14.2
     Accrued investment income                                          10.0
     Cash                                                                2.8
-----------------------------------------------------------------------------

Total                                                                  842.6
-----------------------------------------------------------------------------

Liabilities recaptured and assumed:
     Single premium deferred annuity                                   410.5
     Guaranteed investment contracts                                   212.6
     Universal life contracts                                          156.6
     Individual traditional contracts                                   33.2
     Other lines of business inforce                                    19.9
     Other liabilities                                                  16.5
-----------------------------------------------------------------------------

Total                                                            $     849.3
-----------------------------------------------------------------------------

   (5)   Employee Benefits

         Savings Plan

         Beginning April 1, 1996, Life of Virginia's salaried and commissioned employees participated in a General Electric contributory savings plan. Provisions made for the savings plan were $.9 million and $.6 million for the year ended December 31, 1997 and the nine months ended December 31, 1996.

         Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's contributory savings plan for the benefit of salaried and commissioned employees. Provisions made for the savings plan were $.3 million and $.8 million for the three months ended March 31, 1996, and the year ended December 31, 1995, respectively. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

         Employee Stock Ownership Plan

         Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's leveraged ESOP for the benefit of salaried and certain commissioned employees. Contributions to the ESOP for the three months ended March 31, 1996 and the year ended December 31, 1995 charged to Life of Virginia's operations amounted to $.1 million and $.5 million, respectively. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

         Pension Plan

         Beginning April 1, 1996, Life of Virginia's salaried and commissioned employees participated in a General Electric contributory defined benefit pension plan. Generally, benefits are based on the greater of a formula recognizing career earnings or a formula recognizing length of service and final average earnings. Benefit provisions are subject to collective bargaining. General Electric's funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws plus such additional amounts as determined appropriate. The components of net periodic pension cost and benefit obligations of the General Electric defined benefit plan are not separately available for Life of Virginia. In connection with Life of Virginia's participation in the General Electric contributory defined benefit pension plan a $.6 million and $.4 million expense were incurred for the year ended December 31, 1997 and the nine months ended December 31, 1996.

   (5)   Continued

         Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's non-contributory defined benefit pension plan providing retirement benefits for salaried employees and certain commissioned employees based on years of service and salary. Aon's funding policy was to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as Aon determined to be appropriate from time to time. The components of net periodic pension cost and benefit obligations of the Aon defined benefit plan were not separately available for Life of Virginia. In connection with Life of Virginia's participation in the Aon defined benefit plan, the Company had net pension credits of $1.2 million and $3.8 million in the three months ended March 31, 1996 and the year ended December 31, 1995. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

         Postretirement Benefits Other Than Pensions

         Beginning April 1, 1996, Life of Virginia's salaried and commissioned employees participated in a General Electric retiree health and life insurance benefit plan. The plans principally provides health and life insurance benefits to employees who retire under the General Electric pension plan with 10 or more years of service. Retirees share in the cost of their health care benefits. The funding policy for retiree health benefits is generally to pay covered expenses as they are incurred. Expenses incurred by Life of Virginia for the year ended December 31, 1997 and the nine months ended December 31, 1996 for the retiree health and life insurance benefit plan were $1.9 million and $1.3 million, respectively.

         Prior to the acquisition on April 1, 1996, Aon sponsored two defined benefit postretirement health and welfare plans in which Life of Virginia participated that cover both salaried and nonsalaried employees. One plan provided medical benefits, prior to and subsequent to Medicare eligibility, and the other provided life insurance benefits. The postretirement health care plan was contributory, with retiree contributions adjusted annually; the life insurance plan was noncontributory. Both plans were funded on a pay-as-you-go basis. These plans terminated upon the acquisition of Life of Virginia by GE Capital.

(6)      Lease Commitments

         Life of Virginia has noncancelable operating leases for certain office space, equipment and automobiles. Future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at December 31, 1997 are as follows:



(millions)                                       Minimum lease payments
------------------------------------------------------------------------
1998                                                           $    1.1
1999                                                                0.8
2000                                                                0.5
2001                                                                0.3
2002                                                                -
Later years                                                         -
------------------------------------------------------------------------

Total minimum payments required                                $    2.7
------------------------------------------------------------------------




         Rental expense for all operating leases for the year ended December 31, 1997, for the nine months ended December 31, 1996, the three months ended March 31, 1996 and the year ended December 31, 1995 amounted to $1.3 million, $2.5 million, $.8 million and $3.6 million, respectively.


   (7)   Related Party Transactions

         Life of Virginia pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $7.6 million, $3.2 million, $3.5 million and $5.8 million for the year ended December 31, 1997, the nine months ended December 31, 1996, the three months ended March 31, 1996 and the year ended December 31, 1995, respectively. Life of Virginia charges affiliates for certain services and for the use of facilities and equipment which aggregated $4.6 million, $2.0 million, $1.0 million, and $10.0 million for the year ended December 31, 1997, the nine months ended December 31, 1996, the three months ended March 31, 1996, and the year ended December 31, 1995, respectively.

   (7)   Continued

         At December 31, 1997 and 1996, Life of Virginia held investments in securities of certain affiliates amounting to $2.6 million. Amounts included in net investment income related to these holdings totaled $0.1 million, $0.1 million, $0.2 million and $1.0 million for the year ended December 31, 1997, for the nine months ended December 31, 1996, the three months ended March 31, 1996 and the year ended December 31, 1995, respectively.

         In January 1995, Life of Virginia dividend 100% of its Globe Life Insurance Company ("Globe") common stock to CICA, a subsidiary of Aon. At December 31, 1994, Globe had assets of $954.9 million, liabilities of $765.7 million and stockholders' equity of $189.2 million. The fair value of this dividend was $193.3 million.

         In 1995, Life of Virginia received from CICA, in the form of a capital contribution, fixed maturities with a fair value of $45.0 million.

         In January 1995, Life of Virginia transferred limited partnership investments with a fair value of $8.0 million and book value of $7.5 million, common stocks with a fair value of $5.6 million and book value of $3.4 million, and cash of $6.4 million to pay a $20.0 million dividend declared but not paid in 1994. A $2.7 million realized investment gain was recorded on this transfer.


   (8)   Litigation

         Life of Virginia is subject to numerous claims and lawsuits that arise in the ordinary course of business. In some of these cases the remedies that may be sought or damages claimed are substantial, including cases that seek punitive or extraordinary damages. Accruals for these lawsuits have been provided to the extent that losses are deemed probable and are estimable. Although the ultimate outcome of these suits cannot be ascertained and liabilities in indeterminate amounts may be imposed on Life of Virginia, on the basis of present information, availability of insurance coverage, and advice received from counsel, it is the opinion of management that the disposition or ultimate determination of such claims and lawsuits will not have a material adverse effect on the consolidated financial position or results of operations of Life of Virginia.

   (9)   Financial Instruments

         Interest Rate Risk Management

         Life of Virginia used interest rate swap agreements to manage asset and liability durations relating to its capital accumulation annuity business. As of December 31, 1995, these swap agreements had the net effect of lengthening liability durations. Variable rates received on interest rate swap agreements correlate with crediting rates paid on outstanding liabilities. The net effect of swap payments is settled periodically and reported in income. There was no settlement of underlying notional amounts.

         Life of Virginia performed frequent analyses to measure the degree of correlation associated with its derivative program. Life of Virginia assessed the adequacy of the correlation analyses results in determining whether the derivatives qualify for hedge accounting. Realized gains and losses on derivatives that qualify as hedges were deferred and reported as an adjustment of the cost basis of the hedged item. Deferred gains and losses were amortized into income over the life of the hedged item. The fair value of swap agreements hedging liabilities were not recognized in the consolidated statements of financial position.

         These interest rate swaps gave rise to credit risks due to possible non-performance by counterparties. The credit risk was generally limited to the fair value of those contracts that were favorable to Life of Virginia. Life of Virginia limited its credit risk by restricting investments in derivative contracts to a diverse group of highly rated major financial institutions. Life of Virginia closely monitored the credit worthiness of, and exposure to, its counterparties and considered its credit risk to be minimal.

         Life of Virginia had no interest rate swaps outstanding at December 31, 1997 and 1996.

         During the three months ended March 31, 1996 and the year ended December 31, 1995 Life of Virginia amortized $.6 million and $1.4 million, respectively, of net deferred losses relating to interest rate swaps into income.

         As of December 31, 1995, the principal swaps have maturities ranging from September 1999 to October 2000 and variable rates based on five year treasury rates. These swaps were terminated prior to March 31, 1996 resulting in a $1.1 million gain which was deferred.

(9)      Continued

         Other Financial Instruments

         Life of Virginia has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 1997 and December 31, 1996, totaled $16.7 million and $1.7 million, respectively.


         Fair Value of Financial Instruments

         Accounting standards require the disclosure of fair values for certain financial instruments. The fair value disclosures are not intended to encompass the majority of policy liabilities, various other non-financial instruments, or other intangible items related to Life of Virginia's business. Accordingly, care should be exercised in deriving conclusions about Life of Virginia's business or financial condition based on the fair value disclosures.

         The Company has no derivative financial instruments as defined by SFAS No. 119 at December 31, 1997, other than mortgage loan commitments of $67.7 million.

   (9)   Continued

         The carrying amount and fair value of certain of Life of Virginia's financial instruments are as follows:



                                                                 December 31, 1997         December 31, 1996
                                                               ------------------------------------------------
                                                                Carrying         Fair    Carrying         Fair
(millions)                                                        Amount        Value      Amount        Value
---------------------------------------------------------------------------------------------------------------
Assets:
   Fixed maturities and
      equity securities
       (note 2)                                              $  5,774.3      5,774.3     5,308.2      5,308.2
   Mortgage loans on
      real estate                                                 496.2        532.2       585.4        622.6
   Policy loans                                                   188.4        188.4       179.5        179.5
   Cash, short-term
      investments and
      receivables                                                 138.6        138.6       186.4        186.4
   Assets held in separate accounts                             4,066.4      4,066.4     2,762.7      2,762.7
------------------------------------------------------------------------------------------------------------

Liabilities:
   Investment type
      insurance contracts                                       3,113.8      3,100.7     3,055.0      3,027.6
   Commissions and
      general expenses                                             51.1         51.1        46.8         46.8
   Liabilities related to separate accounts                     4,066.4      4,066.4     2,762.7      2,762.7
------------------------------------------------------------------------------------------------------------



         See Note 1 regarding the method used to estimate fair values.

                                                     1
  (10)   Stockholders' Equity

         Generally, the capital and surplus of Life of Virginia available for transfer to the Parent are limited to the amounts that the statutory capital and surplus exceed minimum statutory capital requirements; however, payments of the amounts as dividends may be subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company without prior approval at December 31, 1997, is $51.8 million.

         Statutory net income (loss) and stockholders' equity is summarized below:


                                                                                         Preacquisition
                                                                            ------------------------------
                                                                 Nine months  Three months
                                                 Year ended            ended         ended
                                               December 31,     December 31,      March 31,    December 31,
(millions)                                             1997             1996           1996           1995
----------------------------------------------------------------------------------------------------------
Statutory net income                      $           73.9             69.7           (8.3)           53.9
Statutory stockholders' equity                       522.5            419.1          360.5           364.2
----------------------------------------------------------------------------------------------------------


         The National Association of Insurance Commissioners has developed certain Risk Based Capital (RBC) requirements to help regulators identify life insurers that may be inadequately capitalized. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1997 the Company's Total Adjusted Capital and Authorized Control Level
         - RBC were above the calculated minimum regulatory thresholds.

                                                                      APPENDIX C


       ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES AND SURRENDER VALUES

     The following tables illustrate how the Death Benefits, Cash Values and Surrender Values of a Policy change with the investment experience of Separate Account III and with changes in the cost of insurance charges. The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all premiums are allocated to Separate Account III, and if no Policy loans, partial withdrawals or transfer requests have been made. The tables are also based on the assumption that the Policyowner has not requested an increase in the specified amount of the Policy.

     The tables illustrate a Policy issued to a male, age 55, with a total planned premium of $50,000. The first two illustrations show a single premium of $50,000 paid at issue, with no further premiums. The last two illustrations show an annual premium of $10,000 payable for five years, with no further premiums. The specified insurance amount for the first three illustrations is $141,964. Because the fourth illustration shows a rating of 200% (substandard), the specified insurance amount is $125,475. The second column of each illustration shows the accumulated value of the premiums paid at the stated interest rate. The remaining columns illustrate the Death Benefit, Cash Value and Surrender Value of a Policy over the designated period under varying assumptions of investment rates of return and cost of insurance charges. Death benefits, cash and surrender values also take into account charges deducted from premium payments. (See Charges and Deductions)

     The guaranteed cost of insurance charges allowable under the Policy (shown in the illustrations as "guaranteed") are based upon the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for any substandard rating class. These guaranteed charges are used to determine the maximum monthly deduction for cost of insurance. Life of Virginia currently deducts lower cost of insurance charges (shown in the illustrations as "current") and anticipates deducting these charges for the foreseeable future.

     The current cost of insurance charge equals the current cost of insurance rate multiplied by the net amount at risk under the policy. Policies qualifying for the Preferred Funding Risk Class may have a lower cost of insurance charge. (See Cost of Insurance provision of the prospectus.)

     The illustration columns using the guaranteed cost of insurance charges will show the minimum values that would be available under the Policy's terms based on the assumed investment rates of return of 0, 6 or 10%. The Death Benefits, Cash Values and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0, 6 or 10%, over a period of years, but fluctuated above and below those averages for individual Policy years.

     The illustration columns using the cost of insurance charges currently deducted by Life of Virginia assume those current cost of insurance charges are continued for the entire period indicated. Although Life of Virginia currently makes deductions for cost of insurance based upon the current charges, and anticipates continuing such practice for the foreseeable future, THERE IS NO GUARANTEE THAT SUCH CHARGES WILL BE CONTINUED. At the discretion of Life of Virginia, the charges could be increased or decreased, based upon its estimate of expected mortality. Thus, the values in the ninth through the eleventh columns of those illustrations using current cost of insurance charges indicate values that would be available, assuming the stated investment rates of return, if the current cost of insurance charges are continued. THOSE COLUMNS DO NOT ILLUSTRATE VALUES THAT WOULD BE GUARANTEED IF THE HYPOTHETICAL INVESTMENT RATES OF RETURN WERE EARNED.

     The amounts shown for the Death Benefit, Cash Values and Surrender Values reflect the fact that the net investment return of the Investment Subdivision is lower than the gross, after-tax return on the assets held in the particular Fund as a result of expenses paid by it and charges levied against the Investment Subdivision. The illustrations take into account a charge of 0.58%, which represents the average investment advisory fee of the Funds, and a charge of 0.22%, which represents the average annual other expenses of the Funds. Assumed charges for fees and other expenses, as an annual percentage of the average daily net assets of the Funds, are based on the actual fees and expenses incurred by the funds in 1997, or on estimates as described below. Actual fees and expenses charged to a policy will depend on the Investment Subdivisions chosen by the Policyowner. The illustrations also take into account the daily charges by Life of Virginia to an Investment Subdivision for assuming mortality and expense risks and administrative expenses, which is equivalent to a charge at an annual rate of l.30% of the net assets of the Investment Subdivision. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 10% correspond to approximate net annual rates of -2.10%, 3.90% and 7.90%, respectively.

     The annual expenses used for all the funds in these illustrations are net of certain reimbursements and fee waivers by the Funds' investment advisors. Life of Virginia cannot guarantee that the reimbursements will continue.

     All of the information used to determine average fees and expenses for the illustrations was provided by the Funds. In some cases, estimates were substituted by the Funds for the actual fees and expenses. Life of Virginia does not represent that such estimates are true and complete, and has not independently verified these figures.

     The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account III, since Life of Virginia is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 10% by an amount sufficient to cover the tax charges in order to produce the death benefits and Cash Values illustrated. (See Federal Tax Matters.)

     The tables also do not reflect any reduction in sales charges available to certain groups (See Reduction in Charges for Group Sales.); if the reduced charges were illustrated they would show increased Cash Values.

     Upon request, Life of Virginia will provide a comparable illustration based upon the proposed Insured's age, sex, where appropriate, and risk class and the proposed premium payments.

                            VARIABLE LIFE INSURANCE




        Male Issue Age 55        Initial Specified Amount     $141,964
        Rating 100% (Standard)   Initial Premium              $ 50,000
        Level Death Benefit      Total Planned Premium (1)    $ 50,000


                            0% Assumed Hypothetical        5% Assumed Hypothetical        6% Assumed Hypothetical
                            Gross Annual Investment        Gross Annual Investment        Gross Annual Investment
                          Return with Maximum Charges    Return with maximum Charges    Return with Current Charges
   End       Premiums                (2)(3)                         (2)(3)                         (2)(4)
   of      Accumulated   ------------------------------ ------------------------------ ------------------------------
 Policy   At 5% Interest  Surrender    Cash     Death    Surrender    Cash     Death    Surrender     Cash     Death
  Year       Per Year       Value      Value   Benefit     Value      Value   Benefit     Value      Value    Benefit
-------- --------------- ----------- -------- --------- ----------- -------- --------- ----------- --------- --------
   1          52,500       45,414     48,414   141,964     48,381    51,381   141,964     48,381     51,381   141,964
   2          55,125       43,090     46,090   141,964     49,063    52,063   141,964     49,801     52,801   141,964
   3          57,881       40,699     43,699   141,964     49,681    52,681   141,964     51,259     54,259   141,964
   4          60,775       38,231     41,231   141,964     50,227    53,227   141,964     52,758     55,758   141,964
   5          63,814       36,174     38,674   141,964     51,191    53,691   141,964     54,798     57,298   141,964
   6          67,005       34,008     36,008   141,964     52,058    54,058   141,964     56,881     58,881   141,964
   7          70,355       31,710     33,210   141,964     52,810    54,310   141,964     59,008     60,508   141,964
   8          73,873       29,253     30,253   141,964     53,424    54,424   141,964     61,179     62,179   141,964
   9          77,566       26,601     27,101   141,964     53,874    54,374   141,964     63,397     63,897   141,964
  10          81,445       23,719     23,719   141,964     54,129    54,129   141,964     65,662     65,662   141,964
  15         103,946        2,298      2,298   141,964     50,404    50,404   141,964     77,154     77,154   141,964
  20         132,665           *         *        *        34,477    34,477   141,964     90,658     90,658   141,964
  25         169,318           *         *        *          *          *        *       106,525    106,525   141,964
  30         216,097           *         *        *          *          *        *       125,169    125,169   141,964
  35         275,801           *         *        *          *          *        *       147,076    147,076   154,430

---------
* Premium in addition to the planned premium is required to keep policy in effect.
(1) The values illustrated assume a single premium of $ 50,000 with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Cash Value.
(3) The values and benefits are shown using the maximum cost of insurance charges allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.
(4) The values and benefits are shown using the cost of insurance charges currently deducted by Life of Virginia. Although Life of Virginia anticipates deducting these charges for the foreseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF LIFE OF VIRGINIA. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0% AND 6% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -2.10% AND 3.90%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0% AND 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE LIFE INSURANCE




          Male Issue Age 55        Initial Specified Amount     $141,964
          Rating 100% (Standard)   Initial Premium              $ 50,000
          Level Death Benefit      Total Planned Premium (1)    $ 50,000



                            0% Assumed Hypothetical        10% Assumed Hypothetical        10% Assumed Hypothetical
                            Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                          Return with Maximum Charges     Return with maximum Charges    Return with Current Charges
   End       Premiums                (2)(3)                         (2)(3)                          (2)(4)
   of      Accumulated   ------------------------------ ------------------------------- ------------------------------
 Policy   At 5% Interest  Surrender    Cash     Death    Surrender     Cash     Death    Surrender     Cash     Death
  Year       Per Year       Value      Value   Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- -------- --------- ----------- --------- --------- ----------- --------- --------
   1         52,500        45,414     48,414   141,964    50,359     53,359    141,964    50,359      53,359   141,964
   2         55,125        43,090     46,090   141,964    53,245     56,245    141,964    53,944      56,944   141,964
   3         57,881        40,699     43,699   141,964    56,288     59,288    141,964    57,771      60,771   141,964
   4         60,775        38,231     41,231   141,964    59,502     62,502    141,964    61,859      64,859   141,964
   5         63,814        36,174     38,674   141,964    63,403     65,903    141,964    66,730      69,230   141,964
   6         67,005        34,008     36,008   141,964    67,506     69,506    141,964    71,912      73,912   141,964
   7         70,355        31,710     33,210   141,964    71,828     73,328    141,964    77,397      78,897   141,964
   8         73,873        29,253     30,253   141,964    76,386     77,386    141,964    83,213      84,213   141,964
   9         77,566        26,601     27,101   141,964    81,205     81,705    141,964    89,386      89,886   141,964
  10         81,445        23,719     23,719   141,964    86,311     86,311    141,964    95,948      95,948   141,964
  15        103,946         2,298      2,298   141,964   118,666    118,666    141,964   136,712     136,712   158,586
  20        132,665            *         *        *      169,097    169,097    180,934   194,934     194,934   208,579
  25        169,318            *         *        *      242,698    242,698    254,833   279,780     279,780   293,769
  30        216,097            *         *        *      344,621    344,621    361,852   397,878     397,878   417,772
  35        275,801            *         *        *      481,055    481,055    505,107   564,709     564,709   592,945

---------
* Premium in addition to the planned premium is required to keep policy in effect.
(1) The values illustrated assume a single premium of $ 50,000 with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Cash Value.
(3) The values and benefits are shown using the maximum cost of insurance charges allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.
(4) The values and benefits are shown using the cost of insurance charges currently deducted by Life of Virginia. Although Life of Virginia anticipates deducting these charges for the foreseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF LIFE OF VIRGINIA. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0% AND 10% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -2.10% AND 7.90%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0% AND 10% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE LIFE INSURANCE



         Male Issue Age 55        Initial Specified Amount     $141,964
         Rating 100% (Standard)   Initial Premium              $ 10,000
         Level Death Benefit      Total Planned Premium (1)    $ 50,000


                             0% Assumed Hypothetical        10% Assumed Hypothetical        10% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Maximum Charges     Return with maximum Charges    Return with Current Charges
   End       Premiums                (2)(3)                          (2)(3)                          (2)(4)
   of      Accumulated   ------------------------------- ------------------------------- ------------------------------
 Policy   At 5% Interest  Surrender     Cash     Death    Surrender     Cash     Death    Surrender     Cash     Death
  Year       Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
    1        10,500         9,049       9,649    141,964    10,034     10,634  141,964      10,034     10,634   141,964
    2        21,525        16,544      17,744    141,964    19,504     20,704  141,964      20,744     21,944   141,964
    3        33,101        23,803      25,603    141,964    29,720     31,520  141,964      32,171     33,971   141,964
    4        45,256        30,836      33,236    141,964    40,764     43,164  141,964      44,360     46,760   141,964
    5        58,019        37,756      40,656    141,964    52,827     55,727  141,964      57,674     60,574   141,964
    6        60,920        35,270      37,970    141,964    55,702     58,402  141,964      61,944     64,644   141,964
    7        63,966        32,755      35,155    141,964    58,793     61,193  141,964      66,587     68,987   141,964
    8        67,164        30,185      32,185    141,964    62,104     64,104  141,964      71,622     73,622   141,964
    9        70,523        27,524      29,024    141,964    65,637     67,137  141,964      77,068     78,568   141,964
   10        74,049        24,636      25,636    141,964    69,301     70,301  141,964      82,847     83,847   141,964
   15        94,507         4,089       4,089    141,964    90,232     90,232  141,964     117,891    117,891   141,964
   20       120,618            *          *         *      120,886    120,886  141,964     168,086    168,086   179,852
   25       153,942            *          *         *      172,254    172,254  180,867     241,247    241,247   253,309
   30       196,473            *          *         *      244,594    244,594  256,823     343,079    343,079   360,233
   35       250,755            *          *         *      341,427    341,427  358,499     486,934    486,934   511,280

---------
* Premium in addition to the planned premium is required to keep policy in effect.
(1) The values illustrated assume five annual premiums of $ 10,000 paid at the beginning of each year, with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Cash Value.
(3) The values and benefits are shown using the maximum cost of insurance charges allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.
(4) The values and benefits are shown using the cost of insurance charges currently deducted by Life of Virginia. Although Life of Virginia anticipates deducting these charges for the foreseeable future. THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF LIFE OF VIRGINIA. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown i the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0% AND 10% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -2.10% AND 7.90%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0% AND 10% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE LIFE INSURANCE



       Male Issue Age 55           Initial Specified Amount     $125,475
       Rating 200% (Substandard)   Initial Premium              $ 10,000
       Level Death Benefit         Total Planned Premium (1)    $ 50,000


                             0% Assumed Hypothetical        10% Assumed Hypothetical        6% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Maximum Charges     Return with maximum Charges    Return with Current Charges
   End       Premiums                (2)(3)                          (2)(3)                          (2)(4)
   of      Accumulated   ------------------------------- ------------------------------- ------------------------------
 Policy   At 5% Interest  Surrender     Cash     Death    Surrender     Cash     Death    Surrender     Cash     Death
  Year       Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
    1        10,500         8,301       8,901    125,475    9,254      9,854    125,475      9,254      9,854   125,475
    2        21,525        14,766      15,966    125,475   17,581     18,781    125,475     19,235     20,435   125,475
    3        33,101        20,999      22,799    125,475   26,576     28,376    125,475     30,017     31,817   125,475
    4        45,256        27,015      29,415    125,475   36,337     38,737    125,475     41,676     44,076   125,475
    5        58,019        32,930      35,830    125,475   47,077     49,977    125,475     54,403     57,303   125,475
    6        60,920        29,290      31,990    125,475   48,440     51,140    125,475     58,039     60,739   125,475
    7        63,966        25,444      27,844    125,475   49,798     52,198    125,475     61,934     64,334   125,475
    8        67,164        21,324      23,324    125,475   51,117     53,117    125,475     66,093     68,093   125,475
    9        70,523        16,848      18,348    125,475   52,353     53,853    125,475     70,529     72,029   125,475
   10        74,049        11,822      12,822    125,475   53,356     54,356    125,475     75,159     76,159   125,475
   15        94,507            *          *         *      52,139     52,139    125,475    100,872    100,872   125,475
   20       120,618            *          *         *      27,434     27,434    125,475    139,355    139,355   149,110
   25       153,942            *          *         *          *         *         *       196,279    196,279   206,093
   30       196,473            *          *         *          *         *         *       270,590    270,590   284,120
   35       250,755            *          *         *          *         *         *       360,492    360,492   378,517

---------
* Premium in addition to the planned premium is required to keep policy in effect.
(1) The values illustrated assume five annual premiums of $ 10,000 paid at the beginning of each year, with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Cash Value.
(3) The values and benefits are shown using the maximum cost of insurance charges allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.
(4) The values and benefits are shown using the cost of insurance charges currently deducted by Life of Virginia. Although Life of Virginia anticipates deducting these charges for the foreseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF LIFE OF VIRGINIA. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0% AND 10% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -2.10% AND 7.90%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0% AND 10% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                     APPENDIX D


                     LIFE OF VIRGINIA SEPARATE ACCOUNT III
             MATTERS RELATING TO POLICIES ISSUED PRIOR TO 11/14/95

     Policies issued prior to November 14, 1995 contain certain rights, benefits and procedures which differ from those described elsewhere in this Prospectus. An individual who has purchased such a Policy must refer to this Appendix in conjunction with the remainder of this Prospectus in order to determine his or her rights and benefits under the Policy.

     Summary of Rights and Benefits Under These Policies. Policies issued on or before November 14, 1995 were designed to operate generally as single premium policies; the minimum initial premium was $5,000.

     Policies issued before November 14, 1995 utilized only one underwriting class with respect to Insureds, and imposed a current cost of insurance charge at a rate equivalent to an annual rate of 0.55% of a Policy's Cash Value in Separate Account III. The initial specified amount was determined in part by the initial premium paid.

     Rights, benefits, and procedures with respect to the policies issued prior to November 14, 1995 are set forth in greater detail below.

                                     * * *

     With respect to the rights and benefits described below, these rights and benefits should be substituted in their entirety for the related rights and benefits found elsewhere in this Prospectus. All other procedures described herein, however, are meant to modify the procedures found elsewhere in the Prospectus, and must be read in conjunction with the procedures found elsewhere in this Prospectus.

                                     * * *

     While this policy is designed to operate generally as a single premium policy, it does offer an additional premium payment option (so long as there is no outstanding Policy Debt), which provides limited premium flexibility.

                                     * * *

     References to the minimum first-year planned premium, wherever they appear in the Prospectus, should be replaced with references to the minimum initial premium; specifically, the minimum initial premium required to issue a Policy is $5,000.

     The third paragraph of the Charges and Deductions provision is replaced with the following: A deduction is made on each Monthly Anniversary Day in order to compensate Life of Virginia for the cost of insurance. The cost of insurance charge is currently deducted at a rate equivalent to an annual rate of .55% of the Policy's Cash Value in Separate Account III. Life of Virginia may, at its discretion, increase or decrease this charge; however, in no event will the current charge exceed amounts based on the 1980 Commissioners' Standard Ordinary Mortality Table.

                                     * * *

     The following sentence is deleted from the end of the first paragraph under Purchasing a Policy: Life of Virginia assigns Insureds to standard and substandard risk classes. Cost of insurance deductions will generally be higher under Policies insuring persons assigned to substandard risk classes.

                                     * * *

     The Initial Premium provision of the Prospectus is replaced with the following:

     Initial Premium. The initial premium is due on or before the Policy Date. The initial premium is the guideline single premium for life insurance as determined in the Internal Revenue Code. This amount will be stated on the policy data pages. The minimum initial premium is $5,000. All premiums are payable to Life of Virginia at its Home Office.

                                     * * *

     The fifth sentence of the second paragraph of the Death Benefit provision of the Prospectus is replaced with the following: Initially, the specified amount is determined when the Policy is issued by the amount of the initial premium and the age and sex of the Insured.

                                     * * *

     The first two paragraphs of the Changes in the Specified Amount provision of the Prospectus are replaced with the following:

     After a Policy has been in effect for one year, a Policyowner may adjust the existing insurance coverage by increasing the specified amount. To apply for an increase, the Policyowner must first complete a supplemental application and submit evidence, satisfactory to Life of Virginia, that the Insured is insurable. In order for an increase to become effective, the Policyowner must make an Additional Premium Payment after an increase is approved. The required Additional Premium Payment depends on the amount of the increase requested and the Attained Age and sex of the Insured. The premium required for a particular increase in specified amount will increase as the Attained Age of the Insured increases. The minimum increase in the specified amount that Life of Virginia will allow under the Policy is one which requires a $1,000 Additional Premium Payment.

                                     * * *

     The following is deleted from the Charges Attributable to Premium Payments provision of the Prospectus. All premium payments made during a Policy year are deemed to have been made on the first day of such Policy year; accordingly, one year is considered to have elapsed since the payment of such premiums on each subsequent policy anniversary. In order to determine the portion of Cash Value in Separate Account III subject to the premium tax charge and distribution expense charge, premiums are grouped by Policy year.

                                     * * *

     The Cost of Insurance Charge provision of the Prospectus is replaced with the following:

     Cost of Insurance Charge. A cost of insurance charge will be deducted on each Monthly Anniversary Day. Currently, the charge is equal to .0458% of the Policy's Cash Value in each Investment Subdivision on the Monthly Anniversary Day. This is equivalent to an annual rate of .55% of a Policy's Cash Value in Separate Account III. Life of Virginia may, at its discretion, increase or decrease this charge; however, in no event will the current charge exceed the guaranteed cost of insurance charge set forth in the Policy.

     To determine the guaranteed cost of insurance charge, a Policy's net amount at risk for a policy month is divided by 1,000 and the result is multiplied by the applicable guaranteed maximum cost of insurance rate. To determine the net amount at risk on a Monthly Anniversary Day, the Death Benefit on that date is divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%) and then the Policy's Cash Value on that date is subtracted. Thus, the net amount at risk depends upon and will be affected by changes in the Policy's Cash Value.

     Changes in the Death Benefit may affect the amount of the guaranteed cost of insurance charge deductible under the Policies. Because the cost of insurance charge varies with the net amount at risk, an increase in specified amount or the calculation of the Death Benefit based on the corridor percentage (See, Death Benefit.) may cause the guaranteed cost of insurance charge to increase.

     The guaranteed monthly cost of insurance rate is based on the Insured's sex and Attained Age. The guaranteed maximum cost of insurance rates allowable under the Policies are based on the Commissioners' 1980 Standard Ordinary Mortality Table. The guaranteed cost of insurance rates generally increase as the Insured's Attained Age increases.

                                     * * *

     The third paragraph of the Tax Treatment of Policy Loans and Other Distributions Under Certain Policies provision of the prospectus is replaced with the following:

     Policies entered into on or after June 21, 1988, are modified endowment contracts because the initial premium exceeds the premium allowed by the 7-Pay Test for the first year. Because these Policies are modified endowment contracts, loans and other distributions will be treated as described in items 3, 4 and 5 above. (Exception: If a Policy is received in exchange for a policy that was not a modified endowment contract, the Policy may not be a modified endowment contract. If partial withdrawals are made from the Policy, however, this might cause the Policy to become a modified endowment contract. Unless Life of Virginia can so determine, Life of Virginia will assume that the Policy is a modified endowment contract, and will withhold and report on that basis for income tax purposes.)

                           SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 1998
                   FOR LIFE OF VIRGINIA SEPARATE ACCOUNT III

General Information

     Contributions and/or transfers to the Guarantee Account, as described below, become part of the General Account of Life of Virginia. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, (the "1933 Act"), and the General Account is not registered as an investment company under the Investment Company Act of 1940, (the "1940 Act"). Accordingly, neither the General Account nor any interests therein are subject to the provisions of the 1933 Act or the 1940 Act, and the information in this supplement has not been reviewed by the staff of the Securities and Exchange Commission. Disclosure regarding the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


The Guarantee Account

     The Policyowner may allocate premium payments to the Guarantee Account or transfer amounts between the Guarantee Account and the Investment Subdivisions of Separate Account III. Upon maturity or surrender of the policy, the cash value of the policy, reduced by any Policy Debt, and after deduction of any applicable surrender charge, is paid in a lump sum, or applied under an optional payment plan. (See Optional Payment Plans). The cash value of the policy includes the cash value in the Guarantee Account, the cash value in the Separate Account, and the cash value held in the General Account to secure policy debt.

     Amounts allocated or transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation. This rate is guaranteed to be at least 4% per annum, however a higher rate of interest may be credited. Any interest credited in excess of the guaranteed interest rate of 4% per annum will be determined at the sole discretion of Life of Virginia. Life of Virginia has no obligation to credit excess interest. With respect to each amount allocated, the interest rate in effect at the time of allocation will be credited for one year from that date. Each year for which a particular interest rate is guaranteed with respect to a particular allocation is the interest rate guarantee period. At the end of the interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to that portion of the cash value in the Guarantee Account represented by that particular allocation.


Charges

     The mortality and expense risk charge is not deducted from the Guarantee Account. This charge is borne solely by the Separate Account. The administrative expense charge will be deducted daily from the cash value of the Guarantee Account, at an annual effective rate of .40%.

     Monthly deductions for cost of insurance are taken from the cash value in the Guarantee Account in the same manner in which these deductions apply to cash value in the Separate Account.

     The distribution expense charge and the premium tax recovery charge do not apply to and are not deducted from the cash value in the Guarantee Account. Surrender and Partial Withdrawal charges apply to cash value allocated to the Guarantee Account in the same manner in which these charges apply to cash value allocated to the Separate Account.


Transfers

     The policyowner may transfer amounts between the Guarantee Account and the Investment Subdivisions of Separate Account III. Transfers will be effective on the date the Policyowner's transfer request is received by the company.

     With respect to transfers between the Guarantee Account and the Investment Subdivisions of Separate Account III, the following restrictions may be imposed:

     Transfers from any particular allocation to the Guarantee Account to subdivisions of Separate Account III may be made only during the 30 day period following the interest rate guarantee period applicable to that particular allocation. The company may limit the amount which may be transferred, but that amount will not be limited to less than 25% of that portion of that particular allocation, plus any accrued interest on that amount.

     No transfers from any subdivision of Separate Account III to the Guarantee Account may be made during the six month period following the transfer of any amount from the Guarantee Account to any subdivisions of the Separate Account.

     In all other respects, the rules and charges applicable to transfers between the various Investment Subdivisions of the Separate Account will apply to transfers involving the Guarantee Account.


Dollar-Cost Averaging

     For policies issued on or after May 1, 1995, as an alternative to the dollar-cost averaging program described above, Policyowners may elect to have Life of Virginia automatically transfer specified amounts from the Guarantee Account to any available Investment Subdivision on a monthly or quarterly basis. To make the election, Policyowners must complete a Dollar-Cost Averaging Agreement. Money may be allocated to the Guarantee Account as an initial or subsequent premium or in the form of a transfer of cash value from one or more Investment Subdivisions. Such allocations must comply with all applicable minimum amount and percentage requirements (see Purchasing a Policy, p. 18 and Allocation of Premiums, p. 20) as well as rules applicable to transfers to the Guarantee Account. Apart from automatic transfers under the Dollar-Cost Averaging Agreement, all rules regarding transfers from the Guarantee Account will apply.


Surrenders, Partial Withdrawals and Loans

     Surrenders, partial withdrawals and loans may be made from the Guarantee Account in addition to the Separate Account, (see Policy Rights and Benefits p.
22). If a partial withdrawal or loan is requested, the Policyowner may specify the accounts from which amounts should be taken. If no account is specified, amounts will be taken first from the Investment Subdivisions of the Separate Account on a pro-rata basis, in proportion to the cash value in each subdivision of the Separate Account. Any amount remaining will be taken from the cash value in the Guarantee Account. Amounts taken from the Guarantee Account will come from the amounts, (including interest credited to such amounts), which have been in the Guarantee Account for the longest period of time.


Deferral of Payment

     Life of Virginia may defer payment of any amount from the Guarantee Account for up to six months. Payment will not be deferred if applicable law requires earlier payment, or if the amount payable is to be used to pay premiums on policies in force with the company.


      THE GUARANTEE ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS

                               Dated May 1, 1998
                    The Life Insurance Company of Virginia
                            6610 West Broad Street
                            Richmond, Virginia 23230

                                    PART II

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


RULE 484 UNDERTAKING

     The Life Insurance Company of Virginia's By-laws provide, in Article V,
Section 5, for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


REPRESENTATION PURSUANT TO RULE 26(e)(2)(A)

     Life of Virginia hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Life of Virginia.


CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following Papers and Documents:

     The facing sheet

     The Prospectus consisting of    pages

     The undertaking to file reports

     The Rule 484 undertaking

     Representation pursuant to Section 26(e)(2)(A)

     The signatures

     Written consents of the following persons:

      (a) J. Neil McMurdie

      (b) Sutherland, Asbill & Brennan LLP

      (c) Bruce E. Booker, FSA

      (d) KPMG Peat Marwick LLP

      (e) Ernst & Young LLP

     The following exhibits:

      See next page

                                   EXHIBITS

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:


1.   (1)(a)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate
                       Account III. 13/
     (1)(b)            Resolution of Board of Directors of Life of Virginia authorizing the addition of Investment Subdivisions to Separate Account III. 13/
     (1)(c)            Resolution of Board of Directors of Life of Virginia authorizing the addition of Fidelity Asset Manager
                       Portfolio and Neuberger & Berman Advisers Management Trust to Separate Account III. 13/
     (1)(d)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment
                       Subdivisions of Separate Account III which invest in shares of Janus Aspen Series, Growth Portfolio,
                       Aggressive Growth Portfolio, and Worldwide Growth Portfolio. 13/
     (1)(e)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional
                       Investment Subdivisions of Separate Account III which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the Contrafund Portfolio of the Variable Insurance Products
                       Fund II. 13/
     (1)(f)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional
                       Investment Subdivisions of Separate Account III which invest in shares of the International Equity
                       Portfolio and the Real Estate Securities Portfolio of the Life of Virginia Series Fund. 13/
     (1)(g)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional
                       Investment Subdivisions of Separate Account III which invest in shares of the American Growth Portfolio and the American Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio
                       and Flexible Income Portfolio of the Janus Aspen Series. 13/
     (1)(h)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account III, investing in shares of the Federated American Leaders
                       Fund II of the Federated Insurance Series, and the International Growth Portfolio of the Janus Aspen
                       Series. 10/
     (1)(i)            Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Growth and Income Portfolio and Growth Opportunities Portfolio of Variable
                       Insurance Products Fund III; Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance
                       Series Fund, Inc.; and Global Income Fund and Value Equity Fund of GE Investments Funds, Inc. 11/
     (1)(j)            Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Capital Appreciation Portfolio of Janus Aspen Series. 11/
     (1)(k)            Resolution of Board of Directors of Life of Virginia authorizing the additional investment subdivisions investing in shares U.S. Equity Fund of GE Investment Funds Inc., Growth and Income
                       Fund of Goldman Sachs Variable Insurance Trust and Mid Cap Equity Fund of Goldman Sachs Variable Income
                       Trust. 13/
       (2)             Not Applicable
     (3)(a)            Underwriting Agreement dated December 12, 1998 between The Life Insurance Company of Virginia and
                       Capital Brokerage Corporation. 13/
     (3)(b)            Dealer Sales Agreement dated December 13, 1997. 13/
     (3)(c)            Product Commission Schedule 13/
     (3)(d)            Consent of Ernst & Young LLP 13/
       (4)             Not Applicable
     (5)(a)            Policy Form 13/
     (5)(b)            Endorsement to Policy 13/
     (5)(b)(i)         Endorsement providing Partial Withdrawals 14/
     (5)(c)            Guarantee Account Rider 12/
     (6)(a)            Certificate of Incorporation of The Life Insurance Company of Virginia 12/
     (6)(b)            By-Laws of The Life Insurance Company of Virginia 12/
       (7)             Not Applicable
     (8)(a)            Stock Sale Agreement between The Life Insurance Company of Virginia and Life of Virginia Series Fund,
                       Inc. 12/
     (8)(a)(i)         Amendments to Stock Sale Agreement between The Life Insurance Company of Virginia and Life of
                       Virginia Series Fund, Inc. 12/
     (8)(b)            Participation Agreement among The Life Insurance Company of Virginia, Variable Insurance Products
                       Fund II and Fidelity Distributors Corporation. 12/
     (8)(b)(i)         Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
                       Corporation, and The Life Insurance Company of Virginia. 10/
     (8)(b)(ii)        Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
                       Corporation, and The Life Insurance Company of Virginia. 10/

      (8)(c)           Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and
                       The Life Insurance Company of Virginia. 12/
      (8)(d)           Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation and
                       The Life Insurance Company of Virginia. 12/
      (8)(d)(i)        Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management
                       Corporation and The Life Insurance Company of Virginia. 12/
      (8)(e)           Fund Participation Agreement between Janus Aspen Series and The Life Insurance Company of Virginia. 12/
      (8)(f)           Fund Participation Agreement between Insurance Management Series, Federated Securities Corp., and The
                       Life Insurance Company of Virginia. 12/
      (8)(g)           Fund Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and
                       The Life Insurance Company of Virginia. 12/
      (8)(h)           Fund Participation Agreement between Variable Insurance Products Fund III and The Life Insurance
                       Company of Virginia. 11/
      (8)(i)           Fund Participation Agreement between PBHG Insurance Series Fund, Inc. and The Life Insurance
                       Company of Virginia. 11/
        (9)            Services Agreement 12/
     (10)              Form of Application 12/
     (11)              Memorandum describing Life of Virginia's Issuance, Transfer, Redemption and Exchange Procedures for
                       Policies. 10/
2.                     See Exhibit 1(A)5
3.                     Consents of the following:
      (3)(a)           Opinion and Consent of J. Neil McMurdie, Associate Counsel and Assistant Vice President for Life of
                       Virginia 13/
      (3)(b)           Consent of Sutherland, Asbill & Brennan LLP, Outside Counsel 13/
      (3)(c)           Consent of KPMG Peat Marwick LLP 13/
      (3)(d)           Consent of Ernst & Young LLP 13/
4.                     Not Applicable
5.                     Not Applicable
6.                     Opinion and Consent of Actuary Bruce E. Booker, Vice President and Actuary of Life of Virginia 13/
7.                     Power of Attorney dated April 16, 1997. 11/

---------
9/ Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement of form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on October 31, 1995.
10/ Incorporated by reference to Post-Effective Amendment No. 17 to the
    Registration Statement of form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on May 1, 1996.
11/ Incorporated by reference to Post-Effective Amendment No. 18 to the
    Registration Statement of form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on May 1, 1997.
12/ Incorporated by reference to Post-Effective No. 15 to the Registration
    Statement of form S-6 for Life of Virginia Separate Account II, filed with the Securities and Exchange Commission on May 1, 1998.
13/ Incorporated herein.
14/ To be filed by amendment.
                                      II-3

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, Life of Virginia Separate Account III, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia, on the 29 day of April 1998


                                        Life of Virginia Separate Account III

                                        (Seal)The Life Insurance Company of
                                        Virginia
                                        (Depositor)

                                      Attest: /s/ Laura Deusebio
                                             -----------------------------




                                      By: /s/ Selwyn L. Flournoy, Jr.
                                         -----------------------------------
                                              Selwyn L. Flournoy, Jr.
                                              Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, The Life Insurance Company of Virginia certifies that it meets the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County
of Henrico in the Commonwealth of Virginia on the      day of May, 1998.
                                        (Seal)The Life Insurance Company of
                                        Virginia

                                      Attest: /s/ Laura Deusebio
                                             -----------------------------




                                      By: /s/ Selwyn L. Flournoy, Jr.
                                         -----------------------------------
                                              Selwyn L. Flournoy, Jr.
                                              Senior Vice President


     Given under my hand this 29 day of April, 1998 in the
City/County of                       , Commonwealth of Virginia.

                                /s/ Laura Deusebio
                                ----------------------------------------
                                           Notary Public


My Commission Expires   01/2000
                     -------------

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




               Signature                                Title                  Date
---------------------------------------   ---------------------------------   ------
RONALD V. DOLAN                           Director, Chairman of the Board
--------------------------------------
Ronald V. Dolan

SELWYN L. FLOURNOY, JR.                   Director, Senior Vice President
--------------------------------------
Selwyn L. Flournoy, Jr.

LINDA L. LANAM                            Director, Senior Vice President
--------------------------------------
Linda L. Lanam

ROBERT D. CHINN                           Director, Senior Vice President
--------------------------------------
Robert D. Chinn

VICTOR C. MOSES                           Director
--------------------------------------
Victor C. Moses

GEOFFREY S. STIFF                         Director
--------------------------------------
Geoffrey S. Stiff

   By /s/ SELWYN L. FLOURNOY, JR., pursuant to Power of Attorney executed on April 16, 1998.

                                   EXHIBITS


                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

1.   (1)(a)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate
                       Account III.
     (1)(b)            Resolution of Board of Directors of Life of Virginia authorizing the addition of Investment Subdivisions to Separate Account III.
     (1)(c)            Resolution of Board of Directors of Life of Virginia authorizing the addition of Fidelity Asset Manager
                       Portfolio and Neuberger & Berman Advisers Management Trust to Separate Account III.
     (1)(d)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment
                       Subdivisions of Separate Account III which invest in shares of Janus Aspen Series, Growth Portfolio,
                       Aggressive Growth Portfolio, and Worldwide Growth Portfolio.
     (1)(e)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional
                       Investment Subdivisions of Separate Account III which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the Contrafund Portfolio of the Variable Insurance Products
                       Fund III.
     (1)(f)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional
                       Investment Subdivisions of Separate Account III which invest in shares of the International Equity
                       Portfolio and the Real Estate Securities Portfolio of the Life of Virginia Series Fund.
     (1)(g)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional
                       Investment Subdivisions of Separate Account III which invest in shares of the American Growth Portfolio and the American Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio
                       and Flexible Income Portfolio of the Janus Aspen Series.
     (1)(k)            Resolution of Board of Directors of Life of Virginia authorizing the additional investment subdivisions investing in shares U.S. Equity Fund of GE Investment Funds Inc., Growth and Income
                       Fund of Goldman Sachs Variable Insurance Trust and Mid Cap Equity Fund of Goldman Sachs Variable Income
                       Trust.
     (3)(a)            Underwriting Agreement dated December 12, 1998 between The Life Insurance Company of Virginia and
                       Capital Brokerage Corporation.
     (3)(b)            Dealer Sales Agreement dated December 13, 1997.
     (3)(c)            Product Commission Schedule
     (5)(a)            Policy Form
     (5)(b)            Endorsement to Policy
3.                     Consents of the following:
      (3)(a)           Opinion and Consent of J. Neil McMurdie, Associate Counsel and Assistant Vice President for Life of
                       Virginia
      (3)(b)           Consent of Sutherland, Asbill & Brennan LLP, Outside Counsel
      (3)(c)           Consent of KPMG Peat Marwick LLP
      (3)(d)           Consent of Ernst & Young LLP
6                      Opinion and Consent of Bruce E. Booker, Actuary



                                      II-6

